UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Commodity Strategies Fund

BlackRock Global Long/Short Credit Fund

BlackRock Macro Themes Fund

BlackRock Multi-Asset Real Return Fund

BlackRock Short Obligations Fund

BlackRock Strategic Risk Allocation Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Commodity-Linked Notes	Par (000)	Value
Bank of America Corp. 3-month LIBOR (Indexed to the Bloomberg Commodity Index Roll Select Total Return, multiplied by 3), 12/27/16	$5,000	$5,861,725
JPMorgan Chase Bank, N.A., 3-month LIBOR (Indexed to the Performance of the J.P. Morgan Enhanced Beta Select Alternative Benchmark Total Return Index, multiplied by 3), 12/19/16 (a)	5,000	6,252,615
Morgan Stanley B.V. 3-month LIBOR (Indexed to the Morgan Stanley HDX RADAR MS Dynamic Roll Total Return IndexSM, multiplied by 3), 2/10/17 (a)	4,000	5,966,300
UBS AG, 3-month LIBOR (Indexed to the Bloomberg Commodity Total Return IndexSM, multiplied by 3), 2/13/17 (a)	5,000	7,231,189
Total Commodity-Linked Notes — 20.1%		25,311,829

Common Stocks	Shares	Value
Chemicals — 5.5%
Agrium, Inc.	2,555	220,169
Albemarle Corp.	6,722	444,728
CF Industries Holdings, Inc.	27,564	911,541
Highfield Resources Ltd. (b)(c)	232,093	246,068
Monsanto Co.	23,065	2,160,729
Plant Impact PLC (b)	135,497	107,405
Potash Corp. of Saskatchewan, Inc.	40,367	715,303
Syngenta AG, Registered Shares	3,989	1,600,248
Umicore SA	3,683	183,855
Yara International ASA	7,172	286,866

		6,876,912
Consumer Products — 0.1%
Tegel Group Holdings Ltd. (b)	163,374	176,818
Energy Equipment & Services — 1.2%
Halliburton Co.	4,200	173,502
Schlumberger Ltd.	16,207	1,302,070

		1,475,572

Common Stocks	Shares	Value
Food & Staples Retailing — 0.6%
Fyffes PLC	326,569	$587,085
Total Produce PLC (b)	71,600	127,078

		714,163
Food Products — 9.3%
Adecoagro SA (b)	20,949	223,316
Agt Food & Ingredients, Inc.	15,394	497,633
Archer-Daniels-Midland Co.	19,141	764,492
Astra Agro Lestari Tbk PT	574,300	699,671
BRF SA — ADR	24,137	343,228
Bunge Ltd.	8,777	548,563
Calavo Growers, Inc.	3,825	218,675
First Resources Ltd.	462,000	652,956
Glanbia PLC	52,297	985,674
Golden Agri-Resources Ltd.	1,465,400	434,713
Hormel Foods Corp.	7,119	274,437
Ingredion, Inc.	2,946	339,055
Kerry Group PLC (b)	4,932	439,801
Marine Harvest ASA	14,104	219,828
Mead Johnson Nutrition Co.	4,758	414,660
MG Unit Trust	207,370	196,789
NH Foods Ltd.	21,000	468,077
Purecircle Ltd. (b)(c)	47,085	262,122
Select Harvests Ltd.	53,471	203,588
SunOpta, Inc. (b)	80,298	432,003
Synlait Milk Ltd. (b)	105,457	260,988
Tyson Foods, Inc., Class A	23,537	1,549,205
Wilmar International Ltd.	468,000	1,285,585

		11,715,059
Machinery — 0.4%
Kubota Corp.	37,300	543,344
Metals & Mining — 21.9%
Acacia Mining PLC	35,758	183,551
African Rainbow Minerals Ltd.	10,801	85,223
Agnico Eagle Mines Ltd.	29,330	1,386,437
Alamos Gold, Inc.	51,183	369,177
AngloGold Ashanti Ltd. (b)	35,595	578,643
AuRico Metals, Inc. (b)	9,962	7,146
Barrick Gold Corp.	77,470	1,500,544
Beadell Resources Ltd. (b)	1,291,022	307,797

Portfolio Abbreviations
ADR	American Depositary Receipts	DKK	Danish Krone	LP	Limited Partnership	S&P	Standard & Poor’s
AKA	Also Known As	ETF	Exchange Traded Fund	MSCI	Morgan Stanley Commodity Index	SEK	Swedish Krona
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso	SGD	Singapore Dollar
BRL	Brazilian Real	FKA	Formerly Known As	NOK	Norwegian Krone	SPDR	Standard & Poor’s
BUBOR	Budapest Interbank Offer Rate	FTSE	Financial Times Stock Exchange	NZD	New Zealand Dollar		Depositary Receipts
CAD	Canadian Dollar	GBP	British Pound	OTC	Over-the-counter	TRY	Turkish Lira
CDO	Collateralized Debt Obligation	HUF	Hungarian Forint	PIK	Payment-in-kind	TWD	Taiwan Dollar
CHF	Swiss Franc	INR	Indian Rupee	PHP	Philippine Peso	USD	U.S. Dollar
CLO	Collateralized Loan Obligation	JPY	Japanese Yen	PLN	Polish Zloty	WIBOR	Warsaw Interbank
CNH	Chinese Yuan	KRW	Korean Won	REIT	Real Estate Investment Trust		Offered Rate
CZK	Czech Republic Koruna	LIBOR	London Interbank Offered Rate	RUB	Russian Ruble	ZAR	South African Rand

BLACKROCK FUNDS	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

Common Stocks	Shares	Value
Metals & Mining (continued)
Belo Sun Mining Corp. (b)	266,642	$210,389
BHP Billiton PLC	75,000	1,024,841
Boliden AB	8,171	142,914
Centamin PLC	255,029	450,994
Detour Gold Corp. (b)	35,619	763,933
Dominion Diamond Corp.	20,588	236,449
Eldorado Gold Corp.	214,501	904,368
First Quantum Minerals Ltd.	64,265	547,536
Franco-Nevada Corp.	10,465	734,810
Fresnillo PLC	60,215	981,543
Glencore PLC	547,900	1,309,441
Gold Fields Ltd. — ADR	89,484	420,575
Gold Road Resources Ltd. (b)	41,292	15,541
Goldcorp, Inc.	56,459	1,137,550
Iluka Resources Ltd.	41,559	201,703
Integra Gold Corp. (b)	78,866	43,371
Kinross Gold Corp. (b)	42,317	241,147
Lundin Mining Corp. (b)	147,698	580,339
MAG Silver Corp. (b)	47,889	621,370
Metals X Ltd.	364,858	285,350
MMC Norilsk Nickel PJSC — ADR	26,167	386,487
Mountain Province Diamonds, Inc. (b)	11,893	50,617
Nevsun Resources Ltd.	54,854	205,041
New Gold, Inc. (b)	49,615	233,306
Newcrest Mining Ltd. (b)	126,691	1,847,365
Newmont Mining Corp.	42,475	1,485,351
Northern Star Resources Ltd.	54,121	160,972
Nyrstar NV (b)	49,304	38,955
Oceanagold Corp.	145,646	521,201
Osisko Gold Royalties Ltd.	12,761	170,865
OZ Minerals Ltd.	63,664	282,645
Petra Diamonds Ltd.	41,097	70,858
Polymetal International PLC	7,247	75,123
Pretium Resources, Inc. (b)	30,000	246,991
Randgold Resources Ltd.	3,921	391,663
Randgold Resources Ltd. — ADR	17,049	1,713,425
Rio Tinto PLC	24,146	810,012
Sierra Metals, Inc. (b)	176,284	202,318
Silver Wheaton Corp.	55,700	1,167,094
Sociedad Minera Cerro Verde SAA (b)	9,584	189,859
Tahoe Resources, Inc.	28,050	396,147
Teck Resources Ltd., Class B	25,000	306,049
TMAC Resources, Inc. (b)	71,993	661,002
Trevali Mining Corp. (b)	75,253	37,186
Volcan Cia Minera SAA, Class B	588,947	112,935
Western Areas Ltd.	151,514	285,644
Yamana Gold, Inc.	40,652	201,527

		27,523,320
Oil, Gas & Consumable Fuels — 12.8%
Altagas Ltd.	18,350	446,063
Anadarko Petroleum Corp.	10,761	567,750
BP PLC	136,400	751,482
Cabot Oil & Gas Corp.	10,750	251,550
Cairn Energy PLC (b)	73,309	240,354
Chevron Corp.	10,435	1,066,248
China Shenhua Energy Co. Ltd., H Shares	39,000	65,670
Cimarex Energy Co.	3,799	413,635
Concho Resources, Inc. (b)	1,650	191,681
ConocoPhillips	19,404	927,317
Devon Energy Corp.	9,049	313,819
Enbridge, Inc.	11,893	494,033
EnCana Corp.	29,700	227,242
EOG Resources, Inc.	9,325	770,432
EQT Corp.	5,050	354,005
Exxon Mobil Corp.	22,541	1,992,624

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp.	8,103	$483,101
Kosmos Energy Ltd. (b)	26,521	171,856
Lundin Petroleum AB (b)	9,816	184,165
Marathon Oil Corp.	26,441	372,554
Noble Energy, Inc.	7,855	283,644
Occidental Petroleum Corp.	10,888	834,565
Oil Search Ltd.	50,950	270,124
Phillips 66	4,301	353,155
Pioneer Natural Resources Co.	3,524	585,336
Royal Dutch Shell PLC, A Shares	74,312	1,946,476
Tesoro Corp.	1,850	147,427
TOTAL SA	12,075	610,283
TransCanada Corp.	9,750	404,858
Valero Energy Corp.	6,150	362,051

		16,083,500
Paper & Forest Products — 0.7%
Interfor Corp. (b)	29,727	258,485
Louisiana-Pacific Corp. (b)	17,803	302,651
TFS Corp. Ltd.	281,925	333,715

		894,851
Total Common Stocks — 52.5%		66,003,539

Preferred Stocks	Shares	Value
Food Products — 0.6%
Tyson Foods, Inc., 4.75% (d)	10,085	735,600
Total Long-Term Investments (Cost — $71,673,978) — 73.2%		92,050,968

Short-Term Securities
Money Market Funds

	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (e)(f)	2,609,623	2,609,623

	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (e)(f)(g)	$343	342,673
Total Money Market Funds — 2.4%		2,952,296
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (h):
0.42%, 7/28/16	6,000	5,997,030
0.34%, 8/04/16-10/06/16	13,000	12,986,268
0.45%, 9/08/16	7,000	6,994,295
0.33%, 11/10/16	7,000	6,986,791
Total U.S. Treasury Obligations — 26.2%		32,964,384
Total Short-Term Securities (Cost — $35,907,301) — 28.6%		35,916,680
Total Investments (Cost — $107,581,279*) — 101.8%		$127,967,648
Liabilities in Excess of Other Assets — (1.8)%		(2,224,203)

Net Assets — 100.0%		$125,743,445

2	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

Notes to Schedule of Investments

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$112,971,675

Gross unrealized appreciation	$16,152,173
Gross unrealized depreciation	(1,156,200)

Net unrealized appreciation	$14,995,973

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Convertible security.

(e)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Net Activity	Shares/Beneficial Interest Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,481,404	(871,781)	2,609,623	$ 3,931
BlackRock Liquidity Series, LLC Money Market Series	$2,239,796	$(1,897,123)	$ 342,673	50,492	[1]
Total				$54,423

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(h)	Rates are discount rates or a range of discount rates at the time of purchase.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Commodity-Linked Notes	—	$25,311,829	—	$25,311,829
Common Stocks:
Chemicals	$4,559,875	2,317,037	—	6,876,912
Consumer Products	176,818	—	—	176,818
Energy Equipment & Services	1,475,572	—	—	1,475,572
Food & Staples Retailing	714,163	—	—	714,163
Food Products	6,853,063	4,861,996	—	11,715,059
Machinery	—	543,344	—	543,344
Metals & Mining	18,117,896	9,405,424	—	27,523,320
Oil, Gas & Consumable Fuels	12,014,946	4,068,554	—	16,083,500
Paper & Forest Products	561,136	333,715	—	894,851
Preferred Stocks	735,600	—	—	735,600
Short-Term Securities:
Money Market Funds	2,609,623	342,673	—	2,952,296
U.S. Treasury Obligations	—	32,964,384	—	32,964,384

Total	$47,818,692	$80,148,956	—	$127,967,648

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,133,858	—	—	$1,133,858
Liabilities:
Collateral on securities loaned at value	—	$(342,673)	—	(342,673)

Total	$1,133,858	$(342,673)	—	$791,185

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1[1]	Transfers Out of Level 1	Transfers Into Level 2	Transfers Out of Level 2[1]
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Food Products	$1,021,935	—	—	$(1,021,935)
Metals & Mining	529,537	—	—	(529,537)
Total	$1,551,472	—	—	$(1,551,472)

[1] Systematic Fair Value Prices were not utilized at period end for these investments.

4	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock Commodity Strategies Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Commodity-Linked Notes
Assets:
Opening Balance, as of July 31, 2015	$18,806,085
Transfers into Level 3
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	(8,990,423)
Net change in unrealized appreciation (depreciation)[1]	5,193,915
Purchases	—
Sales	(15,009,577)

Closing Balance, as of April 30, 2016	—

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2016[1]	—

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK FUNDS	APRIL 30, 2016	5

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands — 1.7%
ACAS CLO Ltd., Series 2014-1A, Class C, 3.52%, 7/18/26 (a)(b)	USD	995	$943,057
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 4.27%, 4/15/24 (a)(b)		1,000	925,431
ALM VIII Ltd., Series 2013-8A, Class B, 2.99%, 1/20/26 (a)(b)		1,520	1,479,939
ALM XIV Ltd.:
Series 2014-14A, Class B, 3.57%, 7/28/26 (a)(b)		2,290	2,232,855
Series 2014-14A, Class C, 4.07%, 7/28/26 (a)(b)		2,375	2,172,864
Apidos CLO XII, Series 2013-12A, Class D, 3.67%, 4/15/25 (a)(b)		1,500	1,354,356
Apidos CLO XVII, Series 2014-17A, Class B, 3.47%, 4/17/26 (a)(b)		580	557,986
Apidos CLO XVIII, Series 2014-18A, Class C, 4.29%, 7/22/26 (a)(b)		880	797,601
Ares XXV CLO Ltd., Series 2012-3X, Class C, 3.78%, 1/17/24 (b)		1,300	1,237,791
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 3.32%, 2/17/26 (a)(b)		1,800	1,725,404
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class C, 3.62%, 7/16/26 (a)(b)		500	484,952
Series 2014-1A, Class D, 4.07%, 7/16/26 (a)(b)		980	865,136
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.47%, 4/17/23 (a)(b)		1,185	1,175,294
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class C, 4.12%, 7/20/26 (a)(b)		1,000	900,062
BlueMountain CLO Ltd., Series 2011-1A, Class D, 4.62%, 8/16/22 (a)(b)		2,000	1,997,335
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class C, 5.13%, 10/04/24 (a)(b)		3,495	3,433,251
Series 2012-4A, Class D, 5.13%, 1/20/25 (a)(b)		726	710,707
Cedar Funding III CLO Ltd., Series 2014-3A, Class D, 4.17%, 5/20/26 (a)(b)		1,105	989,200
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.77%, 8/14/24 (a)(b)		1,500	1,447,384
Series 2014-2A, Class B1L, 4.12%, 5/24/26 (a)(b)		1,355	1,221,194
Series 2014-4A, Class D, 4.02%, 10/17/26 (a)(b)		3,250	2,822,918
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.43%, 10/15/26 (a)(b)		500	487,084
Dryden 39 Euro CLO BV, Series 2015-39X, Class E, 5.21%, 10/15/29 (b)	EUR	1,000	1,001,924
Eaton Vance CLO Ltd., Series 2014-1A, Class INC, 0.00%, 7/15/26 (a)(b)	USD	4,000	1,699,912
Flatiron CLO Ltd., Series 2013-1A, Class A1, 2.02%, 1/17/26 (a)(b)		3,205	3,169,029
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class ER, 4.37%, 4/20/23 (a)(b)		1,045	694,504
Series 2012-7A, Class SUBR, 0.00%, 4/20/23 (a)(c)		1,455	273,855
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 3.22%, 4/15/25 (a)(b)		1,000	965,905
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 6.12%, 7/17/23 (a)(b)		1,000	918,106
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.77%, 7/15/25 (a)(b)		1,640	1,604,474
LCM X LP:
Series 10AR, Class CR, 3.47%, 4/15/22 (a)(b)		645	636,009

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 10AR, Class DR, 4.37%, 4/15/22 (a)(b)	USD	2,000	$1,950,376
Madison Park Funding IX Ltd., Series 2012-9AR, Class DR, 4.47%, 8/15/22 (a)(b)		1,500	1,433,151
Madison Park Funding Ltd.:
Series 2012-8AR, Class CR, 3.44%, 4/22/22 (a)(b)		1,252	1,251,435
Series 2012-8AR, Class DR, 4.49%, 4/22/22 (a)(b)		864	838,863
Madison Park Funding X Ltd., Series 2012-10A, Class D, 4.87%, 1/20/25 (a)(b)		2,630	2,549,931
Madison Park Funding XI Ltd., Series 2013-11A, Class C, 3.39%, 10/23/25 (a)(b)		2,680	2,552,008
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 1.78%, 7/22/24 (a)(b)		2,320	2,289,250
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class DR, 4.64%, 7/25/23 (a)(b)		2,000	1,919,634
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.17%, 8/04/25 (a)(b)		568	498,390
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class C, 4.32%, 12/16/24 (a)(b)		1,000	900,230
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 2.04%, 11/20/23 (a)(b)		3,350	3,336,470
OZLM VII Ltd., Series 2014-7A, Class C, 4.23%, 7/17/26 (a)(b)		1,062	952,980
OZLM VIII Ltd., Series 2014-8A, Class B, 3.63%, 10/17/26 (a)(b)		3,000	2,902,634
Palmer Square CLO Ltd., Series 2014-1A, Class C, 4.47%, 10/17/22 (a)(b)		515	477,936
Pinnacle Park CLO Ltd., Series 2014-1A, Class D, 4.13%, 4/15/26 (a)(b)		1,050	957,268
Race Point V CLO Ltd., Series 2011-5AR, Class DR, 4.38%, 12/15/22 (a)(b)		1,645	1,574,793
RAIT Preferred Funding II Ltd., Series 2007-2A, Class A1T, 0.73%, 6/25/45 (a)(b)		1,586	1,490,923
Regatta IV Funding Ltd.:
Series 2014-1A, Class C, 3.57%, 7/25/26 (a)(b)		550	509,194
Series 2014-1A, Class D, 4.12%, 7/25/26 (a)(b)		660	561,556
Seneca Park CLO Ltd., Series 2014-1A, Class D, 4.12%, 7/17/26 (a)(b)		1,435	1,303,489
Steele Creek CLO Ltd., Series 2014-1A, Class C, 3.82%, 8/21/26 (a)(b)		1,110	1,085,602
Tyron Park CLO Ltd., Series 2013-1A, Class C, 4.12%, 7/15/25 (a)(b)		1,000	915,300
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.19%, 6/10/25 (a)(b)		500	444,643
Voya CLO Ltd.:
Series 2012-1RA, Class CR, 4.33%, 3/14/22 (a)(b)		2,350	2,230,593
Series 2013-3A, Class B, 3.32%, 1/18/26 (a)(b)		2,120	2,053,350

			77,905,518
Iceland — 0.1%
Avoca CLO XV Ltd., Series 15X, Class F, 0.00%, 11/28/28 (b)	EUR	2,650	2,373,327

BLACKROCK FUNDS	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Asset-Backed Securities		Par (000)	Value
Ireland — 2.3%
ALME Loan Funding II Ltd.:
Series 2014-2X, Class A, 1.24%, 8/15/27 (b)	EUR	6,285	$7,152,119
Series 2X, Class E, 4.94%, 8/15/27 (b)		5,710	5,684,512
Series 2X, Class F, 5.69%, 8/15/27 (b)		3,825	3,389,857
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.00%, 7/15/27 (b)		5,313	5,336,347
Series 2014-1X, Class F, 5.75%, 7/15/27 (b)		2,883	2,517,021
Avoca CLO XIII Ltd, Series 13X, Class E, 5.26%, 12/29/27 (b)		3,530	3,641,859
Avoca CLO XIV Ltd.:
Series 14X, Class E, 4.75%, 7/12/28 (b)		1,070	1,041,428
Series 14X, Class SUB, 0.00%, 7/12/28		1,500	1,374,067
Avoca CLO XV Ltd.:
Series 15X, Class E, 0.00%, 11/28/28 (b)		7,040	6,820,864
Series 15X, Class M1, 0.00%, 11/28/28 (b)		5,300	4,923,302
BlueMountain EUR CLO, Series 2016-1X, Class E, 6.60%, 4/25/30 (b)		3,300	3,442,003
Carlyle Global Market Strategies Euro CLO, Series 2015-3X, Class D, 5.55%, 1/15/29 (b)		2,000	2,027,134
CVC Cordatus Loan Fund III Ltd., Series 3X, Class A1, 1.35%, 7/08/27 (b)		21,280	24,205,924
CVC Cordatus Loan Fund IV Ltd.:
Series 4X, Class E, 5.95%, 1/22/28 (b)		1,300	1,340,902
Series 4X, Class F, 6.55%, 1/22/28 (b)		4,400	4,188,907
Series 4X, Class SUB, 0.21%, 1/22/28 (b)		21,100	18,626,710
Harvest CLO:
Series 11X, Class E, 5.01%, 3/26/29 (b)		3,120	3,184,019
Series 11X, Class SUB, 0.00%, 3/26/29 (b)		8,080	7,795,959
Sorrento Park CLO Ltd., Series 1X, Class E, 6.07%, 11/16/27 (b)		4,200	3,538,794

			110,231,728
Italy — 0.4%
Arianna SPV Srl:
Series 2014-1, Class A, 3.60%, 10/20/30		10,848	12,595,189
Series 2014-1, Class B, 5.50%, 10/20/30		5,200	6,195,831
Colombo Srl, Series 2014-1, Class B, 0.25%, 8/28/26 (b)		1,402	1,585,669

			20,376,689
Netherlands — 1.5%
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 5/25/29 (b)		3,625	3,667,958
Euro-Galaxy IV CLO BV:
Series 2015-4X, Class D, 3.35%, 7/30/28 (b)		1,480	1,576,055
Series 2015-4X, Class E, 4.50%, 7/30/28 (b)		1,965	1,872,502
Series 2015-4X, Class F, 6.25%, 7/30/28 (b)		750	674,266
Jubilee CDO BV, Series 2014-VIII-X, Class SUB, 5.05%, 1/15/24 (b)		11,440	8,822,824
North Westerly CLO IV BV:
Series 2014-IV-X, Class A-1, 0.00%, 1/15/26 (b)		6,166	5,395,220
Series 2014-IV-X, Class A-1, 1.40%, 1/15/26 (b)		21,350	24,444,004
St. Pauls CLO, Series 4X, Class A1, 1.15%, 4/25/28 (b)		19,500	22,143,763

			68,596,592

Asset-Backed Securities		Par (000)		Value
United Kingdom — 0.1%
Ludgate Funding PLC, Series 2007-1, Class R, 0.00%, 1/01/61 (b)	GBP	119,000		$5,025,058
United States — 2.6%
Aircraft Loan Trust, Series 2015-1, Class X, 0.00%, 3/20/22 (c)	USD	—	(d)	2,551,005
Credit Acceptance Auto Loan Trust:
Series 2014-2A, Class B, 2.67%, 9/15/22 (a)		2,000		2,003,373
Series 2015-1A, Class B, 2.61%, 1/17/23 (a)		4,240		4,239,463
Series 2015-1A, Class C, 3.30%, 7/17/23 (a)		1,500		1,473,539
Series 2015-2A, Class B, 3.04%, 8/15/23 (a)		3,695		3,703,406
Series 2015-2A, Class C, 3.76%, 2/15/24 (a)		2,000		1,989,400
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		4,624		4,556,027
Navient Private Education Loan Trust:
Series 2015-AA, Class A3, 2.14%, 11/15/30 (a)(b)		4,705		4,494,917
Series 2015-AA, Class B, 3.50%, 12/15/44 (a)		1,400		1,208,257
Series 2014-CTA, Class A, 1.13%, 9/16/24 (a)(b)		682		675,842
Series 2014-CTA, Class B, 2.18%, 10/17/44 (a)(b)		1,500		1,370,043
OneMain Financial Issuance Trust:
Series 2015-1A, Class B, 3.85%, 3/18/26 (a)		4,710		4,572,936
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		6,434		6,434,148
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		4,000		3,999,848
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		1,000		987,609
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		4,710		4,721,352
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		9,235		9,192,100
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		1,845		1,775,944
Santander Drive Auto Receivables Trust:
Series 2012-AA, Class Cert, 0.00%, 12/16/19 (a)(c)		—	(d)	2,154,750
Series 2014-3, Class C, 2.13%, 8/17/20		1,500		1,507,883
Series 2014-3, Class D, 2.65%, 8/17/20		5,000		5,005,480
Series 2014-4, Class D, 3.10%, 11/16/20		1,250		1,261,633
Series 2014-S2, Class CERT, 0.00%, 11/16/18 (a)(c)		—	(d)	4,214,925
Series 2014-S3, Class CERT, 0.00%, 2/19/19 (a)(c)		—	(d)	6,045,650
Series 2014-S4, Class CERT, 0.00%, 4/16/19 (a)(c)		—	(d)	6,700,650
Series 2014-S5, Class Cert, 0.00%, 6/18/19 (a)(c)		—	(d)	2,687,100
Series 2014-S6, Class Cert, 0.00%, 12/16/19 (a)(c)		—	(d)	3,194,100
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 2.68%, 6/16/42 (a)(b)		9,870		10,033,702
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		5,640		5,518,972
SMB Private Education Loan Trust, Series 2015-C, Class B, 3.50%, 9/15/43 (a)		9,225		8,633,059

2	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Asset-Backed Securities		Par (000)	Value
United States (continued)
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)	USD	7,525	$7,533,533

			124,440,646
Total Asset-Backed Securities — 8.7%			408,949,558

Common Stocks		Shares	Value
Luxembourg — 0.0%
Concrete Investment I SCA (e)		10,000	1,305,363
Concrete Investment I SCA (e)(g)		10,000	—
Concrete Investment II SCA (e)(g)		11,824	—

			1,305,363
Netherlands — 0.1%
NXP Semiconductor NV		42,750	3,645,720
United States — 0.9%
Apple Inc.		38,450	3,604,303
CSX Corp.		213,500	5,822,145
EMC Corp.		702,228	18,335,173
HCA Holdings, Inc.		9,000	725,580
Infrareit, Inc.		75,000	1,243,500
MGM Growth Properties LLC, Class A (e)		77,049	1,700,471
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $10,049) (e)(h)		10,049	10,049
Project Ivy (e)		55,550,000	55,550
Sabre Corp.		96,925	2,805,979
United Technologies Corp.		31,250	3,261,563
VMware, Inc., Class A (e)		46,150	2,626,397

			40,190,710
Total Common Stocks — 1.0%			45,141,793

Corporate Bonds		Par (000)	Value
Australia — 0.4%
APT Pipelines Ltd.:
3.88%, 10/11/22	USD	379	386,315
4.20%, 3/23/25		1,300	1,305,525
Australia & New Zealand Banking Group Ltd., 4.50%, 3/19/24		1,045	1,070,079
Goodman Funding Pty Ltd., 6.00%, 3/22/22		900	1,022,787
Newcrest Finance Property Ltd.:
4.45%, 11/15/21		1,354	1,363,600
4.20%, 10/01/22		246	242,164
SGSP Australia Assets Pty Ltd., 3.30%, 4/09/23		400	397,342
Virgin Australia Trust:
Series 2013-1, Class B, 6.00%, 4/23/22 (a)		3,008	3,053,200
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		6,355	6,354,852
Series 2013-1, Class D, 8.50%, 10/23/16 (a)		3,954	4,003,974

			19,199,838
Belgium — 0.3%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/21		12,905	13,253,990
Canada — 1.4%
Air Canada, 6.75%, 10/01/19 (a)		8,000	8,370,000
Air Canada Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 11/15/22 (a)		1,693	1,688,974

Corporate Bonds		Par (000)	Value
Canada (continued)
Series 2013-1, Class C, 6.63%, 5/15/18 (a)	USD	3,045	$3,075,450
Series 2015-2, Class B, 5.00%, 12/15/23 (a)		20,000	19,400,000
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (a)		8,490	8,765,925
Cenovus Energy, Inc., 5.70%, 10/15/19		20,794	21,560,987
Concordia Healthcare Corp., 7.00%, 4/15/23 (a)		1,981	1,837,377

			64,698,713
Cayman Islands — 0.1%
Goodman HK Finance, 4.38%, 6/19/24		400	411,040
Hutchison Whampoa International 11 Ltd., 4.63%, 1/13/22		1,076	1,190,715
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		1,500	1,558,392

			3,160,147
China — 0.2%
China Aoyuan Property Group Ltd., 10.88%, 5/26/18		450	484,351
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43		680	763,858
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		1,350	1,414,103
Far East Horizon Ltd., 5.55% (b)(f)		400	405,323
Jingneng Clean Energy Investment Holdings Ltd., 4.30%, 12/23/17	CNH	6,000	920,456
Proven Honour Capital Ltd., 4.13%, 5/19/25	USD	4,200	4,246,368
Sunshine Life Insurance Co. Ltd., 3.15%, 4/20/21		1,600	1,577,360

			9,811,819
Cyprus — 0.6%
Aroundtown Property Holdings PLC:
3.00%, 5/05/20 ( i )	EUR	13,000	19,641,712
3.00%, 12/09/21		7,500	8,772,472

			28,414,184
France — 1.0%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	USD	300	321,000
BNP Paribas Cardif SA, 4.03% (b)(f)	EUR	6,700	7,536,503
Casino Guichard Perrachon SA, 3.99%, 3/09/20		1,600	2,017,738
Credit Agricole SA, 2.38%, 7/01/21 (a)	USD	18,735	18,756,508
Dry Mix Solutions Investissements SAS, 4.03%, 6/15/21 (b)	EUR	4,973	5,580,474
Lion/Seneca France 2, 7.88%, 4/15/19		8,841	8,124,058
Numericable-SFR SA, 7.38%, 5/01/26 (a)	USD	7,283	7,392,245

			49,728,526
Germany — 2.0%
BMBG Bond Finance SCA, 4.75%, 10/15/20 (b)	EUR	352	403,663
BMW U.S. Capital LLC:
2.00%, 4/11/21 (a)	USD	24,730	24,846,379
2.80%, 4/11/26 (a)		20,232	20,583,147
Commerzbank AG, 7.75%, 3/16/21	EUR	6,800	9,526,361
Fresenius Medical Care U.S. Finance II, Inc., 4.75%, 10/15/24 (a)	USD	710	736,625
HSH Nordbank AG:
0.62%, 2/14/17 (b)	EUR	13,100	13,846,411
0.66%, 2/14/17 (b)		5,287	5,599,866
Schaeffler Holding Finance BV:
6.25% (6.25% Cash or 6.50% PIK), 11/15/19 (a)(j)	USD	3,202	3,338,085

BLACKROCK FUNDS	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)	Value
United States (continued)
6.75% (6.75% Cash or 7.00% PIK), 11/15/22 (a)(j)	USD	4,069	$4,427,581
Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH:
5.63%, 4/15/23	EUR	997	1,229,849
4.00%, 1/15/25		4,130	4,888,166
4.63%, 2/15/26		700	843,379
3.50%, 1/15/27		120	132,254
6.25%, 1/15/29		3,949	5,100,302

			95,502,068
Guernsey — 0.1%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, 5.25%, 5/30/25 (a)	USD	3,577	3,639,210
Hong Kong — 0.1%
AIA Group Ltd., 3.20%, 3/11/25		1,350	1,352,156
CK Hutchison Finance 16 Ltd., 1.25%, 4/06/23	EUR	950	1,072,987
LS Finance 2022 Ltd., 4.25%, 10/16/22	USD	623	628,794
Noble Group Ltd., 6.75%, 1/29/20		250	176,225
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		260	285,888

			3,516,050
India — 0.1%
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		3,040	3,272,329
Greenko Dutch BV, 8.00%, 8/01/19		200	214,000
Lodha Developers International Ltd., 12.00%, 3/13/20		900	867,330
Reliance Holding USA, Inc., 5.40%, 2/14/22		1,000	1,107,933
Vedanta Resources PLC, 8.25%, 6/07/21		811	644,745

			6,106,337
Indonesia — 0.0%
Jababeka International BV, 7.50%, 9/24/19		435	440,978
Pratama Agung Pte Ltd., 6.25%, 2/24/20		1,700	1,719,771
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20		200	202,000

			2,362,749
Ireland — 0.4%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	2,975	3,210,664
Ardagh Packaging Finance PLC/ Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (a)	USD	4,800	4,908,000
4.13%, 5/15/23	EUR	1,950	2,232,859
4.63%, 5/15/23	USD	1,428	1,428,000
6.75%, 5/15/24	EUR	3,950	4,522,970
7.25%, 5/15/24	USD	2,302	2,302,000

			18,604,493
Italy — 1.8%
Intesa Sanpaolo SpA, 6.63%, 9/13/23	EUR	8,995	12,344,456
Meccanica Holdings USA, Inc.:
7.38%, 7/15/39 (a)	USD	6,850	7,346,625
6.25%, 1/15/40 (a)		6,880	6,673,600
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (j)	EUR	5,392	6,142,881
Onorato Armatori SpA, 7.75%, 2/15/23		4,383	5,068,967
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	6,033	6,153,660
6.00%, 9/30/34		5,447	5,378,913
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	7,060	11,205,895
UniCredit SpA:
6.95%, 10/31/22		4,520	5,941,270

Corporate Bonds		Par (000)	Value
Italy (continued)
5.75%, 10/28/25 (b)	EUR	16,090	$19,640,958

			85,897,225
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/01/26	USD	1,200	1,260,898
Mizuho Financial Group, Inc., 3.48%, 4/12/26		2,150	2,163,007

			3,423,905
Luxembourg — 0.6%
Altice Financing SA:
6.50%, 1/15/22 (a)		3,975	4,014,750
6.63%, 2/15/23 (a)		2,329	2,302,915
7.50%, 5/15/26 (a)		862	863,078
APERAM SA, 0.63%, 7/08/21 (i)		11,600	13,073,200
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (j)	EUR	5,172	5,683,171
Intelsat Jackson Holdings SA, 8.00%, 2/15/24 (a)	USD	1,195	1,236,825

			27,173,939
Netherlands — 0.5%
AerCap Ireland Capital Ltd./ AerCap Global Aviation Trust:
4.25%, 7/01/20		9,981	10,230,525
4.63%, 7/01/22		6,469	6,695,415
Constellium NV, 8.00%, 1/15/23 (a)		2,020	1,732,150
Sensata Technologies BV, 5.00%, 10/01/25 (a)		3,155	3,170,775

			21,828,865
New Zealand — 0.1%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.00%, 6/15/17 (a)		6,360	6,344,100
Philippines — 0.0%
Rizal Commercial Banking Corp., 4.25%, 1/22/20		400	418,473
Royal Capital BV, 6.25% (b)(f)		2,150	2,198,373

			2,616,846
Portugal — 0.3%
Banco Espirito Santo SA:
2.63%, 5/08/17 (e)(k)	EUR	6,100	1,623,975
4.75%, 1/15/18 (e)(k)		19,300	5,138,151
4.00%, 1/21/19 (e)(k)		22,800	6,069,940

			12,832,066
Qatar — 0.0%
ABQ Finance Ltd., 3.63%, 4/13/21	USD	900	904,680
Singapore — 0.1%
Global A&T Electronics Ltd., 10.00%, 2/01/19		2,850	1,752,750
United Overseas Bank Ltd., 3.50%, 9/16/26 (b)		1,600	1,608,240

			3,360,990
South Korea — 0.1%
Hyundai Capital Services, Inc., 2.88%, 3/16/21		2,000	2,026,700
Kia Motors Corp., 2.63%, 4/21/21		1,800	1,821,960
Shinhan Bank, 3.88%, 3/24/26		930	940,754
Woori Bank, 4.75%, 4/30/24		2,130	2,201,293

			6,990,707
Spain — 1.3%
Bankia SA, 4.00%, 5/22/24 (b)	EUR	31,700	35,185,904
BPE Financiaciones SA, 2.00%, 2/03/20		11,400	13,046,194

4	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)		Value
Spain (continued)
CaixaBank SA, 5.00%, 11/14/23 (b)	EUR	3,800		$4,521,435
PortAventura Entertainment Barcelona BV:
5.42%, 12/01/19 (b)		2,000		2,284,384
7.25%, 12/01/20		5,586		6,683,915

				61,721,832
Switzerland — 1.4%
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 4/16/21 (a)	USD	11,385		11,502,744
4.55%, 4/17/26 (a)		10,000		10,209,690
UBS Group Funding Jersey Ltd.:
3.00%, 4/15/21 (a)		19,520		19,581,605
4.13%, 4/15/26 (a)		22,141		22,742,283

				64,036,322
Turkey — 0.3%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 3/15/27 (a)		14,584		13,854,863
United Kingdom — 2.8%
Annington Finance No. 4 PLC, 1.56%, 1/10/23 (b)	GBP	—	(d)	671
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (j)		2,627		4,394,375
AstraZeneca PLC:
2.38%, 11/16/20	USD	12,875		13,159,319
3.38%, 11/16/25		8,700		9,065,435
BP Capital Markets PLC, 3.12%, 5/04/26		11,740		11,820,337
Cognita Financing PLC, 7.75%, 8/15/21	GBP	875		1,291,398
Enterprise Funding Ltd., 3.50%, 9/10/20 (i)		4,600		4,977,132
Lloyds Banking Group PLC, 4.65%, 3/24/26	USD	10,575		10,739,981
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	3,600		5,102,353
Pension Insurance Corp. PLC, 6.50%, 7/03/24		2,925		3,910,684
Punch Taverns Finance B Ltd.:
Series A3, 7.37%, 9/30/21		803		1,164,704
Series A6, 5.94%, 9/30/22		3,963		5,380,812
Series A7, 5.27%, 3/30/24		2,416		3,068,061
Punch Taverns Finance PLC:
0.59%, 7/15/21 (b)		2,867		3,780,316
Series 2014, 6.09%, 10/15/27 (a)(b)		10,514		13,001,984
Unique Pub Finance Co. PLC:
7.40%, 3/28/24		3,366		4,784,781
5.66%, 6/30/27		9,961		14,175,307
6.46%, 3/30/32		5,595		6,899,477
Virgin Media Secured Finance PLC:
5.50%, 1/15/25		3,105		4,480,175
5.50%, 8/15/26 (a)	USD	602		605,389
6.25%, 3/28/29	GBP	811		1,182,034
Voyage Care Bondco PLC, 11.00%, 2/01/19		5,000		7,294,816

				130,279,541
United States — 41.4%
Acadia Healthcare Co., Inc., 5.63%, 2/15/23	USD	740		756,650
ADT Corp.:
6.25%, 10/15/21		2,625		2,715,615
3.50%, 7/15/22		4,250		3,899,375
Air Lease Corp., 3.38%, 6/01/21		6,455		6,471,137
Aircastle Ltd., 5.13%, 3/15/21		580		613,350
Alere, Inc.:
6.50%, 6/15/20		6,225		6,162,750
6.38%, 7/01/23 (a)		2,130		2,172,600
Ally Financial, Inc.:
3.75%, 11/18/19		5,000		4,987,500
4.13%, 3/30/20		7,500		7,640,625
5.13%, 9/30/24		5,925		6,206,437
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)(l)		4,491		4,585,536

Corporate Bonds		Par (000)	Value
United States (continued)
AMC Networks, Inc.:
4.75%, 12/15/22	USD	250	$251,875
5.00%, 4/01/24		6,066	6,073,583
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		8,135	7,992,637
American Airlines Pass-Through Trust:
Series 2001-1, Class A-1, 6.98%, 5/23/21		11,498	11,613,295
Series 2011-1, Class B, 7.00%, 1/31/18 (a)		3,174	3,300,514
Series 2013-1, Class C, 6.13%, 7/15/18 (a)		12,304	12,857,680
Series 2013-2, Class C, 6.00%, 1/15/17 (a)		33,071	33,649,873
American International Group, Inc.:
3.30%, 3/01/21		12,500	12,886,663
3.90%, 4/01/26		14,300	14,569,984
American Tire Distributors, Inc., 10.25%, 3/01/22 (a)		173	155,268
Amsurg Corp., 5.63%, 7/15/22		4,595	4,715,619
Anadarko Petroleum Corp., 0.00%, 10/10/36 (c)		30,000	11,100,000
Anthem, Inc.:
5.85%, 1/15/36		4,332	4,995,082
4.65%, 1/15/43		3,001	3,098,337
Apache Corp.:
6.00%, 1/15/37		1,157	1,249,404
5.10%, 9/01/40		9,433	9,430,519
4.75%, 4/15/43		6,511	6,367,218
Apple Inc.:
4.50%, 2/23/36		7,000	7,630,364
4.65%, 2/23/46		25,935	28,481,013
AT&T Inc., 0.00%, 11/27/22 (a)(c)		50,000	39,289,600
AutoZone, Inc., 3.13%, 4/21/26		3,715	3,748,754
Aviation Capital Group Corp., 4.88%, 10/01/25 (a)		13,488	13,226,670
Bank of America Corp.:
2.63%, 10/19/20 (l)		40,000	40,361,480
2.63%, 4/19/21		15,000	15,100,050
3.30%, 1/11/23 (l)		20,000	20,325,660
4.45%, 3/03/26 (l)		31,709	32,811,046
3.50%, 4/19/26		30,000	30,321,570
Baxalta, Inc.:
2.88%, 6/23/20 (a)		15,000	15,001,020
4.00%, 6/23/25 (a)		7,500	7,745,197
5.25%, 6/23/45 (a)		3,735	4,032,310
Blackstone CQP Holdco LP, 9.30%, 3/31/19		10,550	10,575,935
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (a)		9,912	10,432,380
Boyd Gaming Corp.:
6.88%, 5/15/23		835	866,313
6.38%, 4/01/26 (a)		5,000	5,112,500
Building Materials Corp. of America, 6.00%, 10/15/25 (a)		3,425	3,690,437
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		1,220	1,198,650
Capital One Financial Corp., 4.20%, 10/29/25		35,965	36,757,992
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.88%, 4/01/24 (a)		2,802	2,935,095
5.50%, 5/01/26 (a)		604	616,080
5.88%, 5/01/27 (a)		7,500	7,687,500
CCO Safari II LLC, 3.58%, 7/23/20 (a)		4,952	5,140,483
CCOH Safari LLC, 5.75%, 2/15/26 (a)		1,707	1,762,478
Celgene Corp., 5.00%, 8/15/45		15,000	16,473,000
CHS/Community Health Systems, Inc., 8.00%, 11/15/19		8,650	8,704,063

BLACKROCK FUNDS	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)	Value
United States (continued)
Citigroup, Inc.:
4.60%, 3/09/26	USD	10,485	$10,895,226
3.40%, 5/01/26		30,000	30,106,290
4.45%, 9/29/27		17,331	17,657,031
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		9,070	9,115,350
Continental Airlines Pass-Through Certificates:
Series 2012-2, Class A, 4.00%, 4/29/26		2,442	2,527,302
Series 2012-3, Class C, 6.13%, 4/29/18		4,500	4,725,000
Corrections Corp. of America, 4.63%, 5/01/23		270	275,063
Crown Castle International Corp.:
4.45%, 2/15/26		2,893	3,107,585
3.70%, 6/15/26		885	898,601
CSC Holdings LLC, 5.25%, 6/01/24		1,785	1,624,350
DaVita HealthCare Partners, Inc., 5.00%, 5/01/25		3,862	3,862,000
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%, 7/30/23		18,403	18,449,436
Devon Energy Corp., 5.85%, 12/15/25		22,787	23,930,087
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		4,555	3,985,625
Dollar Tree, Inc.:
5.25%, 3/01/20 (a)		291	302,276
5.75%, 3/01/23 (a)		4,921	5,254,644
Dynegy, Inc., 6.75%, 11/01/19		640	645,440
E*TRADE Financial Corp., 4.63%, 9/15/23		690	698,418
Eastman Chemical Co., 4.65%, 10/15/44		9,844	9,866,641
Electronic Arts, Inc.:
3.70%, 3/01/21		4,185	4,375,543
4.80%, 3/01/26		5,580	5,881,699
Endo International PLC:
6.00%, 7/15/23 (a)		4,953	4,860,131
6.00%, 2/01/25 (a)		2,698	2,576,590
Energy Transfer Partners LP, 6.13%, 12/15/45		15,000	14,354,850
Enterprise Products Operating LLC, 2.85%, 4/15/21		5,202	5,295,173
Equinix, Inc.:
5.75%, 1/01/25		4,554	4,764,759
5.88%, 1/15/26		2,296	2,429,444
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		7,636	7,531,005
Exelon Corp.:
2.45%, 4/15/21		8,920	9,019,895
3.40%, 4/15/26		12,500	12,825,225
4.45%, 4/15/46		12,500	12,904,463
FedEx Corp., 4.55%, 4/01/46		12,500	13,312,687
FireEye, Inc., 1.00%, 6/01/35 (a)( i )		7,150	6,180,281
First Data Corp.:
5.38%, 8/15/23 (a)		2,652	2,741,505
7.00%, 12/01/23 (a)		9,449	9,708,847
5.00%, 1/15/24 (a)		2,805	2,833,050
5.75%, 1/15/24 (a)		3,564	3,617,460
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)(l)		5,985	6,044,850
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		5,000	4,800,000
3.10%, 3/15/20		1,700	1,530,000
General Motors Co.:
6.25%, 10/02/43		6,325	7,128,066
5.20%, 4/01/45		11,719	11,700,906
6.75%, 4/01/46		7,762	9,366,980
General Motors Financial Co., Inc., 4.20%, 3/01/21		15,000	15,807,660
Genworth Holdings, Inc.:
6.52%, 5/22/18		13,765	13,334,844
7.70%, 6/15/20		1,201	1,073,394
4.80%, 2/15/24		3,427	2,467,440

Corporate Bonds		Par (000)	Value
United States (continued)
Goldman Sachs Group, Inc.:
2.63%, 4/25/21	USD	25,000	$25,139,050
4.00%, 3/03/24 (l)		40,000	42,203,000
Halliburton Co., 3.38%, 11/15/22		11,316	11,528,141
HCA, Inc.:
4.25%, 10/15/19		9,075	9,438,000
7.50%, 2/15/22		610	690,825
5.38%, 2/01/25		2,098	2,145,205
5.25%, 4/15/25		5,098	5,276,430
5.88%, 2/15/26		1,924	1,996,150
HD Supply, Inc.:
7.50%, 7/15/20		1,854	1,967,558
5.25%, 12/15/21 (a)		10,696	11,230,800
5.75%, 4/15/24 (a)		145	152,069
HealthSouth Corp., 5.75%, 11/01/24		170	175,525
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21		5,575	5,806,641
Hologic, Inc., 5.25%, 7/15/22 (a)		1,881	1,970,348
HSBC USA, Inc., 1.70%, 3/05/18		44,255	44,299,476
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (a)		7,183	7,528,718
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		4,000	3,970,000
5.88%, 2/01/22		7,736	7,378,210
Iron Mountain, Inc., 6.00%, 10/01/20 (a)		660	697,950
Italics Merger Sub, Inc., 7.13%, 7/15/23 (a)		11,592	11,273,220
Jackson National Life Global Funding:
2.25%, 4/29/21 (a)		7,500	7,538,977
3.05%, 4/29/26 (a)		7,500	7,500,847
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		2,992	3,108,688
John Deere Capital Corp., 3.35%, 6/12/24		15,000	15,903,885
JPMorgan Chase & Co., 4.25%, 10/01/27		13,158	13,732,820
Kinder Morgan, Inc., 5.55%, 6/01/45		5,276	4,915,549
KLA-Tencor Corp.:
4.13%, 11/01/21		2,200	2,329,617
4.65%, 11/01/24		17,755	18,537,552
KLX, Inc., 5.88%, 12/01/22 (a)		920	925,750
L Brands, Inc., 6.88%, 11/01/35		680	748,000
Lennar Corp., 4.50%, 11/15/19		6,751	7,008,382
Level 3 Financing, Inc.:
6.13%, 1/15/21		9,808	10,273,880
5.13%, 5/01/23		2,754	2,802,195
5.38%, 1/15/24 (a)		1,120	1,136,800
5.38%, 5/01/25		3,224	3,280,420
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)		270	282,825
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		709	680,640
5.75%, 8/01/22 (a)		17,605	16,614,719
5.50%, 4/15/25 (a)		8,389	7,571,073
Marathon Oil Corp., 2.70%, 6/01/20		7,965	7,421,094
Marathon Petroleum Corp.:
3.40%, 12/15/20		2,746	2,765,271
6.50%, 3/01/41		5,378	5,473,761
5.85%, 12/15/45		15,400	14,538,847
MDC Partners, Inc., 6.50%, 5/01/24 (a)		1,606	1,663,174
MGM Resorts International, 6.00%, 3/15/23		3,208	3,332,310
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (a)		781	814,193
Micron Technology, Inc.:
5.25%, 8/01/23 (a)		28,136	22,734,169
7.50%, 9/15/23 (a)		12,338	12,769,830
5.63%, 1/15/26 (a)		13,510	10,672,900

6	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)	Value
United States (continued)
Mobile Mini, Inc., 7.88%, 12/01/20	USD	940	$977,600
Morgan Stanley:
2.50%, 4/21/21		22,992	23,035,455
4.00%, 7/23/25		9,990	10,510,449
Motorola Solutions, Inc.:
3.50%, 9/01/21		6,481	6,329,124
3.75%, 5/15/22		10,719	10,613,396
MSCI, Inc., 5.75%, 8/15/25 (a)		305	324,444
NBTY, Inc., 7.63%, 5/15/21 (a)		1,720	1,758,700
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)		1,500	1,305,000
Neptune Finco Corp.:
10.13%, 1/15/23 (a)		1,984	2,177,440
6.63%, 10/15/25 (a)		4,671	5,021,325
Newell Brands, Inc.:
3.85%, 4/01/23		6,479	6,774,553
4.20%, 4/01/26		7,221	7,628,922
5.38%, 4/01/36		8,812	9,656,903
5.50%, 4/01/46		10,000	11,125,500
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (a)		600	616,500
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)		470	479,400
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (a)		8,970	7,924,914
Novelis, Inc., 8.75%, 12/15/20		780	805,350
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		4,654	4,758,715
Outfront Media Capital LLC/ Outfront Media Capital Corp., 5.63%, 2/15/24		630	655,200
Penske Automotive Group, Inc., 5.75%, 10/01/22		190	196,175
Pioneer Natural Resources Co.:
3.45%, 1/15/21		4,220	4,282,405
4.45%, 1/15/26		10,715	11,328,177
Post Holdings, Inc.:
7.75%, 3/15/24 (a)		2,561	2,785,087
8.00%, 7/15/25 (a)		1,083	1,200,776
PQ Corp., 6.75%, 11/15/22 (a)		659	679,594
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (a)		14,280	14,815,500
Project Homestake Merger Corp., 8.88%, 3/01/23 (a)		6,430	6,478,225
Qorvo, Inc.:
6.75%, 12/01/23 (a)		8,875	9,119,063
7.00%, 12/01/25 (a)		11,125	11,403,125
QUALCOMM, Inc., 4.80%, 5/20/45		7,500	7,593,360
Radian Group, Inc.:
5.50%, 6/01/19		7,000	7,245,000
5.25%, 6/15/20		7,500	7,556,250
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)		1,342	1,395,680
Rite Aid Corp., 6.13%, 4/01/23 (a)		11,855	12,633,044
Rolta Americas LLC, 8.88%, 7/24/19		435	174,000
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		2,135	2,121,656
6.25%, 3/15/22		2,628	2,660,850
Sabine Pass LNG LP, 7.50%, 11/30/16		2,755	2,818,709
Sabre GLBL, Inc.:
5.38%, 4/15/23 (a)		9,957	10,131,247
5.25%, 11/15/23 (a)		3,156	3,195,450
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22		390	408,525
Sealed Air Corp., 5.13%, 12/01/24 (a)		3,486	3,651,585
Service Corp. International, 4.50%, 11/15/20		700	721,000
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 4/01/23 (a)		680	685,100

Corporate Bonds		Par (000)	Value
United States (continued)
Sirius XM Radio, Inc., 5.38%, 4/15/25 (a)	USD	300	$306,750
Southwestern Energy Co., 4.05%, 1/23/20		3,475	3,127,500
Spectrum Brands, Inc., 5.75%, 7/15/25		4,679	4,962,781
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		3,009	3,182,017
Standard Industries, Inc.:
5.13%, 2/15/21 (a)		566	588,640
5.50%, 2/15/23 (a)		925	967,781
Station Casinos LLC, 7.50%, 3/01/21		680	720,547
Team Health, Inc., 7.25%, 12/15/23 (a)		3,000	3,185,625
Tenet Healthcare Corp.:
5.00%, 3/01/19		6,812	6,743,880
4.13%, 6/15/20 (a)(b)		6,100	6,107,625
6.00%, 10/01/20		3,227	3,420,620
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.:
10.25%, 11/01/15 (e)(k)		469	22,278
10.50%, 11/01/16 (e)(k)		312	14,820
Thermo Fisher Scientific, Inc., 3.00%, 4/15/23		3,040	3,081,080
Time Warner Cable, Inc.:
5.00%, 2/01/20		14,897	16,255,666
5.88%, 11/15/40		34,369	37,013,866
5.50%, 9/01/41		11,105	11,557,507
4.50%, 9/15/42		3,225	3,021,167
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,895	3,050,606
6.73%, 4/28/22		1,490	1,568,225
6.00%, 3/01/23		1,642	1,724,100
6.50%, 1/15/24		2,810	2,992,650
6.38%, 3/01/25		6,975	7,323,750
6.50%, 1/15/26		4,054	4,297,240
Total System Services, Inc.:
3.80%, 4/01/21		4,000	4,152,220
3.75%, 6/01/23		20,106	19,935,923
4.80%, 4/01/26		17,795	18,612,538
TransDigm, Inc.:
6.00%, 7/15/22		3,770	3,815,994
6.50%, 7/15/24		5,335	5,375,013
U.S. Airways Pass-Through Trust:
Series 2012-1, Class B, 8.00%, 4/01/21		795	875,998
Series 2012-2, Class B, 6.75%, 12/03/22		2,618	2,761,956
Series 2012-2, Class C, 5.45%, 6/03/18		12,800	12,928,000
Series 2013-1, Class B, 5.38%, 11/15/21		6,550	6,783,631
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 2/15/27		5,516	5,805,671
Series 2014-2, Class B, 4.63%, 9/03/22		8,501	8,437,701
Univision Communications, Inc.:
8.50%, 5/15/21 (a)		14,345	14,972,594
5.13%, 5/15/23 (a)		13,525	13,626,437
5.13%, 2/15/25 (a)		1,369	1,353,599
USG Corp., 9.75%, 1/15/18		1,160	1,302,100
Valeant Pharmaceuticals International, Inc., 4.50%, 5/15/23	EUR	6,324	5,756,859
Valero Energy Corp., 6.63%, 6/15/37	USD	5,268	5,920,142
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24		7,500	7,826,550
4.80%, 11/18/44		7,500	7,685,955
Wells Fargo & Co.:
3.00%, 4/22/26		21,615	21,561,114
4.30%, 7/22/27		12,323	13,143,170
Western Digital Corp.:
7.38%, 4/01/23 (a)		19,627	19,811,003
10.50%, 4/01/24 (a)		43,921	42,713,173
Williams Partners LP, 4.30%, 3/04/24		17,734	16,033,753

BLACKROCK FUNDS	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Corporate Bonds		Par (000)	Value
United States (continued)
XPO Logistics, Inc., 6.50%, 6/15/22 (a)	USD	4,334	$4,220,449
Zayo Group LLC/ Zayo Capital, Inc.:
6.00%, 4/01/23		3,060	3,144,150
6.38%, 5/15/25 (a)		4,159	4,325,360

			1,944,761,609
Vietnam — 0.0%
Vingroup JSC, 11.63%, 5/07/18		810	878,850
Total Corporate Bonds — 57.5%			2,704,904,464

Floating Rate Loan Interests (b)		Par (000)	Value
British Virgin Islands — 0.0%
Baring Private Equity Asia VI Holding Ltd., Initial Euro Term Loan (First Lien), 4.75%, 10/26/22	EUR	1,310	1,507,535
Canada — 0.2%
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21	USD	8,395	8,409,133
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		128	111,805

			8,520,938
France — 0.3%
Altice France SA (Numericable-SFR SA), EUR TLB-7 Loan, 4.50%, 4/15/23	EUR	5,700	6,529,558
Horizon Holdings III, Facility B, 5.00%, 10/31/22		2,202	2,530,590
Lully Finance S.à r.l. (Lully Finance LLC), Initial Term B-2 Loan (First Lien), 4.25%, 10/14/22		1,640	1,886,116
Vivarte, Bond, 4.00%-7.00%, 10/29/19		3,608	4,158,092

			15,104,356
Germany — 0.7%
IVG Immobilien AG:
Facility A1 Loan, 9.50%, 6/02/17		2,371	2,688,198
Facility A2 Loan, 9.50%, 6/02/17		3,516	3,985,341
Kirk Beauty One GmbH:
Facility B1, 6.00%, 8/13/22		324	373,258
Facility B2, 6.00%, 8/13/22		197	227,443
Facility B3, 6.00%, 8/13/22		485	559,176
Facility B4, 6.00%, 8/13/22		378	435,074
Facility B5, 6.00%, 8/13/22		84	96,683
Facility B6, 6.00%, 8/13/22		318	366,927
Facility B7, 6.00%, 8/13/22		214	246,092
Kleopatra Holdings 2 SCA:
Initial Erste Euro Term Loan, 5.00%, 4/28/20		2,796	3,206,472
Initial GmbH Euro Term Loan, 5.00%, 4/28/20		2,474	2,837,586
Paternoster Holding IV GmbH, Facility B, 6.63%, 3/31/22		4,352	4,906,041
PAW Luxco II S.à r.l. (Jack Wolfskin), Facility B, 5.00%, 7/29/18		3,798	3,492,994
Springer SBM Two GmbH:
Initial Term B8 Loan, 4.75%, 8/14/20		4,079	4,662,036
Term Loan, 9.00%, 8/16/21 (a)		3,000	3,503,870

			31,587,191
Italy — 0.3%
Sit SpA, Medium Term Facility B, 5.53%, 4/30/20		12,000	13,465,854

Floating Rate Loan Interests (b)		Par (000)	Value
Luxembourg — 0.9%
Azelis Finance SA (Azelis U.S. Holding, Inc.):
Euro Term Loan (First Lien), 6.50%, 12/16/22	EUR	2,244	$2,572,350
Euro Term Loan (Second Lien), 9.50%, 12/18/23		5,040	5,636,424
BSN Medical Luxembourg Finance Holding S.à r.l. (FKA Boston Luxembourg III S.à r.l.), Facility C, 4.00%, 8/28/19		2,000	2,291,394
Constantinople Luxembourg I S.à r.l.:
Facility B1 (EUR), 4.75%, 4/30/22		3,464	3,991,406
Facility B2 (EUR), 4.75%, 4/30/22		517	595,839
ConvaTec, Inc., Euro Term Loan, 4.25%, 6/15/20		4,261	4,885,906
Endo Luxembourg Finance Co. I S.à r.l., 2015 Incremental Term B Loan, 3.75%, 9/26/22	USD	3,347	3,334,063
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		1,196	1,120,017
IVG Immobilien AG:
Facility A2, 2.00%, 6/02/17	EUR	55	3,144
Facility A2 (EUR), 2.00%, 6/02/17		70	4,008
Facility A3, 1.93%, 6/02/17		38	2,192
Facility A3 (EUR), 1.89%, 6/02/17		10	548
Lully Finance S.à r.l. (Lully Finance LLC), Initial Term B-2 Loan (Second Lien), 9.25%, 10/16/23		1,090	1,254,351
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20	USD	2,584	2,557,913
Swissport International AG, Euro Term Loan, 6.25%, 2/09/22	EUR	5,378	6,176,399
Telenet International Finance SA, Term Loan AA Facility, 3.50%, 6/30/23 (b)		3,870	4,409,209
Xella International SA, Facility G, 3.75%, 3/31/19		1,540	1,765,590

			40,600,753
Netherlands — 0.7%
Action Holding BV (FKA Peer Holdings BV), Facility B, 4.75%, 2/25/22		2,497	2,876,542
Amaya Holdings BV, Initial Term B Loan (First Lien), 5.00%, 8/01/21	USD	4,654	4,447,875
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		743	648,472
Jacobs Douwe Egberts International BV (FKA Charger OpCo BV), Term B-1 EUR Loan, 4.25%, 7/02/22	EUR	3,286	3,782,399
MacDermid European Holdings BV (MacDermid Funding LLC), Euro Tranche C-2 Term Loan, 5.50%, 6/07/20		5,572	6,255,325
Pelican Rouge (Akorn) (FKA Autobar), Term Loan B, 3.52%, 10/31/19		3,200	3,664,178
Taghleef BV, Term Loan B, 5.00%, 4/26/23		1,380	1,585,613
Yellow Maple Holding BV:
Facility B1, 4.00%, 9/23/21		3,089	3,531,170
Facility B3, 5.09%, 9/23/21	GBP	1,375	2,009,088
Ziggo BV:
EUR B1 Facility, 3.75%, 1/15/22	EUR	1,080	1,230,039
EUR B2 Facility, 3.75%, 1/15/22		697	793,455
EUR B3 Facility, 3.75%, 1/15/22		1,955	2,227,322

			33,051,478
Serbia — 0.1%
Charter Communications Operating LLC (AKA CCO Safari LLC), Term I Loan, 3.50%, 1/24/23	USD	4,960	4,979,493

8	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Floating Rate Loan Interests (b)		Par (000)	Value
South Korea — 0.0%
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19	USD	455	$451,315
Spain — 0.2%
Car Rentals Subsidiary, S.L.U. (AKA Goldcar), Facility B, 6.25%, 6/18/20	EUR	5,620	6,386,949
Desarrollos Empresariales Piera S.L., Second Lien Facility, 8.25%, 11/28/22		2,700	3,101,327

			9,488,276
Sweden — 0.2%
Verisure Holding AB ( Verisure Cayman 2), Facility B1, 5.25%, 10/21/22		6,726	7,742,848
United Kingdom — 0.6%
CD&R Firefly Bidco Ltd., Facility B, 6.00%, 7/18/22	GBP	5,510	7,897,996
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21	USD	719	627,479
Figaro Bidco Ltd., Facility B2, 4.75%, 3/08/23	EUR	1,294	1,490,253
Optima Sub- Finco Ltd., Term Facility B2 (EUR), 5.00%, 1/30/23		3,888	4,471,476
RAC Bidco Ltd. (formerly Nelson Bidco Ltd.), Initial Term Loan (Second Lien), 8.25%, 12/09/22	GBP	4,300	6,308,098
Virgin Media Investment Holdings Ltd.:
E Facility, 4.25%, 6/30/23		4,270	6,166,321
F Facility, 3.65%, 6/30/23	USD	347	345,894

			27,307,517
United States — 7.3%
Accudyne Industries Borrower SCA/ Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		894	803,357
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		4,585	4,542,212
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		592	586,039
Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 4.25%, 2/12/21		3,584	3,551,170
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		213	211,975
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		171	162,788
Ascent Resources — Marcellus LLC (FKA American Energy — Marcellus LLC), Initial Loan (Second Lien), 8.50%, 8/04/21		9,433	1,131,900
Avago Technologies Cayman Holdings Ltd., Term B-1 Dollar Loan, 4.25%, 2/01/23		34,420	34,426,196
Axalta Coating Systems Dutch Holding B BV ( Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		1,023	1,022,260
B/E Aerospace, Inc., Term Loan, 4.00%, 12/16/21		1,937	1,947,439
Bass Pro Group LLC, New Term Loan (2015), 4.00%,6/05/20		1,228	1,207,497
Berry Plastics Corp., Term F Loan, 4.00%, 10/03/22		1,624	1,626,410
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		1,355	1,339,724
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22		3,089	3,070,166
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		2,389	2,392,401
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 3.75%-5.25%, 1/30/20		2,559	2,560,161

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20	USD	9,945	$9,366,704
Capsugel Holdings U.S., Inc., New Dollar Term Loan, 4.00%, 7/31/21		1,721	1,721,423
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21		3,439	3,453,270
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		1,025	894,443
CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 3.75%, 12/31/19		8,684	8,550,983
Continental Building Products LLC, First Lien Term Loan, 4.00%, 8/28/20		1,729	1,691,031
Cotiviti Corporation (FKA Connolly Intermediate, Inc.), Initial Term Loan (First Lien), 4.50%, 5/14/21		3,881	3,869,543
Coty, Inc., First Amendment Term B EUR Loan, 3.50%, 10/27/22	EUR	2,100	2,417,482
CPG International, Inc., Term Loan, 4.75%, 9/30/20	USD	2,686	2,669,337
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), Initial Term Loan, 5.00%, 10/09/22		3,170	3,179,922
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B Term Loan, 3.50%, 6/24/21		1,381	1,386,468
Dell International LLC:
New Euro Term Loan, 3.25%, 4/29/20	EUR	1,766	2,020,918
Term C Loan, 3.75%, 10/29/18	USD	9,973	9,968,506
Dollar Tree, Inc., Term B-1 Loan, 3.50%, 7/06/22		1,795	1,801,807
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.), 2015-1 Additional Term Loan (First Lien), 3.25%, 11/04/21		2,362	2,355,253
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		1,083	1,078,078
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 12/19/16		3,665	3,660,419
Epicor Software Corporation (FKA Eagle Parent, Inc.), Term B Loan, 4.75%, 6/01/22		1,105	1,059,646
First Data Corp.:
2018B Second New Term Loan, 3.94%, 9/24/18		1,005	1,005,633
2021 Extended Dollar Term Loan, 4.44%, 3/24/21		9,482	9,501,264
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		8,703	8,320,987
Gol Luxco SA, Term Loan, 6.50%, 8/31/20		19,925	19,825,375
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.44%, 2/27/21		8,889	8,894,555
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		8,281	8,277,568
Informatica Corp., Dollar Term Loan, 4.25%, 8/05/22		13,002	12,774,473
Jack Ohio Finance LLC (FKA ROC Finance LLC), Funded Term B Loan, 5.00%, 6/20/19		400	379,095
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.):
Incremental Term Loan, 3.25%, 8/18/22		995	992,721
Initial Term Loan, 4.25%, 8/18/22		1,623	1,618,786
KAR Auction Services, Inc., Tranche B-3 Term Loan, 4.25%, 3/09/23		960	963,600
Keurig Green Mountain, Inc., Term B EUR Loan, 5.00%, 3/03/23	EUR	3,600	4,145,408
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20	USD	5,279	5,279,978

BLACKROCK FUNDS	APRIL 30, 2016	9

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
Level 3 Financing, Inc.,Tranche B 2020 Term Loan, 4.00%, 1/15/20	USD	405	$406,114
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B Term Loan (First Lien), 5.50%, 6/07/20		1,118	1,095,773
Tranche B-3 Term Loan, 5.50%, 6/07/20		1,741	1,709,542
MGM Growth Properties Operating Partnership LP, Term B Loan, 3.25%, 4/25/23		2,240	2,251,670
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20		1,290	1,291,016
Micron Technology, Inc., Term Loan, 6.00%, 4/15/22		7,500	7,525,800
NBTY, Inc., Term Loan B, 4.00%, 4/26/23		825	827,236
Northwest Airlines, Inc.:
B757-300, 2.13%, 3/10/17		228	220,675
B757-300, 2.75%, 3/10/17		150	148,720
Loan B757-200, 2.13%, 9/10/18		231	223,908
Loan B757-200, 2.13%, 9/10/18		229	222,292
Loan B757-300, 2.75%, 3/10/17		150	148,280
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		7,815	7,766,604
NXP BV (NXP Funding LLC), Tranche B Loan, 3.75%, 12/07/20		23,319	23,377,784
ON Semiconductor Corp., Closing Date Term Loan, 5.25%, 3/31/23		8,422	8,455,351
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		3,684	3,485,013
PetCo Animal Supplies, Inc., Tranche B-1 Term Loan, 5.75%, 1/26/23		2,478	2,491,368
PetSmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22		505	503,479
Pinnacle Foods Finance LLC, Tranche H Term Loan, 3.00%, 4/29/20		1,336	1,333,519
PQ Corp.:
Term Loan, 0.00%, 10/27/22	EUR	1,800	2,076,558
Term Loan, 4.75%, 10/27/22		650	653,133
Prime Security Services Borrower LLC, Incremental Term Loan, 4.50%, 4/21/22	USD	9,331	9,365,991
Quikrete Holdings, Inc., Term Loan, 4.00%, 9/28/20		1,200	1,198,128
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.29%-4.40%, 10/10/16		6	5,990
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		2,342	2,324,859
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		360	360,749
ServiceMaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		8,525	8,551,859
SolarWinds Holdings, Inc.:
Initial Euro Term Loan (First Lien), 6.50%, 2/03/23	EUR	3,400	3,888,323
Initial US Term Loan (First Lien), 6.50%, 2/03/23	USD	8,000	7,994,000
Spectrum Brands, Inc.:
Euro Term Loan, 3.50%, 6/23/22	EUR	3,161	3,626,495
USD Term Loan, 3.50%, 6/23/22	USD	3,040	3,049,485
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		2,967	2,906,131
Staples, Inc., Initial Loan, 4.75%, 2/02/22		4,600	4,610,074
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		2,191	2,195,418
Surgical Care Affiliates, Inc., Initial Term Loan, 4.25%, 3/17/22		792	789,687
Telesat Canada, U.S. Term B-2 Loan, 3.50%, 3/28/19		1,062	1,060,488
T-Mobile USA, Inc., Senior Lien Term Loan, 3.50%, 11/09/22		2,464	2,477,696

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 4.00%, 3/01/20	USD	6,476	$6,466,030
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		142	142,474
Western Digital Corp., U.S. Term B Loan, 5.50%, 3/30/23		12,000	11,709,960
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		2,559	2,551,254

			345,195,297
Total Floating Rate Loan Interests — 11.5%			539,002,851

Foreign Agency Obligations		Par (000)	Value
Brazil — 0.1%
Petrobras Global Finance BV, 6.63%, 1/16/34	GBP	6,460	6,602,435
Canada — 0.0%
NOVA Chemicals Corp., 5.00%, 5/01/25 (a)	USD	2,160	2,116,800
China — 0.5%
Avi Funding Co. Ltd., 2.85%, 9/16/20		1,100	1,123,327
CCBL Cayman Corp. Ltd., 3.25%, 7/28/20		1,050	1,065,047
CCCI Treasure Ltd., 3.50% (b)(f)		2,700	2,726,841
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		1,940	1,914,821
CITIC Pacific Ltd., 6.80%, 1/17/23		2,000	2,382,932
CNPC HK Overseas Capital Ltd., 4.50%, 4/28/21		2,000	2,158,026
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		1,950	2,024,435
Export-Import Bank of China: 2.00%, 4/26/21		1,250	1,241,578
2.88%, 4/26/26		1,220	1,203,087
Huarong Finance II Co. Ltd., 5.00%, 11/19/25		1,108	1,145,212
ICBCIL Finance Co. Ltd., 3.20%, 11/10/20		1,900	1,927,455
Industrial & Commercial Bank of China Ltd., 2.91%, 11/13/20		1,100	1,120,562
Minmetals Bounteous Finance BVI Ltd., 4.75%, 7/30/25		1,900	1,960,093

			21,993,416
India — 0.1%
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22		200	212,760
NTPC Ltd.:
5.63%, 7/14/21		1,100	1,239,234
4.25%, 2/26/26		1,200	1,232,400

			2,684,394
Indonesia — 0.1%
Pelabuhan Indonesia II PT, 5.38%, 5/05/45		700	630,000
Pertamina Persero PT, 5.63%, 5/20/43		3,150	2,907,154

			3,537,154
Malaysia — 0.0%
Axiata SPV2 BHD, 3.47%, 11/19/20		905	927,980
Mongolia — 0.1%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		1,000	977,500
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		2,925	2,718,843

			3,696,343
Venezuela — 0.1%
Petroleos de Venezuela SA: 5.25%, 4/12/17		4,700	2,573,250

10	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Foreign Agency Obligations		Par (000)	Value
Venezuela (continued)
6.00%, 11/15/26	USD	4,200	$1,435,980

			4,009,230
Total Foreign Agency Obligations — 1.0%			45,567,752

Foreign Government Obligations		Par (000)	Value
Angola — 0.0%
Republic of Angola, 9.50%, 11/12/25		2,800	2,733,640
Argentina — 0.1%
Republic of Argentina, 6.88%, 4/22/21		3,205	3,309,163
Croatia — 0.1%
Republic of Croatia, 3.88%, 5/30/22	EUR	3,500	4,117,906
Dominican Republic — 0.1%
Dominican Republic International Bond, 7.45%, 4/30/44	USD	2,800	2,968,000
Hungary — 0.1%
Hungary Government International Bond, 5.38%, 3/25/24		4,500	5,000,625
Indonesia — 0.3%
Republic of Indonesia:
2.88%, 7/08/21	EUR	3,700	4,389,227
5.88%, 1/15/24	USD	950	1,081,067
3.38%, 7/30/25	EUR	1,300	1,515,990
4.75%, 1/08/26	USD	1,096	1,164,660
6.75%, 1/15/44		5,217	6,388,816
5.95%, 1/08/46		1,343	1,509,097

			16,048,857
Mongolia — 0.0%
Mongolian People’s Republic:
7.50%, 6/30/18	CNH	4,000	526,932
5.13%, 12/05/22	USD	2,650	2,090,797

			2,617,729
Portugal — 0.3%
Republic of Portugal, 5.13%, 10/15/24		12,875	12,779,133
Russia — 0.2%
Russian Federation:
3.25%, 4/04/17		4,600	4,645,706
5.00%, 4/29/20		3,200	3,383,680

			8,029,386
Serbia — 0.2%
Republic of Serbia, 5.88%, 12/03/18		7,400	7,800,340
Slovenia — 0.1%
Republic of Slovenia, 4.63%, 9/09/24	EUR	2,000	2,909,586
Sri Lanka — 0.0%
Republic of Sri Lanka:
6.00%, 1/14/19	USD	429	439,208
6.25%, 10/04/20		1,597	1,627,367

			2,066,575
Venezuela — 0.0%
Bolivarian Republic of Venezuela, 11.75%, 10/21/26		1,500	635,625
Total Foreign Government Obligations — 1.5%			71,016,565

Investment Companies — 0.0%		Shares	Value
Energy Select Sector SPDR Fund		26,000	$1,755,260

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.1%
United Kingdom — 0.1%
Paragon Mortgages No. 13 PLC, Series 2006-13X, Class A2C, 0.81%, 1/15/39 (b)	USD	5,688	5,073,774
Commercial Mortgage-Backed Securities — 2.0%
Ireland — 0.1%
German Residential Funding Ltd., Series 2013-1, Class E, 3.95%, 8/27/24 (b)	EUR	3,500	4,060,321
United States — 1.9%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AJ, 5.54%, 6/10/49 (b)	USD	4,000	3,978,326
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.69%, 12/15/27 (a)(b)		4,700	4,674,098
Commercial Mortgage Trust:
Series 2014-KYO, Class F, 3.94%, 6/11/27 (a)(b)		17,560	17,387,599
Series 2014-PAT, Class E, 3.59%, 8/13/27 (a)(b)		1,000	971,150
Series 2014-PAT, Class F, 2.88%, 8/13/27 (a)(b)		2,000	1,900,287
Series 2014-PAT, Class G, 2.03%, 8/13/27 (a)(b)		2,000	1,803,000
Core Industrial Trust:
Series 2015-CALW, Class F, 3.85%, 2/10/34 (a)(b)		4,620	4,259,668
Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		5,640	5,115,254
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.88%, 4/15/37		261	242,521
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.38%, 12/15/19 (a)(b)		8,740	8,196,136
Series 2015-NRF, Class FFX, 3.38%, 12/15/19 (a)(b)		4,620	4,252,758
Series 2015-NRF, Class GFX, 3.49%, 12/15/19 (a)(b)		14,125	12,950,441
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		2,545	2,392,057
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		3,503	3,515,975
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class B, 5.88%, 6/15/38 (b)		4,710	4,702,464
Series 2007-C1, Class AJ, 5.48%, 2/15/40		360	357,958
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.04%, 9/15/28 (a)(b)		6,038	5,957,034
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.95%, 2/15/51 (b)		1,626	1,605,141
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class D, 3.85%, 11/15/48		4,630	3,313,598

			87,575,465
Total Non-Agency Mortgage-Backed Securities — 2.1%			96,709,560

BLACKROCK FUNDS	APRIL 30, 2016	11

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Preferred Securities		Par (000)	Value
Capital Trusts
Australia — 0.1%
AusNet Services Holdings Pty. Ltd, 5.75%, 3/17/76 (b)	USD	1,700	$1,789,250
Commonwealth Bank of Australia, 4.50%, 12/09/25		1,400	1,438,214

			3,227,464
China — 0.1%
China Life Insurance Co. Ltd., 4.00%, 7/03/75 (b)		2,800	2,803,220
CITIC Ltd., 8.63% (b)(f)		2,000	2,250,000

			5,053,220
France — 0.6%
BNP Paribas SA, 7.63% (a)(b)(f)		11,885	12,152,413
Credit Agricole Assurances SA, 4.25% (b)(f)	EUR	9,800	10,945,181
Electricite de France SA, 5.88% (b)(f)	GBP	5,000	6,536,433

			29,634,027
Germany — 0.4%
HSH Nordbank AG, 0.00% (b)(f)	USD	22,325	4,540,548
Volkswagen International Finance NV, 3.50% (b)(f)	EUR	12,855	12,474,938

			17,015,486
Hong Kong — 0.0%
Bank of East Asia Ltd., 5.50% (b)(f)	USD	1,800	1,725,664
Noble Group Ltd., 6.00% (b)(f)		1,400	661,500

			2,387,164
Ireland — 0.0%
Bank of Ireland, 7.38% (b)(f)	EUR	1,000	1,103,547
Italy — 0.2%
Intesa Sanpaolo SpA, 7.00% (b)(f)		8,420	9,279,817
Japan — 0.0%
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (b)	USD	1,150	1,263,218
Netherlands — 0.3%
ABN AMRO Bank NV, 5.75% (b)(f)	EUR	10,000	10,935,281
Cooperatieve Rabobank UA, 6.63% (b)(f)		1,600	1,849,954

			12,785,235
South Korea — 0.0%
Shinsegae Co. Ltd., 2.63%, 5/08/45 (b)	USD	900	894,835
Spain — 1.4%
Banco Bilbao Vizcaya Argentaria SA:
7.00% (b)(f)	EUR	13,400	14,116,246
8.88% (b)(f)		1,400	1,638,666
9.00% (b)(f)	USD	4,000	4,133,000
Banco Popular Espanol SA:
8.25% (b)(f)	EUR	6,400	6,064,215
11.50% (b)(f)		8,300	9,385,162
Banco Santander SA, 6.25% (b)(f)		10,600	10,635,563
Gas Natural Fenosa Finance BV, 4.13% (b)(f)		5,700	6,577,074
Repsol International Finance BV, 4.50%, 3/25/75 (b)		2,900	2,860,750
Telefonica Europe BV:
4.20% (b)(f)		6,300	7,134,138
5.88% (b)(f)		1,500	1,741,777

			64,286,591
Switzerland — 0.3%
UBS Group AG:
5.75% (b)(f)	EUR	1,500	1,722,049

Preferred Securities		Par (000)	Value
Switzerland (continued)
6.88% (b)(f)	USD	10,525	$10,396,069

			12,118,118
United Kingdom — 0.7%
Barclays PLC, 7.88% (b)(f)	GBP	5,225	6,956,970
Coventry Building Society, 6.38% (b)(f)		3,600	4,709,945
HBOS Capital Funding LP, 6.85% (b)(f)	USD	4,341	4,369,217
Lloyds Banking Group PLC, 6.38% (b)(f)	EUR	8,964	10,017,833
Santander UK Group Holdings PLC, 7.38% (b)(f)	GBP	3,810	5,284,932

			31,338,897
United States — 2.8%
Bank of America Corp.:
6.10% (b)(f)	USD	2	2,001
6.30% (b)(f)		22,897	23,984,607
Citigroup, Inc.:
6.25% (b)(f)		40,000	41,150,000
6.30% (f)		1,784	1,748,320
General Electric Co., 5.00% (b)(f)		18,773	19,500,454
JPMorgan Chase Capital XXI, 1.56%, 1/15/87 (b)		15,000	10,785,000
Morgan Stanley, 5.45% (f)		3,581	3,410,903
NBCUniversal Enterprise, Inc., 5.25% (a)(f)		4,000	4,140,000
State Street Capital Trust IV, 1.63%, 6/15/37 (b)		38,585	28,263,513

			132,984,798
Total Capital Trusts — 6.9%			323,372,417

Preferred Stocks		Shares	Value
Israel — 0.2%
Teva Pharmaceutical Industries Ltd., 7.00% (f)		10,509	9,468,609
Luxembourg — 0.0%
Concrete Investment II SCA, 0.00%, 8/27/44 (e)		11,824	1,509,614
Novartex Holding Luxembourg SCA Equity, 0.00% (e)(f)		3,800	—

			1,509,614
Netherlands — 0.5%
RBS Capital Funding Trust V, Series E, 5.90% (f)		185,913	4,536,277
RBS Capital Funding Trust VI, 6.25% (f)		151,363	3,720,503
RBS Capital Funding Trust VII, 6.08% (f)		728,691	17,889,364

			26,146,144
Spain — 0.1%
Santander Finance Preferred SAU, 4.00% (f)		164,000	3,394,800
United Kingdom — 0.1%
Royal Bank of Scotland Group PLC:
6.13% (f)		19,117	470,661
6.60% (f)		135,580	3,407,125

			3,877,786
United States — 0.4%
State Street Corp., 5.35% (f)		766,000	20,138,140
Total Preferred Stocks — 1.3%			64,535,093
Total Preferred Securities — 8.2%			387,907,510

12	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
3.00%, 11/15/45	USD	10,627	$11,371,719
2.50%, 2/15/46		12,920	12,484,454
U.S. Treasury Notes:
0.88%, 4/15/19		3,840	3,834,751
1.50%, 3/31/23 (l)		147,514	146,563,269
Total U.S. Treasury Obligations — 3.7%			174,254,193
Total Long-Term Investments (Cost — $4,595,452,901) — 95.2%			4,475,209,506

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 35.9% (m)
Barclays Bank PLC, (2.00)%, Open (n) (Purchased on 3/03/16 to be repurchased at $2,428,497, collateralized by Federal Republic of Nigeria, 6.38% due at 7/12/23, par and fair value of USD 2,700,000 and $2,517,048, respectively)	USD	2,436	2,435,940
Barclays Bank PLC, (1.60)%, Open (n) (Purchased on 1/14/16 to be repurchased at EUR 562,580, collateralized by Grupo Antolin Dutch BV, 5.13% due at 6/30/22, par and fair value of EUR 560,000 and $681,052, respectively)	EUR	565	647,177
Barclays Bank PLC, (1.60)%, Open (n) (Purchased on 1/15/16 to be repurchased at EUR 315,024, collateralized by Grupo Antolin Dutch BV, 5.13% due at 6/30/22, par and fair value of EUR 313,000 and $380,659, respectively)		316	362,379
Barclays Bank PLC, (1.25)%, Open (n) (Purchased on 1/07/16 to be repurchased at $1,069,058, collateralized by HSBC Holdings PLC, 5.63% (f), par and fair value of USD 1,050,000 and $1,015,875, respectively)	USD	1,073	1,073,156
Barclays Bank PLC, (1.00)%, Open (n) (Purchased on 1/08/16 to be repurchased at $1,579,474, collateralized by HSBC Holdings PLC, 5.63% (f), par and fair value of USD 1,550,000 and $1,499,625, respectively)		1,584	1,584,271
Barclays Bank PLC, (0.95)%, Open (n) (Purchased on 1/19/16 to be repurchased at EUR 1,232,108, collateralized by Rexel SA, 3.25% due at 6/15/22, par and fair value of EUR 1,318,000 and $1,539,367, respectively)	EUR	1,235	1,414,603
Barclays Bank PLC, (0.95)%, Open (n) (Purchased on 1/19/16 to be repurchased at EUR 981,455, collateralized by Rexel SA, 3.25% due at 6/15/22, par and fair value of EUR 1,049,000 and $1,225,187, respectively)		984	1,126,823
Barclays Capital, Inc., (2.00)%, Open (n) (Purchased on 4/12/16 to be repurchased at $5,933,300, collateralized by Marathon Oil Corp., 3.85% due at 6/01/25, par and fair value of USD 7,389,000 and $6,601,783, respectively)	USD	5,939	5,938,909
Barclays Capital, Inc., (0.90)%, Open (n) (Purchased on 4/15/16 to be repurchased at $9,988,461, collateralized by Rio Tinto Finance USA PLC, 4.13% due at 8/21/42, par and fair value of USD 10,787,000 and $10,450,359, respectively)		9,991	9,991,459

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (m)
Barclays Capital, Inc., (0.05)%, Open (n) (Purchased on 4/15/16 to be repurchased at $21,092,161, collateralized by ConocoPhillips Co., 4.95% due at 3/15/26, par and fair value of USD 19,485,000 and $21,538,310, respectively)	USD	21,093	$21,092,513
Barclays Capital, Inc., 0.00%, Open (n) (Purchased on 3/21/16 to be repurchased at $30,075,000, collateralized by Bank of Nova Scotia, 4.50% due at 12/16/25, par and fair value of USD 30,000,000 and $30,917,040, respectively)		30,075	30,075,000
Barclays Capital, Inc., 0.00%, Open (n) (Purchased on 4/07/16 to be repurchased at $13,893,750, collateralized by Energy Transfer Partners LP, 4.75% due at 1/15/26, par and fair value of USD 15,000,000 and $14,552,490, respectively)		13,894	13,893,750
Barclays Capital, Inc., 0.00%, Open (n) (Purchased on 4/07/16 to be repurchased at $16,200,000, collateralized by Exxon Mobil Corp., 4.11% due at 3/01/46, par and fair value of USD 15,000,000 and $15,980,445, respectively)		16,200	16,200,000
Barclays Capital, Inc., 0.00%, Open (n) (Purchased on 4/18/16 to be repurchased at $4,110,000, collateralized by Ashtead Capital, Inc., 5.63% due at 10/01/24, par and fair value of USD 4,000,000 and $4,160,000, respectively)		4,110	4,110,000
Barclays Capital, Inc., 0.00%, Open (n) (Purchased on 4/19/16 to be repurchased at $10,400,400, collateralized by Seagate HDD, 4.75% due at 6/01/23, par and fair value of USD 12,960,000 and $10,066,200, respectively)		10,400	10,400,400
Barclays Capital, Inc., 0.00%, Open (n) (Purchased on 4/21/16 to be repurchased at $3,773,000, collateralized by EMC Corp., 3.38% due at 6/01/23, par and fair value of USD 4,400,000 and $3,668,500, respectively)		3,773	3,773,000
Barclays Capital, Inc., 0.00%, Open (n) (Purchased on 4/22/16 to be repurchased at $7,332,000, collateralized by Sinclair Television Group, Inc., 5.88% due at 3/15/26, par and fair value of USD 7,050,000 and $7,296,750, respectively)		7,332	7,332,000
Barclays Capital, Inc., 0.00%, Open (n) (Purchased on 4/27/16 to be repurchased at $15,487,500, collateralized by Exxon Mobil Corp., 3.04% due at 3/01/26, par and fair value of USD 15,000,000 and $15,535,515, respectively)		15,488	15,487,500
Barclays Capital, Inc., 0.00%, Open (n) (Purchased on 4/28/16 to be repurchased at $25,496,415, collateralized by ConocoPhillips Co., 4.95% due at 3/15/26, par and fair value of USD 23,126,000 and $25,562,995, respectively)		25,496	25,496,415
Barclays Capital, Inc., 0.00%, Open (n) (Purchased on 4/28/16 to be repurchased at $5,957,600, collateralized by EMC Corp., 3.38% due at 6/01/23, par and fair value of USD 7,040,000 and $5,869,600, respectively)		5,958	5,957,600

BLACKROCK FUNDS	APRIL 30, 2016	13

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (m)
Barclays Capital, Inc., 0.00%, Open (n) (Purchased on 4/29/16 to be repurchased at $28,001,034, collateralized by ConocoPhillips Co., 4.95% due at 3/15/26, par and fair value of USD 25,369,000 and $28,042,360, respectively)	USD	28,001	$28,001,034
Barclays Capital, Inc., 0.05%, Open (n) (Purchased on 3/04/16 to be repurchased at $32,565,612, collateralized by Total Capital International SA, 3.75% due at 4/10/24, par and fair value of USD 31,500,000 and $33,928,304, respectively)		32,563	32,563,125
Barclays Capital, Inc., 0.05%, Open (n) (Purchased on 3/23/16 to be repurchased at $29,635,005, collateralized by Royal Bank of Canada, 2.15% due at 3/15/19, par and fair value of USD 29,340,000 and $29,779,454, respectively)		29,633	29,633,400
Barclays Capital, Inc., 0.05%, Open (n) (Purchased on 3/24/16 to be repurchased at $11,124,307, collateralized by Potash Corp. of Saskatchewan, Inc., 5.63% due at 12/01/40, par and fair value of USD 9,844,000 and $11,502,724, respectively)		11,124	11,123,720
Citigroup Global Markets Limited, (1.75)%, Open (n) (Purchased on 1/12/16 to be repurchased at $2,791,448, collateralized by Bank of Communications Co. Ltd., 5.00% (f), par and fair value of USD 2,600,000 and $2,610,660, respectively)		2,806	2,806,180
Citigroup Global Markets, Inc., (0.75)%, Open (n) (Purchased on 4/18/16 to be repurchased at $13,328,033, collateralized by Kinder Morgan, Inc., 4.30% due at 6/01/25, par and fair value of USD 13,315,000 and $13,197,628, respectively)		13,332	13,331,644
Citigroup Global Markets, Inc., (0.75)%, Open (n) (Purchased on 4/18/16 to be repurchased at $9,694,480, collateralized by Kinder Morgan, Inc., 4.30% due at 6/01/25, par and fair value of USD 9,685,000 and $9,599,627, respectively)		9,697	9,697,106
Citigroup Global Markets, Inc., (0.50)%, Open (n) (Purchased on 4/18/16 to be repurchased at $13,160,123, collateralized by Kinder Morgan, Inc., 5.05% due at 2/15/46, par and fair value of USD 15,000,000 and $13,318,080, respectively)		13,163	13,162,500
Citigroup Global Markets, Inc., (0.20)%, Open (n) (Purchased on 3/23/16 to be repurchased at $5,308,542, collateralized by Enterprise Products Operating LLC, 3.75% due at 2/15/25, par and fair value of USD 5,323,000 and $5,492,570, respectively)		5,310	5,309,693
Citigroup Global Markets, Inc., (0.15)%, Open (n) (Purchased on 4/19/16 to be repurchased at $16,931,629, collateralized by Goldman Sachs Group, Inc., 5.70% (f), par and fair value of USD 17,234,000 and $16,781,607, respectively)		16,932	16,932,405

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (m)
Citigroup Global Markets, Inc., (0.15)%, Open (n) (Purchased on 4/27/16 to be repurchased at $14,847,654, collateralized by JPMorgan Chase & Co., 6.75% (f), par and fair value of USD 13,257,000 and $14,666,882, respectively)	USD	14,848	$14,847,840
Citigroup Global Markets, Inc., (0.10)%, Open (n) (Purchased on 2/02/16 to be repurchased at $15,708,659, collateralized by Pfizer, Inc., 3.40% due at 5/15/24, par and fair value of USD 15,000,000 and $16,232,925, respectively)		15,713	15,712,500
Citigroup Global Markets, Inc., 0.00%, Open (n) (Purchased on 1/12/16 to be repurchased at $437,546, collateralized by Kennametal, Inc., 3.88% due at 2/15/22, par and fair value of USD 437,000 and $431,201, respectively)		438	437,546
Citigroup Global Markets, Inc., 0.00%, Open (n) (Purchased on 3/04/16 to be repurchased at $7,368,750, collateralized by Statoil ASA, 3.25% due at 11/10/24, par and fair value of USD 7,500,000 and $7,724,070, respectively)		7,369	7,368,750
Citigroup Global Markets, Inc., 0.00%, Open (n) (Purchased on 3/17/16 to be repurchased at $14,850,000, collateralized by Morgan Stanley, 5.55% (f), par and fair value of USD 15,000,000 and $14,850,000, respectively)		14,850	14,850,000
Citigroup Global Markets, Inc., 0.00%, Open (n) (Purchased on 4/21/16 to be repurchased at $25,443,600, collateralized by Wells Fargo & Co., 7.98% (f), par and fair value of USD 24,465,000 and $25,443,600, respectively)		25,444	25,443,600
Citigroup Global Markets, Inc., 0.00%, Open (n) (Purchased on 4/28/16 to be repurchased at $11,142,880, collateralized by JPMorgan Chase & Co., 6.75% (f), par and fair value of USD 9,949,000 and $11,007,076, respectively)		11,143	11,142,880
Citigroup Global Markets, Inc., 0.00%, Open (n) (Purchased on 4/28/16 to be repurchased at $14,331,728, collateralized by Goldman Sachs Group, Inc., 5.70% (f), par and fair value of USD 14,587,000 and $14,204,091, respectively)		14,332	14,331,727
Citigroup Global Markets, Inc., 0.00%, Open (n) (Purchased on 4/28/16 to be repurchased at $46,800,000, collateralized by Shell International Finance BV, 3.25% due at 5/11/25, par and fair value of USD 45,000,000 and $46,543,860, respectively)		46,800	46,800,000
Citigroup Global Markets, Inc., 0.00%, Open (n) (Purchased on 4/28/16 to be repurchased at $7,425,000, collateralized by Morgan Stanley, 5.55% (f), par and fair value of USD 7,500,000 and $7,425,000, respectively)		7,425	7,425,000

14	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (m)
Citigroup Global Markets, Inc., 0.05%, Open (n) (Purchased on 3/16/16 to be repurchased at $14,457,133, collateralized by LYB International Finance BV, 4.88% due at 3/15/44, par and fair value of USD 15,000,000 and $15,664,815, respectively)	USD	14,456	$14,456,250
Citigroup Global Markets, Inc., 0.05%, Open (n) (Purchased on 4/18/16 to be repurchased at $21,725,392, collateralized by Target Corp., 4.00% due at 7/01/42, par and fair value of USD 20,000,000 and $21,167,800, respectively)		21,725	21,725,000
Citigroup Global Markets, Inc., 0.05%, Open (n) (Purchased on 4/22/16 to be repurchased at $8,068,556, collateralized by Philip Morris International, Inc., 2.75% due at 2/25/26, par and fair value of USD 7,920,000 and $8,014,121, respectively)		8,069	8,068,500
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 3/07/16 to be repurchased at $3,518,028, collateralized by Perrigo Co. PLC, 4.00% due at 11/15/23, par and fair value of USD 3,500,000 and $3,585,558, respectively)		3,518	3,517,500
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 3/16/16 to be repurchased at $13,440,430, collateralized by QUALCOMM, Inc., 3.45% due at 5/20/25, par and fair value of USD 13,000,000 and $13,491,842, respectively)		13,439	13,438,750
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 3/17/16 to be repurchased at $3,999,500, collateralized by Infor U.S., Inc., 6.50% due at 5/15/22, par and fair value of USD 4,300,000 and $3,968,943, respectively)		3,999	3,999,000
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 3/21/16 to be repurchased at $12,106,379, collateralized by Merck & Co., Inc., 3.70% due at 2/10/45, par and fair value of USD 12,000,000 and $12,270,936, respectively)		12,105	12,105,000
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 3/21/16 to be repurchased at $12,691,445, collateralized by Novartis Capital Corp., 4.00% due at 11/20/45, par and fair value of USD 12,000,000 and $13,074,048, respectively)		12,690	12,690,000
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 3/21/16 to be repurchased at $9,653,099, collateralized by Exxon Mobil Corp., 2.71% due at 3/06/25, par and fair value of USD 9,652,000 and $9,846,652, respectively)		9,652	9,652,000
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 4/06/16 to be repurchased at $16,819,871, collateralized by Wal-Mart Stores, Inc., 4.30% due at 4/22/44, par and fair value of USD 15,000,000 and $16,854,570, respectively)		16,819	16,818,750

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (m)
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 4/07/16 to be repurchased at $17,363,465, collateralized by CCO Safari II LLC, 6.48% due at 10/23/45, par and fair value of USD 15,000,000 and $17,720,580, respectively)	USD	17,363	$17,362,500
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 4/14/16 to be repurchased at $3,861,139, collateralized by Anheuser-Busch InBev Finance, Inc., 3.70% due at 2/01/24, par and fair value of USD 3,575,000 and $3,832,264, respectively)		3,861	3,861,000
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 4/15/16 to be repurchased at $2,894,471, collateralized by Frontier Communications Corp., 8.88% due at 9/15/20, par and fair value of USD 2,750,000 and $2,911,563, respectively)		2,894	2,894,375
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 4/18/16 to be repurchased at $31,163,625, collateralized by Shell International Finance BV, 3.25% due at 5/11/25, par and fair value of USD 30,000,000 and $31,029,240, respectively)		31,163	31,162,500
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 4/18/16 to be repurchased at $40,829,599, collateralized by Chevron Corp., 3.19% due at 6/24/23, par and fair value of USD 37,500,000 and $39,305,921, respectively)		40,828	40,828,125
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 4/26/16 to be repurchased at $2,196,893, collateralized by Scientific Games International, Inc., 10.00% due at 12/01/22, par and fair value of USD 2,500,000 and $2,066,250, respectively)		2,197	2,196,875
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 4/28/16 to be repurchased at $15,326,070, collateralized by Bank of America Corp., 6.50% (f), par and fair value of USD 14,527,000 and $15,289,668, respectively)		15,326	15,325,985
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 6/08/15 to be repurchased at $8,689,160, collateralized by PepsiCo, Inc., 5.50% due at 1/15/40, par and fair value of USD 7,500,000 and $9,297,930, respectively)		8,681	8,681,250
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 6/09/15 to be repurchased at $11,470,410, collateralized by PepsiCo, Inc., 2.75% due at 4/30/25, par and fair value of USD 12,000,000 and $12,361,152, respectively)		11,460	11,460,000
Citigroup Global Markets, Inc., 0.10%, Open (n) (Purchased on 8/05/15 to be repurchased at $10,758,063, collateralized by Bank of America Corp., 4.88% due at 4/01/44, par and fair value of USD 10,000,000 and $11,001,140, respectively)		10,750	10,750,000

BLACKROCK FUNDS	APRIL 30, 2016	15

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (m)
Citigroup Global Markets, Inc., 0.15%, Open (n) (Purchased on 12/22/15 to be repurchased at $11,553,290, collateralized by Goldman Sachs Group, Inc., 4.80% due at 7/08/44, par and fair value of USD 11,170,000 and $11,997,206, respectively)	USD	11,547	$11,546,987
Citigroup Global Markets, Inc., 0.15%, Open (n) (Purchased on 4/18/16 to be repurchased at $25,720,143, collateralized by Hewlett Packard Enterprise Co., 4.90% due at 10/15/25, par and fair value of USD 25,000,000 and $25,947,475, respectively)		25,719	25,718,750
Citigroup Global Markets, Inc., 0.15%, Open (n) (Purchased on 4/18/16 to be repurchased at $36,275,840, collateralized by Verizon Communications, Inc., 3.50% due at 11/01/24, par and fair value of USD 34,100,000 and $35,547,716, respectively)		36,274	36,273,875
Credit Suisse Securities (USA) LLC, 0.00%, Open (n) (Purchased on 12/17/15 to be repurchased at $11,128,145, collateralized by Enterprise Products Operating LLC, 3. 75% due at 2/15/25, par and fair value of USD 11,998,000 and $12,380,208, respectively)		11,128	11,128,145
Credit Suisse Securities (USA) LLC, 0.00%, Open (n) (Purchased on 4/21/16 to be repurchased at $10,439,000, collateralized by Citigroup, Inc., 6.30% (f), par and fair value of USD 10,400,000 and $10,192,000, respectively)		10,439	10,439,000
Credit Suisse Securities (USA) LLC, 0.10%, Open (n) (Purchased on 12/17/15 to be repurchased at $11,062,467, collateralized by Royal Bank of Canada, 2.15% due at 3/15/19, par and fair value of USD 10,976,000 and $11,140,399, respectively)		11,058	11,058,320
Credit Suisse Securities (USA) LLC, 0.10%, Open (n) (Purchased on 2/04/16 to be repurchased at $14,572,230, collateralized by Ventas Realty LP, 3.50% due at 2/01/25, par and fair value of USD 15,000,000 and $14,933,295, respectively)		14,569	14,568,750
Credit Suisse Securities (USA) LLC, 0.10%, Open (n) (Purchased on 2/04/16 to be repurchased at $7,351,756, collateralized by HCP, Inc., 4.00% due at 6/01/25, par and fair value of USD 7,500,000 and $7,420,943, respectively)		7,350	7,350,000
Deutsche Bank Securities, Inc., (0.38)%, Open (n) (Purchased on 9/18/15 to be repurchased at $24,481,458, collateralized by Statoil ASA, 3.70% due at 3/01/24, par and fair value of USD 24,000,000 and $25,405,320, respectively)		24,540	24,540,000
Deutsche Bank Securities, Inc., 0.05%, Open (n) (Purchased on 2/04/16 to be repurchased at $30,378,628, collateralized by Anheuser-Busch InBev Finance, Inc., 3.65% due at 2/01/26, par and fair value of USD 30,000,000 and $31,622,850, respectively)		30,375	30,375,000

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (m)
Deutsche Bank Securities, Inc., 0.12%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $71,872,559, collateralized by U.S. Treasury Notes, 1.63% due at 2/15/26, par and fair value of USD 73,152,000 and $71,883,252, respectively)	USD	71,872	$71,871,840
J.P. Morgan Securities LLC, (0.60)%, Open (n) (Purchased on 4/15/16 to be repurchased at $10,915,323, collateralized by ConocoPhillips Co., 3.35% due at 11/15/24, par and fair value of USD 11,417,000 and $11,440,954, respectively)		10,918	10,917,506
J.P. Morgan Securities LLC, (0.03)%, Open (n) (Purchased on 4/08/16 to be repurchased at $190,454,901, collateralized by U.S. Treasury Notes, 1.25% due at 3/31/21, par and fair value of USD 189,747,000 and $189,458,015, respectively)		190,459	190,458,551
J.P. Morgan Securities LLC, 0.00%, Open (n) (Purchased on 4/28/16 to be repurchased at $7,454,663, collateralized by ConocoPhillips Co., 3.35% due at 11/15/24, par and fair value of USD 7,390,000 and $7,405,505, respectively)		7,455	7,454,663
J.P. Morgan Securities LLC, 0.00%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $110,345,995, collateralized by U.S. Treasury Notes, 1.25% due at 3/31/21, par and fair value of USD 110,484,100 and $110,315,833, respectively)		110,346	110,345,995
J.P. Morgan Securities LLC, 0.00%, Open (n) (Purchased on 4/29/16 to be repurchased at $4,897,365, collateralized by ConocoPhillips Co., 3.35% due at 11/15/24, par and fair value of USD 4,873,000 and $4,883,224, respectively)		4,897	4,897,365
J.P. Morgan Securities PLC, (2.60)%, Open (n) (Purchased on 4/07/16 to be repurchased at EUR 1,411,797, collateralized by Areva SA, 4.63% due at 10/05/17, par and fair value of EUR 1,300,000 and $1,515,366, respectively)		1,414	1,619,275
J.P. Morgan Securities PLC, (2.60)%, Open (n) (Purchased on 4/07/16 to be repurchased at EUR 760,198, collateralized by Areva SA, 4.63% due at 10/05/17, par and fair value of EUR 700,000 and $815,967, respectively)	EUR	761	871,918
J.P. Morgan Securities PLC, (1.85)%, Open (n) (Purchased on 4/07/16 to be repurchased at EUR 1,103,841, collateralized by Thomas Cook Finance PLC, 6.75% due at 6/15/21, par and fair value of EUR 1,025,000 and $1,203,024, respectively)		1,105	1,265,455
J.P. Morgan Securities PLC, (1.60)%, Open (n) (Purchased on 4/07/16 to be repurchased at EUR 1,426,785, collateralized by Solvay SA, 1.63% due at 12/02/22, par and fair value of EUR 1,300,000 and $1,545,823, respectively)		1,428	1,635,420
J.P. Morgan Securities PLC, (1.30)%, Open (n) (Purchased on 4/07/16 to be repurchased at EUR 1,427,058, collateralized by Solvay SA, 1.63% due at 12/02/22, par and fair value of EUR 1,300,000 and $1,545,823, respectively)		1,428	1,635,419

16	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (m)
J.P. Morgan Securities PLC, (1.20)%, Open (n) (Purchased on 1/18/16 to be repurchased at EUR 226,936, collateralized by Rexel SA, 3.25% due at 6/15/22, par and fair value of EUR 233,000 and $272,134, respectively)	EUR	228	$260,741
J.P. Morgan Securities PLC, (1.05)%, Open (n) (Purchased on 2/16/16 to be repurchased at EUR 740,023, collateralized by Syngenta Finance NV, 1.88% due at 11/02/21, par and fair value of EUR 700,000 and $832,817, respectively)		742	849,200
J.P. Morgan Securities PLC, (0.75)%, Open (n) (Purchased on 4/07/16 to be repurchased at $2,635,727, collateralized by Republic of Ecuador, 7.95% due at 6/20/24, par and fair value of USD 3,000,000 and $2,602,500, respectively)	USD	2,637	2,636,991
J.P. Morgan Securities PLC, (0.75)%, Open (n) (Purchased on 4/07/16 to be repurchased at $2,905,147, collateralized by Industrial & Commercial Bank of China Ltd., 6.00% (f), par and fair value of USD 2,600,000 and $2,692,893, respectively)		2,907	2,906,540
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, Open (n) (Purchased on 2/08/16 to be repurchased at $5,348,000, collateralized by Exxon Mobil Corp., 2.71% due at 3/06/25, par and fair value of USD 5,348,000 and $5,455,853, respectively)		5,348	5,348,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, Open (n) (Purchased on 2/17/16 to be repurchased at $7,489,900, collateralized by Morgan Stanley, 6.38% due at 7/24/42, par and fair value of USD 6,190,000 and $8,179,218, respectively)		7,490	7,489,900
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, Open (n) (Purchased on 4/18/16 to be repurchased at $2,704,700, collateralized by Standard Chartered PLC, 5.70% due at 3/26/44, par and fair value of USD 2,924,000 and $2,729,022, respectively)		2,705	2,704,700
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, 5/02/16 (Purchased on 4/28/16 to be repurchased at $64,226,180, collateralized by U.S. Treasury Notes, 1.00% due at 3/15/19, par and fair value of USD 64,145,000 and $64,307,864, respectively)		64,225	64,225,181
RBC Capital Markets, LLC, (3.50)%, Open (n) (Purchased on 12/17/15 to be repurchased at $9,042,859, collateralized by Molson Coors Brewing Co., 3.50% due at 5/01/22, par and fair value of USD 9,050,000 and $9,314,351, respectively)		9,163	9,163,125
RBC Capital Markets, LLC, (0.75)%, Open (n) (Purchased on 4/27/16 to be repurchased at $19,612,433, collateralized by Rio Tinto Finance USA Ltd., 3.75% due at 6/15/25, par and fair value of USD 18,950,000 and $19,424,603, respectively)		19,613	19,613,250
RBC Capital Markets, LLC, (0.50)%, Open (n) (Purchased on 4/05/16 to be repurchased at $3,899,126, collateralized by Rackspace Hosting, Inc., 6.50% due at 1/15/24, par and fair value of USD 3,824,000 and $3,780,980, respectively)		3,900	3,900,480

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (m)
RBC Capital Markets, LLC, (0.15)%, Open (n) (Purchased on 4/11/16 to be repurchased at $4,099,693, collateralized by CenturyLink, Inc., 7.50% due at 4/01/24, par and fair value of USD 4,100,000 and $4,110,250, respectively)	USD	4,100	$4,100,000
RBC Capital Markets, LLC, (0.15)%, Open (n) (Purchased on 4/11/16 to be repurchased at $5,249,606, collateralized by Argos Merger Sub, Inc., 7.13% due at 3/15/23, par and fair value of USD 5,000,000 and $5,112,500, respectively)		5,250	5,250,000
RBC Capital Markets, LLC, (0.15)%, Open (n) (Purchased on 4/12/16 to be repurchased at $3,067,283, collateralized by Springleaf Finance Corp., 8.25% due at 12/15/20, par and fair value of USD 3,000,000 and $3,093,750, respectively)		3,068	3,067,500
RBC Capital Markets, LLC, 0.00%, Open (n) (Purchased on 4/19/16 to be repurchased at $8,143,875, collateralized by Micron Technology, Inc., 5.88% due at 2/15/22, par and fair value of USD 9,525,000 and $8,405,813, respectively)		8,144	8,143,875
RBC Capital Markets, LLC, 0.00%, Open (n) (Purchased on 4/29/16 to be repurchased at $6,211,838, collateralized by Calpine Corp., 5.38% due at 1/15/23, par and fair value of USD 6,105,000 and $6,158,419, respectively)		6,212	6,211,837
RBC Capital Markets, LLC, 0.00%, Open (n) (Purchased on 4/29/16 to be repurchased at $6,413,500, collateralized by CenturyLink, Inc., 7.50% due at 4/01/24, par and fair value of USD 6,350,000 and $6,365,875, respectively)		6,414	6,413,500
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 1/21/16 to be repurchased at $1,812,317, collateralized by Steel Dynamics, Inc., 5.50% due at 10/01/24, par and fair value of USD 2,125,000 and $2,159,531, respectively)		1,812	1,811,563
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 12/17/15 to be repurchased at $15,196,043, collateralized by Caterpillar, Inc., 3.40% due at 5/15/24, par and fair value of USD 15,000,000 and $15,975,900, respectively)		15,188	15,187,500
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 12/17/15 to be repurchased at $20,011,250, collateralized by Time Warner, Inc., 3.60% due at 7/15/25, par and fair value of USD 20,000,000 and $20,891,580, respectively)		20,000	20,000,000
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 2/02/16 to be repurchased at $6,529,420, collateralized by Health Care REIT, Inc., 4.00% due at 6/01/25, par and fair value of USD 6,527,000 and $6,693,132, respectively)		6,527	6,527,000
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 2/08/16 to be repurchased at $5,342,892, collateralized by Netflix, Inc., 5.50% due at 2/15/22, par and fair value of USD 5,160,000 and $5,392,200, respectively)		5,341	5,341,045

BLACKROCK FUNDS	APRIL 30, 2016	17

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (m)
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 2/11/16 to be repurchased at $2,182,977, collateralized by LifePoint Health, Inc., 5.50% due at 12/01/21, par and fair value of USD 2,150,000 and $2,236,000, respectively)	USD	2,182	$2,182,250
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 2/12/16 to be repurchased at $860,489, collateralized by American Express Co., 4.90% (f), par and fair value of USD 972,000 and $874,800, respectively)		860	860,220
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 2/16/16 to be repurchased at $3,268,670, collateralized by Morgan Stanley, 5.45% (f), par and fair value of USD 3,581,000 and $3,410,903, respectively)		3,268	3,267,663
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 2/23/16 to be repurchased at $6,274,277, collateralized by Goldman Sachs Group, Inc., 5.15% due at 5/22/45, par and fair value of USD 6,500,000 and $6,683,586, respectively)		6,273	6,272,500
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 3/09/16 to be repurchased at $31,822,026, collateralized by BP Capital Markets PLC, 3.81% due at 2/10/24, par and fair value of USD 31,500,000 and $33,529,451, respectively)		31,815	31,815,000
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 3/15/16 to be repurchased at $31,698,206, collateralized by JPMorgan Chase & Co., 4.85% due at 2/01/44, par and fair value of USD 27,800,000 and $32,068,384, respectively)		31,692	31,692,000
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 3/17/16 to be repurchased at $14,624,382, collateralized by AbbVie, Inc., 3.60% due at 5/14/25, par and fair value of USD 13,992,000 and $14,661,097, respectively)		14,622	14,621,640
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 4/04/16 to be repurchased at $9,461,564, collateralized by Verizon Communications, Inc., 6.55% due at 9/15/43, par and fair value of USD 7,140,000 and $9,417,924, respectively)		9,461	9,460,500
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 4/14/16 to be repurchased at $4,720,381, collateralized by Calpine Corp., 5.38% due at 1/15/23, par and fair value of USD 4,605,000 and $4,645,294, respectively)		4,720	4,720,125
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 4/14/16 to be repurchased at $9,893,986, collateralized by Anheuser-Busch InBev Finance, Inc., 4.90% due at 2/01/46, par and fair value of USD 8,603,000 and $9,756,301, respectively)		9,893	9,893,450
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 4/22/16 to be repurchased at $5,880,343, collateralized by Occidental Petroleum Corp., 2.70% due at 2/15/23, par and fair value of USD 5,822,000 and $5,859,942, respectively)		5,880	5,880,220

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (m)
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 4/22/16 to be repurchased at $7,192,650, collateralized by Navient Corp., 8.00% due at 3/25/20, par and fair value of USD 6,850,000 and $7,192,500, respectively)	USD	7,193	$7,192,500
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 4/27/16 to be repurchased at $11,489,396, collateralized by EMC Corp., 2.65% due at 6/01/20, par and fair value of USD 12,094,000 and $11,326,539, respectively)		11,489	11,489,300
RBC Capital Markets, LLC, 0.15%, Open (n) (Purchased on 4/28/16 to be repurchased at $2,004,217, collateralized by Wells Fargo & Co., 4.90% due at 11/17/45, par and fair value of USD 1,822,000 and $1,970,063, respectively)		2,004	2,004,200

			1,688,782,635
Short-Term Securities		Shares	Value
Money Market Funds — 1.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (o)(p)		48,396,034	48,396,034
Total Short-Term Securities (Cost — $1,736,934,912) — 36.9%			1,737,178,669

Options Purchased			Value
(Cost — $10,215,867) — 0.2%			7,625,238
Total Investments Before Options Written, Borrowed Bonds and Investments Sold Short (Cost — $6,342,603,680*) — 132.3%			6,220,013,413

Options Written			Value
(Premiums Received — $893,718) — (0.0)%			(601,939)

Borrowed Bonds		Par (000)	Value
Corporate Bonds — (22.8)%
AbbVie, Inc., 3.60%, 5/14/25	USD	13,992	(14,661,097)
American Express Co., 4.90% (b)(f)		972	(874,800)
Anheuser-Busch InBev Finance, Inc.:
3.70%, 2/01/24		3,575	(3,832,264)
3.65%, 2/01/26		30,000	(31,622,850)
4.90%, 2/01/46		8,603	(9,756,301)
Argos Merger Sub, Inc., 7.13%, 3/15/23 (a)		5,000	(5,112,500)
Ashtead Capital, Inc., 5.63%, 10/01/24 (a)		4,000	(4,160,000)
Bank of America Corp.:
6.50% (b)(f)		14,527	(15,289,668)
4.88%, 4/01/44		10,000	(11,001,140)
Bank of Communications Co. Ltd., 5.00% (b)(f)		2,600	(2,610,660)
Bank of Nova Scotia, 4.50%, 12/16/25		30,000	(30,917,040)
BP Capital Markets PLC, 3.81%, 2/10/24		31,500	(33,529,451)
Calpine Corp., 5.38%, 1/15/23		6,105	(6,158,419)
Caterpillar, Inc., 3.40%, 5/15/24		15,000	(15,975,900)
CCO Safari II LLC, 6.48%, 10/23/45 (a)		15,000	(17,720,580)
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		1,700	(1,789,250)
CenturyLink, Inc., 7.50%, 4/01/24		6,350	(6,365,875)

18	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Borrowed Bonds		Par (000)	Value
Corporate Bonds (continued)
Chevron Corp., 3.19%, 6/24/23	USD	37,500	$(39,305,921)
Citigroup, Inc., 6.30% (b)(f)		10,400	(10,192,000)
ConocoPhillips Co.:
3.35%, 11/15/24		4,873	(4,883,224)
4.95%, 3/15/26		25,369	(28,042,360)
EMC Corp.:
2.65%, 6/01/20		12,094	(11,326,539)
3.38%, 6/01/23		7,040	(5,869,600)
Energy Transfer Partners LP, 4.75%, 1/15/26		15,000	(14,552,490)
Enterprise Products Operating LLC, 3.75%, 2/15/25		17,321	(17,872,778)
Exxon Mobil Corp.:
2.71%, 3/06/25		15,000	(15,302,505)
3.04%, 3/01/26		15,000	(15,535,515)
4.11%, 3/01/46		15,000	(15,980,445)
Frontier Communications Corp., 8.88%, 9/15/20 (a)		2,750	(2,911,563)
Goldman Sachs Group, Inc.:
5.70% (b)(f)		14,587	(14,204,091)
4.80%, 7/08/44		11,170	(11,997,206)
5.15%, 5/22/45		6,500	(6,683,586)
Grupo Antolin Dutch BV, 5.13%, 6/30/22	EUR	873	(1,061,711)
HCP, Inc., 4.00%, 6/01/25	USD	7,500	(7,420,943)
Health Care REIT, Inc., 4.00%, 6/01/25		6,527	(6,693,132)
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (a)		25,000	(25,947,475)
HSBC Holdings PLC, 5.63% (b)(f)		2,600	(2,515,500)
Infor U.S., Inc., 6.50%, 5/15/22		4,300	(3,968,943)
JPMorgan Chase & Co.:
6.75% (b)(f)		9,949	(11,007,076)
4.85%, 2/01/44		27,800	(32,068,384)
Kennametal, Inc., 3.88%, 2/15/22		437	(431,201)
Kinder Morgan, Inc.:
4.30%, 6/01/25		23,000	(22,797,255)
5.05%, 2/15/46		15,000	(13,318,080)
LifePoint Health, Inc., 5.50%, 12/01/21		2,150	(2,236,000)
LYB International Finance BV, 4.88%, 3/15/44		15,000	(15,664,815)
Marathon Oil Corp., 3.85%, 6/01/25		7,389	(6,601,783)
Merck & Co., Inc., 3.70%, 2/10/45		12,000	(12,270,936)
Micron Technology, Inc., 5.88%, 2/15/22		9,525	(8,405,813)
Molson Coors Brewing Co., 3.50%, 5/01/22		9,050	(9,314,351)
Morgan Stanley:
5.45% (f)		3,581	(3,410,903)
5.55% (b)(f)		7,500	(7,425,000)
6.38%, 7/24/42		6,190	(8,179,218)
Navient Corp., 8.00%, 3/25/20		6,850	(7,192,500)
Netflix, Inc., 5.50%, 2/15/22		5,160	(5,392,200)
Novartis Capital Corp., 4.00%, 11/20/45		12,000	(13,074,048)
Occidental Petroleum Corp., 2.70%, 2/15/23		5,822	(5,859,942)
PepsiCo, Inc.:
2.75%, 4/30/25		12,000	(12,361,152)
5.50%, 1/15/40		7,500	(9,297,930)
Perrigo Co. PLC, 4.00%, 11/15/23		3,500	(3,585,558)
Pfizer, Inc., 3.40%, 5/15/24		15,000	(16,232,925)
Philip Morris International, Inc., 2.75%, 2/25/26		7,920	(8,014,121)
Potash Corp. of Saskatchewan, Inc., 5.63%, 12/01/40		9,844	(11,502,724)
QUALCOMM, Inc., 3.45%, 5/20/25		13,000	(13,491,842)
Rackspace Hosting, Inc., 6.50%, 1/15/24 (a)		3,824	(3,780,980)
Rexel SA, 3.25%, 6/15/22	EUR	2,600	(3,036,688)
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	USD	18,950	(19,424,603)
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		10,787	(10,450,359)
Royal Bank of Canada, 2.15%, 3/15/19		40,316	(40,919,853)
Scientific Games International, Inc., 10.00%, 12/01/22		2,500	(2,066,250)

Borrowed Bonds		Par (000)	Value
Corporate Bonds (continued)
Seagate HDD, 4.75%, 6/01/23	USD	12,960	$(10,066,200)
Shell International Finance BV, 3.25%, 5/11/25		45,000	(46,543,860)
Sinclair Television Group, Inc., 5.88%, 3/15/26 (a)		7,050	(7,296,750)
Solvay SA, 1.63%, 12/02/22	EUR	2,600	(3,091,646)
Springleaf Finance Corp., 8.25%, 12/15/20	USD	3,000	(3,093,750)
Standard Chartered PLC, 5.70%, 3/26/44 (a)		2,924	(2,729,022)
Steel Dynamics, Inc., 5.50%, 10/01/24		2,125	(2,159,531)
Syngenta Finance NV, 1.88%, 11/02/21	EUR	700	(832,817)
Target Corp., 4.00%, 7/01/42	USD	20,000	(21,167,800)
Thomas Cook Finance PLC, 6.75%, 6/15/21	EUR	1,025	(1,203,024)
Time Warner, Inc., 3.60%, 7/15/25	USD	20,000	(20,891,580)
Total Capital International SA, 3.75%, 4/10/24		31,500	(33,928,304)
Ventas Realty LP, 3.50%, 2/01/25		15,000	(14,933,295)
Verizon Communications, Inc.:
3.50%, 11/01/24		34,100	(35,547,716)
6.55%, 9/15/43		7,140	(9,417,924)
Wal-Mart Stores, Inc., 4.30%, 4/22/44		15,000	(16,854,570)
Wells Fargo & Co.:
7.98% (b)(f)		24,465	(25,443,600)
4.90%, 11/17/45		1,822	(1,970,063)

			(1,069,631,264)
Foreign Agency Obligations — (0.8)%
Areva SA, 4.63%, 10/05/17	EUR	2,000	(2,331,333)
Industrial & Commercial Bank of China Ltd., 6.00% (b)(f)	USD	2,600	(2,692,893)
Statoil ASA:
3.70%, 3/01/24		24,000	(25,405,320)
3.25%, 11/10/24		7,500	(7,724,070)

			(38,153,616)
Foreign Government Obligations — (0.1)%
Federal Republic of Nigeria, 6.38%, 7/12/23		2,700	(2,517,048)
Republic of Ecuador, 7.95%, 6/20/24		3,000	(2,602,500)

			(5,119,548)
U.S. Treasury Obligations — (10.0)%
U.S. Treasury Notes:
1.00%, 3/15/19		64,145	(64,307,864)
1.25%, 3/31/21		300,822	(300,363,948)
1.63%, 2/15/26		107,484	(105,619,798)

			(470,291,610)
Total Borrowed Bonds (Proceeds — $1,536,712,971) — (33.7)%			(1,583,196,038)

Investments Sold Short		Shares	Value
Common Stocks — (0.7)%
Caterpillar, Inc.		52,425	(4,074,471)
Community Health Systems, Inc.		65,750	(1,254,510)
First Data Corp.		35,000	(398,650)
General Electric Co.		193,500	(5,950,125)
HCA Holdings, Inc.		9,000	(725,580)
Hewlett-Packard Co.		133,210	(1,634,487)
Intel Corp.		128,500	(3,890,980)
Mallinckrodt PLC		36,000	(2,250,720)
Marathon Oil Corp.		75,000	(1,056,750)
Micron Technology, Inc.		455,250	(4,893,937)
Tenet Healthcare Corp.		24,000	(760,560)
Teva Pharmaceutical Industries Ltd. — ADR		25,000	(1,361,250)

BLACKROCK FUNDS	APRIL 30, 2016	19

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Investments Sold Short	Shares	Value
Western Digital Corp.	124,000	$(5,067,260)

		(33,319,280)
Investment Companies — (0.6)%	Shares	Value
Industrial Select Sector SPDR Fund	20,000	(1,123,200)
iShares iBoxx $ High Yield Corporate Bond ETF (o)	285,000	(23,897,250)
Market Vectors Semiconductor ETF	15,000	(786,900)
Powershares QQQ Trust Series 1	51,600	(5,455,152)

		(31,262,502)

Value
Total Investments Sold Short (Proceeds — $66,032,951) — (1.3)%	$(64,581,782)
Total Investments Net of Options Written, Borrowed Bonds and Investments Sold Short — 97.3%	4,571,633,654
Other Assets Less Liabilities — 2.7%	128,916,891

Net Assets — 100.0%	$4,700,550,545

Notes to Schedule of Investments

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,348,541,535

Gross unrealized appreciation	$85,142,560
Gross unrealized depreciation	(213,670,682)

Net unrealized depreciation	$(128,528,122)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Zero-coupon bond.

(d)	Amount is less than $500.

(e)	Non-income producing security.

(f)	Perpetual security with no stated maturity date.

(g)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(h)	Restricted security as to resale, excluding 144a securities. As of period end, the Fund held restricted securities with a current value of $10,049 and an original cost of $10,049 which was 0.0% of its net assets.

(i)	Convertible security.

(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(k)	Issuer filed for bankruptcy and/or is in default of interest payments.

(l)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

(m)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(n)	The amount to be repurchased assumes the maturity will be the day after the period end.

(o)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Shares Purchased		Shares Sold	Shares Held at April 30, 2016	Value at April 30, 2016	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	—	48,396,034	[1]	—	48,396,034	$48,396,034	$762,159	$25,723
iShares iBoxx $ High Yield Corporate Bond ETF	—	440,000		(440,000)	—	—	92,543	(296,056)
Total						$48,396,034	$854,702	$(270,333)

[1]	Represents net shares purchased.

Affiliate	Shares Held at July 31, 2015	Shares Purchased	Shares Sold	Shares Held at April 30, 2016	Value at April 30, 2016	Expense	Realized Gain (Loss)
iShares iBoxx $ High Yield Corporate Bond ETF	(134,125)	1,606,625	(1,757,500)	(285,000)	$(23,897,250)	$(2,136,347)	$(888,175)
iShares U.S. Preferred Stock ETF	—	1,441,600	(1,441,600)	—	—	(175,008)	(490,623)
Total					$(23,897,250)	$(2,311,355)	$(1,378,798)

(p)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

20	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
437	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 163	May 2016	USD	760,592	$274,734
(492)	Euro-Bobl	June 2016	USD	73,716,622	304,860
(247)	Euro-Bund	June 2016	USD	45,784,317	150,312
(436)	Euro-Schatz	June 2016	USD	55,798,035	119,423
(139)	Long Gilt British	June 2016	USD	24,290,825	160,282
(26)	NASDAQ 100 E-Mini Index	June 2016	USD	2,252,380	84,683
(15)	S&P 500 E-Mini	June 2016	USD	1,544,325	(59,744)
(185)	U.S. Treasury Bonds (30 Year)	June 2016	USD	30,212,813	374,840
(10)	U.S. Treasury Notes (2 Year)	June 2016	USD	2,186,250	(2,044)
(507)	U.S. Treasury Notes (5 Year)	June 2016	USD	61,303,430	(416,530)
(301)	U.S. Treasury Notes (10 Year)	June 2016	USD	39,148,812	57,907
(213)	U.S. Ultra Treasury Bonds	June 2016	USD	36,496,219	437,305
(102)	U.S. Ultra Treasury Bonds (10 Year)	June 2016	USD	14,337,375	(61,733)
(62)	Euro Dollar	December 2016	USD	15,365,925	(76,817)
Total					$1,347,478

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	14,000,000	USD	15,968,344	Citibank N.A.	5/04/16	$64,785
EUR	20,000,000	USD	22,573,802	Citibank N.A.	5/04/16	330,668
EUR	40,000,000	USD	45,188,003	Citibank N.A.	5/04/16	620,937
EUR	588,750,000	USD	667,089,676	Citibank N.A.	5/04/16	7,160,661
GBP	91,380,000	USD	133,086,106	Citibank N.A.	5/04/16	435,846
USD	480,592	CNH	3,109,000	Standard Chartered Bank	5/04/16	1,398
USD	751,933,015	EUR	662,750,000	Citibank N.A.	5/04/16	(7,063,860)
USD	131,733,225	GBP	91,380,000	Citibank N.A.	5/04/16	(1,788,727)
USD	1,522,089	GBP	1,066,000	Morgan Stanley & Co. International PLC	5/04/16	(35,521)
USD	2,373,537	EUR	2,107,759	Goldman Sachs International	5/11/16	(40,815)
USD	478,519	CNH	3,109,000	Royal Bank of Scotland PLC	6/06/16	831
USD	667,707,856	EUR	588,750,000	Citibank N.A.	6/06/16	(7,229,173)
USD	133,094,239	GBP	91,380,000	Citibank N.A.	6/06/16	(439,748)
Total						$(7,982,718)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Apple Inc.	Call	5/20/16	USD	125.00	1,000	$1,500
CSX Corp.	Call	5/20/16	USD	27.00	500	46,250
EMC Corp.	Call	5/20/16	USD	27.00	4,000	66,000
Emerson Electric Co.	Call	5/20/16	USD	60.00	1,000	5,000
Energy Select Sector SPDR Fund	Call	5/20/16	USD	68.00	1,000	131,000
EURO STOXX 50 Index	Call	5/20/16	EUR	3,125.00	674	112,678
EURO STOXX 50 Index	Call	5/20/16	EUR	3,250.00	648	11,130
PayPal Holdings, Inc.	Call	5/20/16	USD	42.00	1,000	30,000
PowerShares QQQ Trust, Series 1 ETF	Call	5/20/16	USD	116.00	1,000	1,500

BLACKROCK FUNDS	APRIL 30, 2016	21

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR Dow Jones Industrial Average ETF	Call	5/20/16	USD	185.00	1,000	$6,000
United Technologies Corp.	Call	5/20/16	USD	110.00	1,000	11,000
CBOE Volatility index	Call	6/15/16	USD	23.00	3,250	430,625
Citigroup, Inc.	Call	6/17/16	USD	42.50	1,250	78,750
Microsoft Corp.	Call	6/17/16	USD	55.00	2,500	25,000
Xerox Corp.	Call	6/17/16	USD	11.00	1,250	3,750
Amazon.com, Inc.	Put	5/20/16	USD	575.00	150	12,675
EURO STOXX 50 Index	Put	5/20/16	EUR	2,950.00	483	243,900
Freeport-McMoRan, Inc.	Put	5/20/16	USD	8.00	1,000	3,500
Freeport-McMoRan, Inc.	Put	5/20/16	USD	7.00	500	1,000
Hewlett Packard Enterprise Co.	Put	5/20/16	USD	15.00	750	3,750
Industrial Select Sector SPDR Fund	Put	5/20/16	USD	52.00	1,000	11,000
Intel Corp.	Put	5/20/16	USD	30.00	1,500	98,250
Intel Corp.	Put	5/20/16	USD	31.00	1,000	123,000
iShares iBoxx $ High Yield Corporate Bond ETF	Put	5/20/16	USD	81.00	4,500	81,000
iShares MSCI Emerging Markets Index ETF	Put	5/20/16	USD	32.00	1,000	11,000
iShares Russell 2000 Index ETF	Put	5/20/16	USD	107.00	750	34,875
Mallinckrodt PLC	Put	5/20/16	USD	55.00	200	31,000
Micron Technology, Inc.	Put	5/20/16	USD	9.00	1,250	10,625
PowerShares QQQ Trust, Series 1 ETF	Put	5/20/16	USD	109.00	1,000	362,000
Qorvo, Inc.	Put	5/20/16	USD	35.00	150	4,875
S&P 500 Index	Put	5/20/16	USD	2,040.00	471	871,350
S&P 500 Index	Put	5/20/16	USD	2,025.00	13	19,045
SPDR S&P Oil & Gas Exploration & Production ETF	Put	5/20/16	USD	32.00	1,000	34,500
Teva Pharmaceutical Industries Ltd. — ADR	Put	5/20/16	USD	55.00	1,000	213,500
United Rentals, Inc.	Put	5/20/16	USD	55.00	500	5,000
Valeant Pharmaceuticals International, Inc.	Put	5/20/16	USD	15.00	500	3,250
Western Digital Corp.	Put	5/20/16	USD	41.00	1,000	205,500
iShares Russell 2000 Index ETF	Put	5/27/16	USD	107.00	1,000	67,000
Financial Select Sector SPDR Fund	Put	6/17/16	USD	22.00	3,000	81,000
Health Care SPDR ETF	Put	6/17/16	USD	68.00	1,000	114,500
iShares iBoxx $ High Yield Corporate Bond ETF	Put	6/17/16	USD	80.00	2,750	116,875
iShares iBoxx $ High Yield Corporate Bond ETF	Put	6/17/16	USD	82.00	1,500	133,500
iShares iBoxx $ High Yield Corporate Bond ETF	Put	6/17/16	USD	81.00	1,000	62,000
iShares iBoxx $ High Yield Corporate Bond ETF	Put	6/17/16	USD	78.00	750	15,750
iShares MSCI Emerging Markets Index ETF	Put	6/17/16	USD	32.00	1,000	37,000
iShares Russell 2000 Index ETF	Put	6/17/16	USD	108.00	1,000	151,500
S&P 500 Index	Put	6/17/16	USD	2,065.00	209	916,465
Southwestern Energy Co.	Put	6/17/16	USD	9.00	750	17,250
SPDR S&P Oil & Gas Exploration & Production ETF	Put	6/17/16	USD	32.00	1,000	87,000
Caterpillar, Inc.	Put	7/15/16	USD	60.00	1,000	35,000
Financial Select Sector SPDR Fund	Put	7/15/16	USD	22.00	5,000	210,000
Micron Technology, Inc.	Put	7/15/16	USD	9.00	4,000	168,000
Micron Technology, Inc.	Put	7/15/16	USD	8.00	1,000	22,500
Western Digital Corp.	Put	7/15/16	USD	35.00	2,500	392,500
Western Digital Corp.	Put	7/15/16	USD	40.00	500	170,000
Qorvo, Inc.	Put	8/19/16	USD	35.00	300	42,000
Micron Technology, Inc.	Put	10/21/16	USD	8.00	1,000	51,000
Total						$6,235,618

22	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Put	Deutsche Bank AG	6/17/16	USD	1.10	EUR	45,700	$134,177
GBP Currency	Put	Bank of America N.A.	6/27/16	USD	1.42	GBP	24,600	419,532
GBP Currency	Put	BNP Paribas S.A.	6/27/16	USD	1.40	GBP	17,900	231,022
GBP Currency	Put	Deutsche Bank AG	6/27/16	USD	1.40	GBP	8,900	114,865
GBP Currency	Put	JPMorgan Chase Bank N.A.	6/27/16	USD	1.42	GBP	16,500	281,394
EUR Currency	Put	Citibank N.A.	7/01/16	USD	1.10	EUR	27,500	135,778
Total								$1,316,768

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Citibank N.A.	Put	2.05%	Pay	3-month LIBOR	5/23/16	USD	30,000	$4,152
5-Year Interest Rate Swap	Citibank N.A.	Put	1.60%	Pay	3-month LIBOR	5/23/16	USD	80,000	7,160
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.30%	Pay	3-month LIBOR	7/26/16	USD	39,500	44,119
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.90%	Pay	3-month LIBOR	7/26/16	USD	35,500	17,421
Total									$72,852

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
PayPal Holdings, Inc.	Call	5/20/16	USD	45.00	1,000	$(7,500)
Freeport-McMoRan, Inc.	Put	5/20/16	USD	6.00	1,000	(2,500)
Intel Corp.	Put	5/20/16	USD	29.00	1,000	(32,000)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	5/20/16	USD	78.00	3,000	(30,000)
iShares MSCI Emerging Markets Index ETF	Put	5/20/16	USD	29.00	1,000	(3,500)
iShares Russell 2000 Index ETF	Put	5/20/16	USD	101.00	750	(8,250)
PowerShares QQQ Trust, Series 1 ETF	Put	5/20/16	USD	102.00	1,000	(69,000)
Teva Pharmaceutical Industries Ltd. — ADR	Put	5/20/16	USD	50.00	1,000	(51,000)
Western Digital Corp.	Put	5/20/16	USD	38.00	1,000	(90,500)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	6/17/16	USD	76.00	1,000	(11,000)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	6/17/16	USD	77.00	1,000	(16,500)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	6/17/16	USD	79.00	1,500	(44,250)
Southwestern Energy Co.	Put	6/17/16	USD	7.00	750	(3,750)
SPDR S&P Oil & Gas Exploration & Production ETF	Put	6/17/16	USD	28.00	1,000	(22,000)
Total						$(391,750)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Notional Amount (000)	Value
EUR Currency	Put	Citibank N.A.	5/27/16	USD 1.10	EUR 27,500	$(11,317)

OTC Credit Default Swaptions Written

Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount (000)[2]		Value
Sold protection on 5-Year Credit Default Swaps	BNP Paribas S.A.	Call	275.00%	Receive	iTraxx Crossover Series 25 Version 1	B+	5/18/16	EUR	52,700	$(24,117)

BLACKROCK FUNDS	APRIL 30, 2016	23

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount (000)[2]		Value
Sold protection on 5-Year Credit Default Swaps	Goldman Sachs International	Call	300.00%	Receive	iTraxx Crossover Series 25 Version 1	B+	5/18/16	EUR	52,700	$(174,755)
Total										$(198,872)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx Crossover Series 24 Version 1	5.00%	12/20/20	EUR	25,800	$(39,201)
iTraxx Europe Crossover Series 25 Version 1	5.00%	6/20/21	EUR	68,700	352,935
CDX.NA.HY Series 26 Version 1	5.00%	6/20/21	USD	18,750	(24,108)
Total					$289,626

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iTraxx Europe Series 21 Version 1	1.00%	6/20/19	BBB+	EUR	22,298	$25,065
CDX.NA.IG Series 24 Version 1	1.00%	6/20/20	BBB+	USD	7,889	31,025
iTraxx Europe Series 23 Version 1	1.00%	6/20/20	BBB+	EUR	15,348	(41,232)
CDX.NA.IG Series 26 Version 1	1.00%	6/20/21	BBB+	USD	181,820	325,380
Total						$340,238

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.81%[1]	3-month LIBOR	9/23/16	USD	5,000	$(1,829)
1.03%[1]	3-month LIBOR	4/07/17	USD	8,000	(19,774)
1.01%[1]	3-month LIBOR	4/28/17	USD	9,000	(20,627)
0.92%[1]	3-month LIBOR	5/16/17	USD	5,000	(21,417)
1.03%[1]	3-month LIBOR	6/16/17	USD	3,000	(15,950)
1.30%[1]	3-month LIBOR	9/23/17	USD	3,250	(22,500)
1.10%[1]	3-month LIBOR	1/26/18	USD	5,700	(37,080)
1.02%[1]	3-month LIBOR	1/30/18	USD	12,000	(39,924)
1.25%[2]	3-month LIBOR	2/13/18	USD	3,660	28,404
1.24%[1]	3-month LIBOR	5/14/18	USD	4,000	(43,482)
1.22%[1]	3-month LIBOR	8/14/18	USD	6,300	(46,125)
1.89%[1]	3-month LIBOR	9/11/19	USD	5,000	(143,645)
1.99%[1]	3-month LIBOR	9/23/19	USD	7,500	(240,343)
1.78%[1]	3-month LIBOR	12/23/19	USD	6,000	(179,131)
1.44%[2]	3-month LIBOR	1/22/20	USD	2,790	44,242
1.44%[1]	3-month LIBOR	1/22/20	USD	2,480	(39,515)
1.67%[1]	3-month LIBOR	2/13/20	USD	1,930	(43,893)
1.69%[1]	3-month LIBOR	2/20/20	USD	4,000	(92,571)
1.69%[1]	3-month LIBOR	5/29/20	USD	6,000	(164,430)
1.92%[1]	3-month LIBOR	6/12/20	USD	4,000	(148,737)
1.54%[1]	3-month LIBOR	11/04/20	USD	9,000	(193,705)
2.38%[1]	3-month LIBOR	9/23/21	USD	1,000	(59,129)

24	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.91%[1]	3-month LIBOR	2/13/22	USD	2,080	$(72,603)
1.80%[1]	3-month LIBOR	4/02/22	USD	3,000	(79,963)
1.38%	3-month LIBOR	2/18/23	USD	41,745	94,720
1.92%[1]	3-month LIBOR	1/22/25	USD	4,230	(131,646)
1.92%[1]	3-month LIBOR	1/22/25	USD	920	(28,672)
2.01%[1]	3-month LIBOR	10/23/25	USD	8,200	(256,414)
2.10%[1]	3-month LIBOR	11/02/25	USD	1,500	(72,913)
Total					$(2,048,652)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	USD	4,000	$(26,755)	$11,945	$(38,700)
CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley Capital Services LLC	12/20/16	USD	1,000	(6,689)	136	(6,825)
Numericable -SFR SAS	5.00%	Citibank N.A.	12/20/16	EUR	4,160	(162,968)	(123,294)	(39,674)
Stena AB	5.00%	Credit Suisse International	12/20/16	EUR	4,100	(119,345)	(57,969)	(61,376)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	500	(4,277)	16,627	(20,904)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,750	(57,669)	156,027	(213,696)
Genworth Holdings, Inc.	1.00%	Citibank N.A.	6/20/18	USD	9,000	844,162	338,396	505,766
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,612	151,198	59,095	92,103
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,611	151,105	58,462	92,643
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,540	144,445	68,490	75,955
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	10,350	(854,830)	658,455	(1,513,285)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	6,590	(19,217)	50,570	(69,787)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	7,125	(20,777)	61,924	(82,701)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	7,135	(20,807)	47,610	(68,417)
Dow Chemical Co.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(98,411)	(11,092)	(87,319)
Abbott Laboratories	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	15,000	(319,837)	(269,934)	(49,903)
Cardinal Health, Inc.	1.00%	Barclays Bank PLC	12/20/18	USD	15,000	(372,585)	(234,272)	(138,313)
Dell, Inc.	1.00%	Goldman Sachs Bank USA	12/20/18	USD	4,000	158,546	55,013	103,533
Dell, Inc.	1.00%	Goldman Sachs International	12/20/18	USD	2,000	79,274	27,509	51,765
International Business Machines Corp.	1.00%	Goldman Sachs International	12/20/18	USD	15,000	(307,703)	(234,272)	(73,431)
iTraxx Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	17,690	(273,198)	(65,531)	(207,667)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	37,890	(585,160)	(137,613)	(447,547)
Microsoft Corp.	1.00%	Credit Suisse International	12/20/18	USD	11,841	(281,063)	(178,597)	(102,466)
Microsoft Corp.	1.00%	Goldman Sachs International	12/20/18	USD	3,159	(74,979)	(48,504)	(26,475)
Sony Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	JPY	2,000,000	(420,615)	777,696	(1,198,311)
Federal Republic of Brazil	1.00%	Bank of America N.A.	6/20/19	USD	14,735	508,323	362,282	146,041
Radian Group, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	8,750	(822,843)	(651,344)	(171,499)
Radian Group, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	6,600	(620,658)	(503,154)	(117,504)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	12,875	354,075	256,680	97,395
Ally Financial, Inc.	5.00%	Credit Suisse International	12/20/19	USD	2,500	(252,836)	(275,421)	22,585
Lennar Corp.	5.00%	Goldman Sachs International	12/20/19	USD	4,000	(523,379)	(385,495)	(137,884)
Navient Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	USD	2,000	210,389	98,758	111,631
Southwest Airlines Co.	1.00%	Credit Suisse International	12/20/19	USD	10,000	(228,323)	(120,594)	(107,729)

BLACKROCK FUNDS	APRIL 30, 2016	25

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
AT&T Inc.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	30,000	$(368,264)	$(375,483)	$7,219
Genworth Holdings, Inc.	1.00%	Citibank N.A.	3/20/20	USD	5,195	1,165,018	600,262	564,756
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	USD	5,083	1,139,901	600,640	539,261
Raytheon Co.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	15,555	(526,302)	(487,364)	(38,938)
Raytheon Co.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	15,485	(523,934)	(485,025)	(38,909)
Ally Financial, Inc.	5.00%	Citibank N.A.	6/20/20	USD	3,900	(417,930)	(454,801)	36,871
Boston Scientific Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	15,000	(417,233)	(296,567)	(120,666)
Genworth Holdings, Inc.	1.00%	Citibank N.A.	6/20/20	USD	808	195,070	77,733	117,337
Genworth Holdings, Inc.	1.00%	Goldman Sachs International	6/20/20	USD	1,112	268,462	101,048	167,414
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	706	170,445	69,299	101,146
Anthem, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/20	USD	18,155	(450,516)	(263,365)	(187,151)
Genworth Holdings, Inc.	1.00%	Goldman Sachs International	9/20/20	USD	8,425	2,149,325	723,748	1,425,577
Motorola Solutions, Inc.	1.00%	Bank of America N.A.	9/20/20	USD	4,625	3,841	121,212	(117,371)
Motorola Solutions, Inc.	1.00%	Barclays Bank PLC	9/20/20	USD	650	540	17,035	(16,495)
Navient Corp.	5.00%	Citibank N.A.	9/20/20	USD	2,000	(22,953)	13,242	(36,195)
Textron, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/20	USD	8,000	(91,279)	(42,426)	(48,853)
AT&T Inc.	1.00%	Credit Suisse International	12/20/20	USD	10,000	(65,236)	87,970	(153,206)
Banco Comercial Portugues SA	5.00%	BNP Paribas S.A.	12/20/20	EUR	1,284	812	(20,988)	21,800
Bank of America N.A.	1.00%	Goldman Sachs International	12/20/20	USD	40,000	(362,397)	(101,502)	(260,895)
Bank of America N.A.	1.00%	Goldman Sachs International	12/20/20	USD	24,500	(221,968)	(171,350)	(50,618)
BNP Paribas S.A.	1.00%	Citibank N.A.	12/20/20	EUR	4,133	(74,516)	(38,986)	(35,530)
Cable & Wireless Ltd.	5.00%	Bank of America N.A.	12/20/20	EUR	314	(49,436)	(38,715)	(10,721)
Cable & Wireless Ltd.	5.00%	Barclays Bank PLC	12/20/20	EUR	2,306	(362,535)	(278,048)	(84,487)
Clariant AG	1.00%	Barclays Bank PLC	12/20/20	EUR	205	(2,354)	2,811	(5,165)
Clariant AG	1.00%	Barclays Bank PLC	12/20/20	EUR	204	(2,341)	2,798	(5,139)
Clariant AG	1.00%	Barclays Bank PLC	12/20/20	EUR	204	(2,341)	2,798	(5,139)
Clariant AG	1.00%	Barclays Bank PLC	12/20/20	EUR	204	(2,342)	2,990	(5,332)
Clariant AG	1.00%	BNP Paribas S.A.	12/20/20	EUR	1,225	(14,064)	20,872	(34,936)
Clariant AG	1.00%	BNP Paribas S.A.	12/20/20	EUR	408	(4,684)	2,040	(6,724)
Credit Suisse Group Funding Guernsey Ltd.	1.00%	Goldman Sachs International	12/20/20	EUR	3,400	34,129	14,056	20,073
HCA, Inc.	5.00%	Barclays Bank PLC	12/20/20	USD	6,000	(904,914)	(644,887)	(260,027)
Iberdrola International BV	1.00%	Barclays Bank PLC	12/20/20	EUR	720	(13,239)	2,617	(15,856)
Iberdrola International BV	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	2,880	(57,949)	7,580	(65,529)
ITV PLC	5.00%	Barclays Bank PLC	12/20/20	EUR	1,140	(236,968)	(204,274)	(32,694)
ITV PLC	5.00%	BNP Paribas S.A.	12/20/20	EUR	830	(172,529)	(151,699)	(20,830)
ITV PLC	5.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	1,130	(234,889)	(205,758)	(29,131)
Ladbrokes PLC	1.00%	Citibank N.A.	12/20/20	EUR	417	32,471	27,739	4,732
Lanxess AG	1.00%	Bank of America N.A.	12/20/20	EUR	129	(2,172)	1,583	(3,755)
Lanxess AG	1.00%	Barclays Bank PLC	12/20/20	EUR	661	(14,604)	(1,275)	(13,329)
Lanxess AG	1.00%	Citibank N.A.	12/20/20	EUR	1,968	(43,481)	36,875	(80,356)
Lanxess AG	1.00%	Citibank N.A.	12/20/20	EUR	1,144	(25,276)	(3,282)	(21,994)
Lanxess AG	1.00%	Citibank N.A.	12/20/20	EUR	995	(21,984)	10,222	(32,206)
Lanxess AG	1.00%	Goldman Sachs International	12/20/20	EUR	1,966	(43,437)	37,810	(81,247)
Lanxess AG	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	1,966	(43,437)	39,994	(83,431)
Lanxess AG	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	1,682	(37,162)	28,668	(65,830)
Lanxess AG	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	1,682	(37,162)	28,668	(65,830)
Macquarie Bank Ltd.	1.00%	Deutsche Bank AG	12/20/20	USD	3,400	87,354	248,629	(161,275)
Melia Hotels International SA	5.00%	Citibank N.A.	12/20/20	EUR	1,250	(260,157)	(222,386)	(37,771)

26	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Melia Hotels International SA	5.00%	Citibank N.A.	12/20/20	EUR	890	$(185,231)	$(168,448)	$(16,783)
Melia Hotels International SA	5.00%	Goldman Sachs International	12/20/20	EUR	2,145	(446,429)	(397,082)	(49,347)
Monitchem HoldCo 3 SA	5.00%	Credit Suisse International	12/20/20	EUR	1,743	(209,502)	(143,726)	(65,776)
Monitchem HoldCo 3 SA	5.00%	Credit Suisse International	12/20/20	EUR	1,307	(157,127)	(105,905)	(51,222)
Monitchem HoldCo 3 SA	5.00%	Goldman Sachs International	12/20/20	EUR	1,320	(158,672)	(50,721)	(107,951)
Morgan Stanley	1.00%	Goldman Sachs International	12/20/20	USD	16,900	(87,297)	451,125	(538,422)
Motorola Solutions, Inc.	1.00%	Goldman Sachs International	12/20/20	USD	6,870	37,568	153,463	(115,895)
Motorola Solutions, Inc.	1.00%	Goldman Sachs International	12/20/20	USD	3,155	17,253	54,746	(37,493)
Motorola Solutions, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	6,000	32,811	191,506	(158,695)
New Look	5.00%	Credit Suisse International	12/20/20	EUR	1,400	(27,313)	(22,678)	(4,635)
New Look	5.00%	Credit Suisse International	12/20/20	EUR	400	(7,803)	(8,286)	483
People’s Republic of China	1.00%	Citibank N.A.	12/20/20	USD	19,600	113,869	406,935	(293,066)
People’s Republic of China	1.00%	Goldman Sachs International	12/20/20	USD	10,000	58,097	132,781	(74,684)
Repsol SA	1.00%	Goldman Sachs International	12/20/20	EUR	2,400	95,419	349,707	(254,288)
Repsol SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	1,200	47,709	142,948	(95,239)
Sprint Nextel Corp.	5.00%	Goldman Sachs International	12/20/20	USD	4,600	827,704	1,482,492	(654,788)
Statoil ASA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	2,500	(70,188)	29,342	(99,530)
STMicroelectronics NV	1.00%	Bank of America N.A.	12/20/20	EUR	970	23,883	7,214	16,669
STMicroelectronics NV	1.00%	Barclays Bank PLC	12/20/20	EUR	1,106	26,569	11,424	15,145
STMicroelectronics NV	1.00%	Citibank N.A.	12/20/20	EUR	2,080	49,442	20,483	28,959
VF Corp.	1.00%	BNP Paribas S.A.	12/20/20	USD	3,435	(83,871)	(73,751)	(10,120)
21st Century Fox America, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	20,000	(608,999)	(544,351)	(64,648)
American Express Co.	1.00%	Citibank N.A.	6/20/21	USD	20,000	(547,377)	(493,689)	(53,688)
Arrow Electronics, Inc.	1.00%	Bank of America N.A.	6/20/21	USD	8,500	(60,059)	(19,485)	(40,574)
Arrow Electronics, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	12,500	(111,963)	(169,907)	57,944
Avnet, Inc.	1.00%	Barclays Bank PLC	6/20/21	USD	24,500	(219,569)	(345,180)	125,611
Bank of America Corp.	1.00%	Goldman Sachs International	6/20/21	USD	20,000	(125,320)	39,756	(165,076)
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	17,500	(235,800)	(65,668)	(170,132)
Citigroup, Inc.	1.00%	Goldman Sachs International	6/20/21	USD	20,000	(122,900)	15,605	(138,505)
Expedia, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	4,400	54,870	57,581	(2,711)
Federation of Malaysia	1.00%	Citibank N.A.	6/20/21	USD	805	23,874	22,917	957
Federation of Malaysia	1.00%	Deutsche Bank AG	6/20/21	USD	820	24,304	25,910	(1,606)
Federation of Malaysia	1.00%	HSBC Bank PLC	6/20/21	USD	1,203	35,664	36,175	(511)
Federation of Malaysia	1.00%	UBS AG	6/20/21	USD	369	10,936	12,330	(1,394)
Goldman Sachs Group, Inc.	1.00%	Bank of America N.A.	6/20/21	USD	20,000	(14,550)	154,963	(169,513)
Haliburton Co.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	3,960	88	550	(462)
Haliburton Co.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	USD	20,406	(22,694)	1,111	(23,805)
Hewlett-Packard Co.	1.00%	Credit Suisse International	6/20/21	USD	10,000	401,819	308,508	93,311
Hewlett-Packard Co.	1.00%	Goldman Sachs International	6/20/21	USD	10,000	401,820	331,301	70,519
Hewlett-Packard Co.	1.00%	Goldman Sachs International	6/20/21	USD	8,500	341,547	281,606	59,941

BLACKROCK FUNDS	APRIL 30, 2016	27

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Hewlett-Packard Co.	1.00%	Goldman Sachs International	6/20/21	USD	5,500	$231,951	$268,899	$ (36,948)
Hewlett-Packard Co.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	USD	13,500	542,457	584,422	(41,965)
Home Depot, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	15,000	(554,000)	(545,642)	(8,358)
JPMorgan Chase & Co.	1.00%	Bank of America N.A.	6/20/21	USD	10,551	(157,257)	(128,105)	(29,152)
JPMorgan Chase & Co.	1.00%	Goldman Sachs International	6/20/21	USD	37,428	(557,869)	(428,176)	(129,693)
Kohl’s Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	50,000	2,476,068	1,647,229	828,839
Ladbrokes Group Finance PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	1,545	149,941	134,084	15,857
Loews Corp.	1.00%	Citibank N.A.	6/20/21	USD	20,000	(645,793)	(605,434)	(40,359)
Loews Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	15,000	(577,168)	(561,899)	(15,269)
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	6/20/21	EUR	2,934	(132,076)	162,317	(294,393)
Marks & Spencer PLC	1.00%	Barclays Bank PLC	6/20/21	EUR	4,800	85,391	138,415	(53,024)
Marriott International, Inc.	1.00%	Goldman Sachs International	6/20/21	USD	7,615	(157,568)	(111,641)	(45,927)
Marriott International, Inc.	1.00%	Goldman Sachs International	6/20/21	USD	7,385	(152,809)	(108,269)	(44,540)
MetLife, Inc.	1.00%	Citibank N.A.	6/20/21	USD	30,365	309,827	494,270	(184,443)
Morgan Stanley	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	20,000	(31,550)	126,273	(157,823)
New Look Senior Issuer PLC	5.00%	Goldman Sachs International	6/20/21	EUR	2,100	(3,036)	(11,525)	8,489
Nordstrom, Inc.	1.00%	BNP Paribas S.A.	6/20/21	USD	15,000	284,238	190,470	93,768
Omnicom Group, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	11,111	(358,891)	(319,373)	(39,518)
Penerbangan Malaysia Bhd	1.00%	HSBC Bank PLC	6/20/21	USD	1,804	53,497	53,866	(369)
Prudential Financial, Inc.	1.00%	Citibank N.A.	6/20/21	USD	16,792	138,405	249,617	(111,212)
Prudential Financial, Inc.	1.00%	Citibank N.A.	6/20/21	USD	7,670	63,218	129,352	(66,134)
Prudential Financial, Inc.	1.00%	Goldman Sachs International	6/20/21	USD	5,413	44,616	85,565	(40,949)
Prudential Financial, Inc.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	USD	2,330	19,204	31,598	(12,394)
Standard Chartered Bank	1.00%	Goldman Sachs International	6/20/21	EUR	3,590	277,998	401,904	(123,906)
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	15,578	992,322	928,434	63,888
Target Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	15,000	(567,686)	(530,959)	(36,727)
Techem GmbH	5.00%	Credit Suisse International	6/20/21	EUR	1,530	(321,659)	(296,696)	(24,963)
Techem GmbH	5.00%	Credit Suisse International	6/20/21	EUR	1,020	(214,438)	(202,059)	(12,379)
Time Warner, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	35,000	(597,452)	(461,018)	(136,434)
Verizon Communications, Inc.	1.00%	Credit Suisse International	6/20/21	USD	9,348	(207,638)	(162,661)	(44,977)
Verizon Communications, Inc.	1.00%	Credit Suisse International	6/20/21	USD	4,093	(90,905)	(71,214)	(19,691)
Verizon Communications, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	25,424	(564,703)	(448,729)	(115,974)
Verizon Communications, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	11,135	(247,313)	(196,522)	(50,791)
Viacom, Inc.	1.00%	Bank of America N.A.	6/20/21	USD	7,500	184,604	432,328	(247,724)
Walt Disney Co.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	20,000	(748,521)	(697,654)	(50,867)
Wells Fargo & Co.	1.00%	Goldman Sachs International	6/20/21	USD	30,000	(633,258)	(529,489)	(103,769)
Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	7,640	169,158	235,143	(65,985)
Xerox Corp.	1.00%	Barclays Bank PLC	6/20/21	USD	4,600	379,067	363,355	15,712
Xerox Corp.	1.00%	Credit Suisse International	6/20/21	USD	4,400	362,586	309,198	53,388
Xerox Corp.	1.00%	Goldman Sachs International	6/20/21	USD	4,400	362,586	310,065	52,521

28	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
		Goldman Sachs
Xerox Corp.	1.00%	International	6/20/21	USD	4,400	$362,586	$310,935	$51,651
XLIT Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	15,000	(445,919)	(400,651)	(45,268)
Total						$(6,113,231)	$1,134,972	$(7,248,203)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	BBB+	USD	5,000	$33,445	$(12,154)	$ 45,599
SAS AB	5.00%	Goldman Sachs International	12/20/17	Not Rated	EUR	1,325	(29,715)	(47,392)	17,677
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	5,050	64,279	(132,440)	196,719
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	59	505	(1,787)	2,292
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	14,150	1,765,006	1,998,750	(233,744)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	20,210	2,520,903	2,828,965	(308,062)
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	10,120	1,262,323	1,423,037	(160,714)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	2,950	303,153	379,905	(76,752)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	2,950	303,154	387,286	(84,132)
SAS AB	5.00%	Goldman Sachs International	6/20/19	Not Rated	EUR	4,890	(355,652)	(439,528)	83,876
Hertz Corp.	5.00%	Barclays Bank PLC	6/20/20	B	USD	2,000	69,920	89,675	(19,755)
Hertz Corp.	5.00%	Goldman Sachs International	6/20/20	B	USD	2,000	69,920	102,316	(32,396)
Teva Pharmaceutical Industries Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	BBB+	USD	15,000	196,270	86,719	109,551
iTraxx Asia ex-Japan IG Series 24 Version 1	1.00%	Goldman Sachs International	12/20/20	A-	USD	3,750	(31,892)	(97,185)	65,293
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	1,750	(53,193)	(113,997)	60,804
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	BB+	USD	4,000	(121,584)	(235,793)	114,209
Republic of Indonesia	1.00%	HSBC Bank PLC	12/20/20	BB+	USD	3,750	(113,985)	(237,033)	123,048
Tesco PLC	1.00%	Barclays Bank PLC	12/20/20	BB+	EUR	2,400	(153,682)	(214,451)	60,769
Anadarko Petroleum Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	BBB	USD	11,041	(703,743)	(933,632)	229,889
Apache Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	BBB	USD	11,041	(269,737)	(426,332)	156,595
Community Health Systems, Inc.	5.00%	Goldman Sachs International	6/20/21	B-	USD	7,800	(565,031)	(696,306)	131,275
Dell, Inc.	1.00%	Barclays Bank PLC	6/20/21	BB+	USD	5,000	(937,583)	(914,521)	(23,062)
Dell, Inc.	1.00%	Barclays Bank PLC	6/20/21	BB+	USD	2,500	(468,792)	(414,485)	(54,307)
Dell, Inc.	1.00%	Goldman Sachs International	6/20/21	BB+	USD	4,200	(787,570)	(709,378)	(78,192)
Dell, Inc.	1.00%	Goldman Sachs International	6/20/21	BB+	USD	1,700	(318,779)	(311,746)	(7,033)
Dell, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	BB+	USD	4,300	(806,322)	(779,315)	(27,007)
Dell, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	BB+	USD	2,600	(487,543)	(439,929)	(47,614)
Dell, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	BB+	USD	1,700	(318,779)	(260,880)	(57,899)
Devon Energy Corp.	1.00%	Barclays Bank PLC	6/20/21	BBB	USD	490	(43,937)	(96,253)	52,316
Devon Energy Corp.	1.00%	BNP Paribas S.A.	6/20/21	BBB	USD	639	(57,298)	(127,226)	69,928
Devon Energy Corp.	1.00%	Credit Suisse International	6/20/21	BBB	USD	639	(57,297)	(124,115)	66,818
Devon Energy Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	BBB	USD	1,276	(114,416)	(164,188)	49,772

BLACKROCK FUNDS	APRIL 30, 2016	29

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Devon Energy Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	BBB	USD	354	$(31,742)	$(68,883)	$ 37,141
Devon Energy Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	BBB	USD	10,931	(980,152)	(1,648,759)	668,607
Devon Energy Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	BBB	USD	966	(86,619)	(183,152)	96,533
Devon Energy Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	BBB	USD	276	(24,748)	(41,630)	16,882
EDP — Energias de Portugal SA	5.00%	Bank of America N.A.	6/20/21	BB+	EUR	825	154,780	128,508	26,272
EDP — Energias de Portugal SA	5.00%	Citibank N.A.	6/20/21	BB+	EUR	1,650	309,413	262,878	46,535
EDP — Energias de Portugal SA	5.00%	Goldman Sachs International	6/20/21	BB+	EUR	825	154,705	137,475	17,230
Fiat Finance North America, Inc.	5.00%	Citibank N.A.	6/20/21	BB	EUR	1,221	108,509	101,962	6,547
Fiat Finance North America, Inc.	5.00%	Citibank N.A.	6/20/21	BB	EUR	1,221	108,509	101,962	6,547
Fiat Finance North America, Inc.	5.00%	Citibank N.A.	6/20/21	BB	EUR	1,221	108,509	101,962	6,547
First Data Corp.	5.00%	Citibank N.A.	6/20/21	B	USD	5,200	351,751	255,193	96,558
Hertz Corp.	5.00%	Citibank N.A.	6/20/21	B	USD	6,000	(101,549)	(159,489)	57,940
Hertz Corp.	5.00%	JPMorgan Chase Bank N.A.	6/20/21	B	USD	5,900	(99,856)	(145,299)	45,443
Telecom Italia SpA	1.00%	BNP Paribas S.A.	6/20/21	BB+	EUR	4,800	(165,122)	(209,421)	44,299
Tenet Healthcare Corp.	5.00%	Goldman Sachs International	6/20/21	CCC+	USD	4,350	(702)	(64,039)	63,337
Tenet Healthcare Corp.	5.00%	Goldman Sachs International	6/20/21	CCC+	USD	3,400	(550)	(55,708)	55,158
Tesco PLC	1.00%	BNP Paribas S.A.	6/20/21	BB+	EUR	1,650	(133,378)	(160,713)	27,335
Tesco PLC	1.00%	Credit Suisse International	6/20/21	BB+	EUR	1,650	(133,378)	(160,367)	26,989
United Rentals (North American), Inc.	5.00%	Barclays Bank PLC	6/20/21	BB-	USD	2,500	209,427	164,921	44,506
United Rentals (North American), Inc.	5.00%	Citibank N.A.	6/20/21	BB-	USD	3,400	284,821	189,917	94,904
United Rentals (North American), Inc.	5.00%	Goldman Sachs International	6/20/21	BB-	USD	2,500	209,427	162,804	46,623
United Rentals (North American), Inc.	5.00%	Goldman Sachs International	6/20/21	BB-	USD	2,500	209,427	185,892	23,535
United Rentals (North American), Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/21	BB-	USD	2,500	209,427	167,417	42,010
United Rentals (North American), Inc.	5.00%	Morgan Stanley Capital Services LLC	6/20/21	BB-	USD	1,700	142,411	126,474	15,937
Weatherford International LLC	1.00%	Goldman Sachs International	6/20/21	BB+	USD	15,000	(3,110,327)	(3,502,384)	392,057
Weatherford International LLC	1.00%	Goldman Sachs International	6/20/21	BB+	USD	15,000	(3,110,326)	(2,984,913)	(125,413)
Wind Acquisition Finance SA	5.00%	Goldman Sachs International	6/20/21	B	EUR	1,101	(33,160)	43,069	(76,229)
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	4,035	(67,373)	(222,876)	155,503
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	4,350	(72,633)	(253,746)	181,113
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	4,350	(72,633)	(235,778)	163,145
Total							$(5,870,784)	$(8,600,136)	$2,729,352

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

30	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

OTC Total Return Swaps

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Depreciation
PowerShares QQQ Trust Series 1	3-month LIBOR[1]	Bank of America N.A.	2/26/17	25,500	$(64,502)	—	$(64,502)

[1]	Fund pays the total return of the reference entity and receives the floating rate.

OTC Total Return Swaps1

Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Depreciation	Net Value of Reference Entity
Equity Securities Long/Short:	Bank of America N.A.	4/07/17-4/10/17	USD 4,934,437	$(113,819)[2]	$4,753,048

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The InterContinental Exchange LIBOR USD 1-Week is the specified benchmark used in determining the variable rate of interest.

[2]	Amount includes $67,570 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of period end, expiration dates 4/07/17-4/10/17:

	Shares	Value
Reference Entity — Long
Eurobank Ergasias SA	2,850,347	$2,405,226
Hellenic Telecommunications Organization SA	579,648	5,643,108
Ladbrokes PLC	1,418,938	2,434,474
Numericable-SFR SAS	97,314	3,188,438
Smurfit Kappa Group PLC	94,535	2,505,851
Total Reference Entity — Long		16,177,097

	Shares	Value
Reference Entity — Short
Anglo American PLC	(326,995)	$(3,657,540)
APERAM SA	(130,373)	(5,132,476)
Banco Bilbao Vizcaya Argentaria Rights	(176,684)	(26,503)
Banco Bilbao Vizcaya Argentaria SA	(176,684)	(1,214,144)
Banco Popular Espanol SA	(511,017)	(1,393,386)
Total Reference Entity — Short		(11,424,049)
Net Value of Reference Entity — Bank of America N.A.		$ 4,753,048

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	APRIL 30, 2016	31

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$361,106,097	$47,843,461	$408,949,558
Common Stocks	$43,770,831	—	1,370,962	45,141,793
Corporate Bonds	—	2,690,548,213	14,356,251	2,704,904,464
Floating Rate Loan Interests	—	499,587,161	39,415,690	539,002,851
Foreign Agency Obligations	—	45,567,752	—	45,567,752
Foreign Government Obligations	—	71,016,565	—	71,016,565
Investment Companies	1,755,260	—	—	1,755,260
Non-Agency Mortgage-Backed Securities	—	96,709,560	—	96,709,560
Preferred Securities	63,025,479	323,372,417	1,509,614	387,907,510
U.S. Treasury Obligations	—	174,254,193	—	174,254,193
Short-Term Securities:
Borrowed Bond Agreements	—	1,688,782,635	—	1,688,782,635
Money Market Funds	48,396,034	—	—	48,396,034
Options Purchased:
Equity Contracts	6,235,618	—	—	6,235,618
Interest Rate Contracts	—	72,852	—	72,852
Foreign Currency Exchange Contracts	—	1,316,768	—	1,316,768
Liabilities:
Investments:
Borrowed Bonds	—	(1,583,196,038)	—	(1,583,196,038)
Investments Sold Short	(64,581,782)	—	—	(64,581,782)

Total	$98,601,440	$4,369,138,175	$104,495,978	$4,572,235,593

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$10,835,323	—	$10,835,323
Equity contracts	$84,683	—	—	84,683
Foreign currency exchange contracts	—	8,615,126	—	8,615,126
Interest rate contracts	1,879,663	167,366	—	2,047,029
Liabilities:
Credit contracts	—	(14,923,182)	—	(14,923,182)
Equity contracts	(451,494)	(178,321)	—	(629,815)
Foreign currency exchange contracts	—	(16,609,161)	—	(16,609,161)
Interest rate contracts	(557,124)	(2,216,018)	—	(2,773,142)

Total	$955,728	$(14,308,867)	—	$(13,353,139)

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$162,036,270	—	—	$162,036,270
Foreign currency at value	23,269,332	—	—	23,269,332
Cash pledged:
Collateral — borrowed bond agreements	6,047,000	—	—	6,047,000
Collateral — OTC derivatives	21,160,000	—	—	21,160,000
Futures contracts	5,713,880	—	—	5,713,880
Centrally cleared swaps	9,268,760	—	—	9,268,760
Liabilities:
Cash received:
Collateral — borrowed bond agreements	—	$(331,811)	—	(331,811)
Collateral — OTC derivatives	—	(4,710,000)	—	(4,710,000)

Total	$227,495,242	$(5,041,811)	—	$222,453,431

32	BLACKROCK FUNDS	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock Global Long/Short Credit Fund

During the period ended April 30, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Securities	Total
Assets:
Opening Balance, as of July 31, 2015	$84,924,584	$11,926,249	$22,294,306	$26,338,997	$23,085,617	—	$168,569,753
Transfers into Level 3	4,455,413	—	14,046,438	17,325,871	—	—	35,827,722
Transfers out of Level 3[1]	(43,011,606)	—	(11,930,366)	(6,036)	(5,249,148)	—	(60,197,156)
Other[2]	—	(2,924,120)	—	—	—	$2,924,120	—
Accrued discounts/premiums	28,905	—	139,038	68,497	33,201	—	269,641
Net realized gain (loss)	462,539	45,652	448,837	(33,607)	(438,035)	(507,526)	(22,140)
Net change in unrealized appreciation (depreciation)[3]	(2,059,077)	2,649,840	(739,817)	1,092,825	(162,935)	321,976	1,102,812
Purchases	13,074,113	1,351,426	714,621	8,955,909	—	—	24,096,069
Sales	(10,031,410)	(11,678,085)	(10,616,806)	(14,326,766)	(17,268,700)	(1,228,956)	(65,150,723)

Closing Balance, as of April 30, 2016	$47,843,461	$1,370,962	$14,356,251	$39,415,690	—	$1,509,614	$104,495,978

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2016[3]	$(2,052,025)	$19,536	$(739,817)	$1,099,351	—	$321,976	$(1,350,979)

[1]

As of July 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS	APRIL 30, 2016	33

Consolidated Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Macro Themes Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
Boeing Co.	669	$90,181
General Dynamics Corp.	588	82,626
L-3 Communications Holdings, Inc.	678	89,177
Lockheed Martin Corp.	354	82,263
Northrop Grumman Corp.	405	83,535
Raytheon Co.	625	78,969
Textron, Inc.	2,261	87,455

		594,206
Air Freight & Logistics — 0.7%
FedEx Corp.	573	94,608
United Parcel Service, Inc., Class B	813	85,422

		180,030
Auto Components — 0.3%
Goodyear Tire & Rubber Co.	2,591	75,061
Beverages — 0.3%
Brown-Forman Corp., Class B	756	72,818
Biotechnology — 0.6%
Amgen, Inc.	544	86,115
Vertex Pharmaceuticals, Inc. (a)	912	76,918

		163,033
Chemicals — 1.3%
Dow Chemical Co.	1,620	85,228
E.I. Du Pont de Nemours & Co.	1,245	82,058
FMC Corp.	2,017	87,255
Monsanto Co.	879	82,345

		336,886
Commercial Services & Supplies — 0.7%
Pitney Bowes, Inc.	4,371	91,660
Tyco International PLC	2,238	86,208

		177,868
Communications Equipment — 0.6%
Harris Corp.	1,039	83,130
Motorola Solutions, Inc.	1,053	79,175

		162,305
Construction & Engineering — 0.4%
Fluor Corp.	1,749	95,600
Diversified Consumer Services — 0.2%
H&R Block, Inc.	2,298	46,512
Electric Utilities — 0.3%
Southern Co.	1,581	79,208
Electronic Equipment, Instruments & Components — 0.3%
FLIR Systems, Inc.	2,515	75,978
Food & Staples Retailing — 0.3%
CVS Health Corp.	793	79,697
Health Care Equipment & Supplies — 0.6%
Edwards Lifesciences Corp. (a)	871	92,509
Varian Medical Systems, Inc. (a)	987	80,125

		172,634

Common Stocks		Shares	Value
Health Care Providers & Services — 0.3%
DaVita HealthCare Partners, Inc. (a)		1,140	$84,246
Hotels, Restaurants & Leisure — 0.3%
Yum! Brands, Inc.		1,100	87,516
Internet & Catalog Retail — 0.3%
Amazon.com, Inc. (a)		141	93,002
Internet Software & Services — 1.0%
Facebook, Inc., Class A (a)		720	84,658
S&P Global, Inc.		879	93,921
VeriSign, Inc. (a)		927	80,093

			258,672
IT Services — 0.9%
Accenture PLC, Class A		787	88,868
MasterCard, Inc., Class A		851	82,538
Teradata Corp. (a)		3,177	80,378

			251,784
Machinery — 0.3%
Cummins, Inc.		798	93,390
Media — 1.0%
CBS Corp., Class B		1,644	91,916
Time Warner Cable, Inc.		402	85,268
Viacom, Inc., Class B		2,101	85,931

			263,115
Metals & Mining — 0.4%
Nucor Corp.		2,037	101,402
Oil, Gas & Consumable Fuels — 0.3%
Occidental Petroleum Corp.		1,114	85,388
Pharmaceuticals — 0.3%
Eli Lilly & Co.		1,028	77,645
Professional Services — 0.7%
Dun & Bradstreet Corp.		784	86,561
Equifax, Inc.		732	88,023

			174,584
Semiconductors & Semiconductor Equipment — 0.3%
QUALCOMM, Inc.		1,511	76,336
Software — 0.3%
Intuit, Inc.		779	78,593
Tobacco — 0.6%
Altria Group, Inc.		1,251	78,450
Philip Morris International, Inc.		843	82,715

			161,165
Total Common Stocks — 15.8%			4,198,674

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.3%
L-3 Communications Corp., 1.50%, 5/28/17	USD	80	79,984

BLACKROCK FUNDS	APRIL 30, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
Lockheed Martin Corp., 3.55%, 1/15/26	USD	10	$10,720

			90,704
Auto Components — 0.1%
Hella KGaA Hueck & Co., 1.25%, 9/07/17	EUR	35	40,599
Automobiles — 0.5%
BMW Finance NV, 0.50%, 9/05/18		10	11,554
Renault SA, 3.13%, 3/05/21		10	12,716
Volkswagen International Finance NV, 0.35%, 4/15/19 (b)		100	113,324

			137,594
Banks — 11.5%
Abbey National Treasury Services PLC, 2.00%, 1/14/19		100	118,896
Bank of America Corp., 5.75%, 12/01/17	USD	110	116,832
Bank of America NA, 2.05%, 12/07/18		250	252,566
Bank of Ireland, 2.00%, 5/08/17	EUR	100	116,518
BNP Paribas SA, 5.43%, 9/07/17		90	110,054
BPCE SA, 2.13%, 3/17/21		100	123,195
Commerzbank AG, 6.38%, 3/22/19		30	38,988
Cooperatieve Rabobank UA, 3.75%, 11/09/20		50	64,314
Credit Agricole SA, 1.88%, 10/18/17		100	117,582
ICICI Bank Ltd., 4.75%, 11/25/16	USD	200	203,382
ING Bank NV, 6.13%, 5/29/23 (b)	EUR	80	100,405
Intesa Sanpaolo SpA:
2.38%, 1/13/17	USD	200	200,902
5.00%, 9/23/19	EUR	50	63,292
KFW:
2.75%, 4/16/20	AUD	200	152,962
0.13%, 6/01/20	EUR	90	104,709
Lloyds Bank PLC, 10.75%, 12/16/21 (b)	GBP	60	92,183
Nordea Bank AB:
4.50%, 3/26/20	EUR	80	103,821
2.50%, 9/17/20 (c)	USD	200	203,504
Royal Bank of Scotland PLC, 4.35%, 1/23/17	EUR	100	117,364
Santander Holdings USA, Inc., 3.45%, 8/27/18	USD	110	112,794
Santander UK Group Holdings PLC:
2.88%, 10/16/20		25	24,881
3.13%, 1/08/21		40	40,261
Société Générale SA, 4.75%, 3/02/21	EUR	100	137,447
Svenska Handelsbanken AB, 2.66%, 1/15/24 (b)		100	118,476
UniCredit SpA, 5.75%, 9/26/17		90	110,084
Wells Fargo & Co.:
2.55%, 12/07/20	USD	45	45,939
3.00%, 2/19/25		30	30,095
3.90%, 5/01/45		25	24,810

			3,046,256
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/21		65	66,758
Coca-Cola Co., 0.75%, 3/09/23	EUR	100	115,014

			181,772
Biotechnology — 0.5%
AbbVie, Inc.:
1.80%, 5/14/18	USD	90	90,626
2.50%, 5/14/20		35	35,598

			126,224

Corporate Bonds		Par (000)	Value
Capital Markets — 1.7%
Goldman Sachs Group, Inc.:
6.13%, 5/14/17	GBP	20	$30,489
6.25%, 9/01/17	USD	110	116,738
4.25%, 10/21/25		20	20,421
Morgan Stanley:
4.75%, 3/22/17		110	113,393
2.20%, 12/07/18		15	15,132
2.50%, 4/21/21		60	60,113
4.88%, 11/01/22		60	65,280
3.88%, 1/27/26		30	31,129

			452,695
Communications Equipment — 0.1%
QUALCOMM, Inc., 2.25%, 5/20/20		25	25,635
Construction Materials — 0.4%
HeidelbergCement Finance Luxembourg SA, 8.00%, 1/31/17	EUR	80	96,857
Consumer Finance — 0.5%
John Deere Capital Corp., 2.38%, 7/14/20	USD	75	76,881
Synchrony Financial, 2.60%, 1/15/19		45	45,326

			122,207
Diversified Financial Services — 1.1%
General Motors Financial Co., Inc., 3.00%, 9/25/17		180	182,571
Shell International Finance B.V., 1.25%, 11/10/17		100	100,117

			282,688
Diversified Telecommunication Services — 1.7%
AT&T Inc., 4.60%, 2/15/21		60	65,722
British Telecommunications PLC, 0.63%, 3/10/21	EUR	100	113,897
Telecom Italia SpA, 7.38%, 12/15/17	GBP	100	158,218
Verizon Communications, Inc., 2.63%, 2/21/20	USD	120	123,644

			461,481
Electric Utilities — 0.2%
Duke Energy Progress LLC, 3.25%, 8/15/25		25	26,551
Virginia Electric & Power Co., Series B, 4.20%, 5/15/45		20	21,529

			48,080
Health Care Equipment & Supplies — 0.1%
Medtronic, Inc., 3.50%, 3/15/25		30	32,178
Household Durables — 0.1%
Newell Brands, Inc., 4.20%, 4/01/26		20	21,130
Household Products — 0.1%
Procter & Gamble Co., 2.70%, 2/02/26		30	31,207
Industrial Conglomerates — 0.2%
General Electric Co., 4.38%, 9/16/20		50	55,675
Insurance — 0.4%
American International Group, Inc., 3.90%, 4/01/26		100	101,888
IT Services — 0.4%
Fidelity National Information Services, Inc., 3.50%, 4/15/23		50	50,667
Visa, Inc., 2.20%, 12/14/20		65	66,680

			117,347

2	BLACKROCK FUNDS	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Corporate Bonds		Par (000)	Value
Media — 0.8%
Interpublic Group of Cos., Inc., 3.75%, 2/15/23	USD	14	$14,242
NBCUniversal Enterprise, Inc., 1.66%, 4/15/18 (c)		100	101,021
WPP Finance SA, 6.38%, 11/06/20	GBP	50	86,495

			201,758
Metals & Mining — 0.3%
Barrick Gold Corp., 4.10%, 5/01/23	USD	10	10,326
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23		60	63,964

			74,290
Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp., 1.34%, 11/09/17		115	115,549
Devon Energy Corp., 3.25%, 5/15/22		11	9,960
Kinder Morgan Energy Partners LP, 4.25%, 9/01/24		20	19,359
Kinder Morgan, Inc.:
2.00%, 12/01/17		60	59,478
3.05%, 12/01/19		60	59,664
Phillips 66, 2.95%, 5/01/17		125	127,335
TransCanada PipeLines Ltd., 1.63%, 11/09/17		100	100,031

			491,376
Pharmaceuticals — 1.7%
Actavis Funding SCS, 1.30%, 6/15/17		90	89,782
Forest Laboratories LLC, 5.00%, 12/15/21 (c)		30	33,096
Novartis Finance SA, 0.75%, 11/09/21	EUR	100	117,765
Roche Holdings, Inc., 2.88%, 9/29/21 (c)	USD	200	209,905

			450,548
Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp., 3.45%, 9/15/21		40	41,433
AvalonBay Communities, Inc.:
4.20%, 12/15/23		20	21,762
3.45%, 6/01/25		20	20,789
HCP, Inc., 3.88%, 8/15/24		18	17,658
Host Hotels & Resorts LP, Series E, 4.00%, 6/15/25		25	24,887
Ventas Realty LP, 3.75%, 5/01/24		60	61,056

			187,585
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, 4.15%, 4/01/45		10	10,631
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.75%, 5/11/17 (c)		60	61,233

			71,864
Semiconductors & Semiconductor Equipment — 0.5%
ASML Holding NV, 3.38%, 9/19/23	EUR	100	130,678
Software — 0.9%
Amadeus Finance BV, 0.63%, 12/02/17		100	115,247
SAP SE, 0.11%, 11/20/18 (b)		100	114,656

			229,903
Specialty Retail — 0.4%
Lowe’s Cos., Inc., 3.88%, 9/15/23	USD	60	66,410
QVC, Inc., 4.45%, 2/15/25		49	48,644

			115,054
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., 0.90%, 5/12/17		125	125,174

Corporate Bonds		Par (000)	Value
Thrifts & Mortgage Finance — 1.4%
Nordea Kredit Realkreditaktieselskab:
2.00%, 1/01/17	DKK	1,410	$219,651
2.00%, 10/01/47		110	15,784
Nykredit Realkredit A/S:
1.00%, 7/01/18		240	37,652
2.00%, 10/01/47		565	80,908
Realkredit Danmark A/S, Series 27S, 2.00%, 10/01/47		179	25,751

			379,746
Tobacco — 0.4%
Reynolds American, Inc.:
2.30%, 6/12/18	USD	30	30,584
4.85%, 9/15/23		60	68,294

			98,878
Wireless Telecommunication Services — 0.4%
Eutelsat SA, 4.13%, 3/27/17	EUR	50	59,318
Vodafone Group PLC, 1.63%, 3/20/17	USD	60	60,227

			119,545
Total Corporate Bonds — 30.8%			8,148,616

Foreign Agency Obligations		Par (000)	Value
Brazil — 0.2%
Petrobras Global Finance BV, 3.25%, 3/17/17	USD	60	59,130
Luxembourg — 0.5%
Gazprom OAO Via Gaz Capital SA, 5.14%, 3/22/17	EUR	105	123,571
Total Foreign Agency Obligations — 0.7%			182,701

Foreign Government Obligations		Par (000)	Value
Canada — 0.3%
Canadian Government Bonds, 2.25%, 6/01/25	CAD	100	85,319
Cyprus — 0.3%
Cyprus Government International Bond:
4.75%, 6/25/19	EUR	25	30,272
3.88%, 5/06/22		40	46,455

			76,727
France — 0.5%
France Government Inflation Linked Bonds OAT, 0.25%, 7/25/24		115	143,220
Germany — 0.4%
Bundesrepublik Deutschland, 2.50%, 8/15/46		4	6,328
Bundesschatzanweisungen, 0.00%, 6/16/17 (d)		75	86,347

			92,675
Greece — 0.5%
Hellenic Republic:
4.75%, 4/17/19		4	4,067
3.00%, 2/24/23 (e)		7	5,791
3.00%, 2/24/24 (e)		7	5,782
3.00%, 2/24/25 (e)		8	6,043
3.00%, 2/24/26 (e)		8	6,416
3.00%, 2/24/27 (e)		9	6,528
3.00%, 2/24/28 (e)		9	6,722

BLACKROCK FUNDS	APRIL 30, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Foreign Government Obligations		Par (000)	Value
Greece (continued)
3.00%, 2/24/29 (e)	EUR	9	$6,812
3.00%, 2/24/30 (e)		10	6,919
3.00%, 2/24/31 (e)		10	7,036
3.00%, 2/24/32 (e)		10	7,018
3.00%, 2/24/33 (e)		10	7,073
3.00%, 2/24/34 (e)		10	7,117
3.00%, 2/24/35 (e)		11	7,191
3.00%, 2/24/36 (e)		11	7,183
3.00%, 2/24/37 (e)		11	7,183
3.00%, 2/24/38 (e)		11	7,129
3.00%, 2/24/39 (e)		11	7,163
3.00%, 2/24/40 (e)		11	7,136
3.00%, 2/24/41 (e)		11	7,126
3.00%, 2/24/42 (e)		11	7,166

			140,601
Indonesia — 1.3%
Republic of Indonesia:
2.88%, 7/08/21		200	237,256
3.38%, 7/30/25		100	116,615

			353,871
Italy — 1.7%
Italy Buoni Poliennali Del Tesoro:
1.15%, 5/15/17		120	139,126
1.05%, 12/01/19		85	100,318
2.70%, 3/01/47		35	40,533
Italy Buoni Poliennali Del Tesoro Inflation Linked Bond:
2.15%, 11/12/17		89	106,347
2.35%, 9/15/24		20	26,233
3.10%, 9/15/26		27	38,699

			451,256
Portugal — 3.0%
Portugal Obrigacoes do Tesouro OT:
4.35%, 10/16/17		25	30,241
3.85%, 4/15/21		33	41,587
5.65%, 2/15/24		8	10,187
2.88%, 10/15/25		4	4,531
2.88%, 7/21/26		90	100,321
3.88%, 2/15/30		314	370,025
4.10%, 2/15/45		219	249,689

			806,581
Russia — 0.2%
Russian Federal Bonds — OFZ, 8.15%, 2/03/27	RUB	3,520	52,306
Slovenia — 1.0%
Republic of Slovenia, 5.85%, 5/10/23	USD	200	230,900
Slovenia Government Bonds, 2.13%, 7/28/25	EUR	21	25,821

			256,721
South Africa — 0.2%
South Africa Government Bonds, 6.25%, 3/31/36	ZAR	815	40,540
Spain — 0.1%
Kingdom of Spain Inflation Linked Bond, 1.80%, 11/30/24	EUR	20	24,911

Foreign Government Obligations		Par (000)	Value
Turkey — 1.3%
Republic of Turkey, 7.50%, 7/14/17	USD	320	$341,158
United Kingdom — 0.4%
United Kingdom Gilt Inflation Linked Bond, 2.50%, 7/26/16	GBP	20	93,767
Total Foreign Government Obligations — 11.2%			2,959,653

Investment Companies		Shares	Value
ETFS Physical Gold (a)(f)		1,150	143,658
Financial Select Sector SPDR Fund		23,978	558,927
Health Care Select Sector SPDR Fund		6,000	418,740
Source Physical Gold P-ETC (a)(f)		4,950	627,685
Total Investment Companies — 6.6%			1,749,010

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Floating Rate Notes:
0.32%, 5/02/16-7/31/16 (b)	USD	750	750,047
0.30%, 10/31/16 (b)		375	375,000
0.33%, 1/31/17 (b)		375	375,050
U.S. Treasury Note, 0.63%, 12/31/16		790	790,525
Total U.S. Treasury Obligations — 8.6%			2,290,622

Total Long-Term Investments (Cost — $19,487,896) — 73.7%			19,529,276

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (f)(g)(h)		1,233,341	1,233,341
Total Short-Term Securities (Cost — $1,233,341) — 4.7%			1,233,341

Options Purchased
(Cost — $503,878) — 1.3%			354,075
Total Investments Before Options Written (Cost — $21,225,115*) — 79.7%			21,116,692

Options Written
(Premiums Received — $421,680) — (1.5)%			(391,565)
Total Investments Net of Options Written (Cost — $20,803,435) — 78.2%			20,725,127
Other Assets Less Liabilities — 21.8%			5,769,854

Net Assets — 100.0%			$26,494,981

4	BLACKROCK FUNDS	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Notes to Consolidated Schedule of Investments

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$21,136,807

Gross unrealized appreciation	$456,175
Gross unrealized depreciation	(476,290)

Net unrealized depreciation	$(20,115)

(a)	Non-income producing security.

(b)	Variable rate security. Rate as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(f)	All or a portion of security is held by a wholly owned subsidiary.

(g)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Shares Purchased	Shares Sold	Shares/Beneficial Interest Held at April 30, 2016	Value at April 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	8,688,635	—	(7,455,294)[1]	1,233,341	$1,233,341	$8,066		$198
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	—	—	118	[2]	—
iShares STOXX Europe 600 Real Estate UCITS ETF	—	21,000	(21,000)	—	—	3,156		17,742
Total						$11,340		$17,940

[1]	Represents net shares sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(h)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
12	Australian Government Bonds (10 Year)	June 2016	USD	9,275,445	$15,682
(297)	BIST National-30 Index	June 2016	USD	1,120,650	11,882
(1)	Canadian Government Bonds (10 Year)	June 2016	USD	110,911	2,206
21	E-mini S&P Consumer Staples Select Sector Index	June 2016	USD	1,099,350	(2,485)
(22)	E-mini Utilities Select Sector Index	June 2016	USD	1,070,080	(4,583)
35	Euro STOXX 600 Automobiles & Parts Index	June 2016	USD	972,868	7,021
(14)	Euro STOXX 600 Food & Beverages Index	June 2016	USD	491,824	(1,664)
116	Euro STOXX 600 Real Estate Index	June 2016	USD	1,168,209	25,646
34	Euro STOXX Healthcare Index	June 2016	USD	1,377,216	49
(1)	Euro- Bobl	June 2016	USD	149,831	698
(2)	Euro-Bund	June 2016	USD	370,723	159
(1)	Euro-OAT	June 2016	USD	178,961	(287)
(3)	Euro-Schatz	June 2016	USD	383,931	788
7	FTSE 100 Index	June 2016	USD	635,369	7,396
(18)	FTSE 250 Index	June 2016	USD	879,551	(10,552)
7	German Midcap Stock Index	June 2016	USD	806,669	7,624
1	Long Gilt British	June 2016	USD	174,754	(2,821)
(16)	Mini MSCI Emerging Markets Index	June 2016	USD	670,720	(24,273)
(18)	Mini-DAX Index	June 2016	USD	1,039,310	(23,949)
(24)	S&P 500 E-Mini	June 2016	USD	2,470,920	(46,195)
(4)	S&P/Toronto Stock Exchange 60 Index	June 2016	USD	518,817	(15,433)
4	U.S. Treasury Notes (2 Year)	June 2016	USD	874,500	(956)

BLACKROCK FUNDS	APRIL 30, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
4	U.S. Treasury Notes (5 Year)	June 2016	USD	483,656	$(630)
(13)	U.S. Treasury Notes (10 Year)	June 2016	USD	1,690,813	5,964
1	U.S. Ultra Treasury Bonds	June 2016	USD	171,344	(2,148)
4	Canadian Bankers Acceptance	December 2016	USD	788,794	(1,999)
(12)	Three Month Sterling	December 2016	USD	2,177,048	(11,063)
Total					$(63,923)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	1,000,054	USD	152,325	Barclays Bank PLC	5/04/16	$1,560
USD	152,120	DKK	1,000,054	BNP Paribas S.A.	5/04/16	(1,764)
AUD	195,000	USD	148,372	Barclays Bank PLC	5/06/16	(147)
CAD	747,000	USD	594,036	Goldman Sachs International	5/06/16	1,326
EUR	110,000	USD	125,606	Barclays Bank PLC	5/06/16	376
EUR	1,880,000	USD	2,127,465	Deutsche Bank AG	5/06/16	25,682
EUR	1,880,000	USD	2,129,316	UBS AG	5/06/16	23,830
GBP	165,000	USD	240,488	Barclays Bank PLC	5/06/16	607
GBP	167,000	USD	243,436	Citibank N.A.	5/06/16	581
USD	149,267	AUD	195,000	UBS AG	5/06/16	1,042
USD	574,416	CAD	747,000	JPMorgan Chase Bank N.A.	5/06/16	(20,946)
USD	4,388,801	EUR	3,870,000	Deutsche Bank AG	5/06/16	(43,474)
USD	22,502	EUR	20,000	Goldman Sachs International	5/06/16	(403)
USD	14,409	GBP	10,000	Goldman Sachs International	5/06/16	(203)
USD	478,417	GBP	332,000	UBS AG	5/06/16	(6,695)
USD	38,392	ZAR	580,000	Barclays Bank PLC	5/06/16	(2,289)
ZAR	580,000	USD	40,503	Deutsche Bank AG	5/06/16	178
AUD	40,000	USD	30,065	JPMorgan Chase Bank N.A.	5/13/16	331
EUR	59,466	USD	65,452	Barclays Bank PLC	5/13/16	2,667
EUR	30,000	USD	33,820	BNP Paribas S.A.	5/13/16	546
EUR	108,309	USD	119,072	BNP Paribas S.A.	5/13/16	4,999
EUR	20,000	USD	22,795	Deutsche Bank AG	5/13/16	115
EUR	30,000	USD	33,894	Deutsche Bank AG	5/13/16	472
EUR	110,000	USD	120,927	Deutsche Bank AG	5/13/16	5,081
EUR	30,000	USD	33,967	UBS AG	5/13/16	399
GBP	20,000	USD	28,577	Barclays Bank PLC	5/13/16	647
GBP	30,000	USD	42,257	Barclays Bank PLC	5/13/16	1,579
GBP	20,000	USD	28,189	BNP Paribas S.A.	5/13/16	1,035
GBP	105,200	USD	151,761	HSBC Bank PLC	5/13/16	1,958
GBP	25,000	USD	35,175	JPMorgan Chase Bank N.A.	5/13/16	1,355
INR	5,285,000	USD	76,750	HSBC Bank PLC	5/13/16	2,705
MXN	200,000	USD	11,401	Goldman Sachs International	5/13/16	208
MXN	560,000	USD	29,172	HSBC Bank PLC	5/13/16	3,331
MXN	200,000	USD	11,500	JPMorgan Chase Bank N.A.	5/13/16	109
PHP	2,300,000	USD	47,967	Deutsche Bank AG	5/13/16	1,048
SEK	300,000	USD	35,591	JPMorgan Chase Bank N.A.	5/13/16	1,786
SEK	750,000	USD	89,446	UBS AG	5/13/16	3,996

6	BLACKROCK FUNDS	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	20,000	USD	14,804	BNP Paribas S.A.	5/13/16	$ 62
SGD	5,000	USD	3,704	Goldman Sachs International	5/13/16	12
SGD	20,000	USD	14,806	Goldman Sachs International	5/13/16	60
SGD	20,000	USD	14,806	HSBC Bank PLC	5/13/16	60
SGD	5,000	USD	3,697	JPMorgan Chase Bank N.A.	5/13/16	20
USD	29,953	AUD	40,000	Deutsche Bank AG	5/13/16	(443)
USD	214,077	DKK	1,500,000	Commonwealth Bank of Australia	5/13/16	(16,799)
USD	32,700	EUR	30,000	Barclays Bank PLC	5/13/16	(1,666)
USD	33,485	EUR	30,000	Barclays Bank PLC	5/13/16	(881)
USD	33,145	EUR	30,000	BNP Paribas S.A.	5/13/16	(1,221)
USD	119,580	EUR	110,000	Goldman Sachs International	5/13/16	(6,427)
USD	119,746	EUR	110,000	JPMorgan Chase Bank N.A.	5/13/16	(6,262)
USD	34,046	EUR	30,000	JPMorgan Chase Bank N.A.	5/13/16	(320)
USD	22,798	EUR	20,000	JPMorgan Chase Bank N.A.	5/13/16	(112)
USD	247,010	EUR	217,775	UBS AG	5/13/16	(2,457)
USD	10,069	GBP	7,000	Bank of America N.A.	5/13/16	(160)
USD	60,853	GBP	43,793	Barclays Bank PLC	5/13/16	(3,137)
USD	28,945	GBP	20,000	BNP Paribas S.A.	5/13/16	(280)
USD	28,549	GBP	20,000	UBS AG	5/13/16	(675)
USD	27,630	JPY	3,000,000	JPMorgan Chase Bank N.A.	5/13/16	(575)
USD	28,969	MXN	560,000	Citibank N.A.	5/13/16	(3,533)
USD	16,264	PHP	760,000	Deutsche Bank AG	5/13/16	68
USD	32,804	PHP	1,540,000	Standard Chartered Bank	5/13/16	(14)
USD	31,632	SEK	265,000	Deutsche Bank AG	5/13/16	(1,384)
USD	24,762	SEK	200,000	Deutsche Bank AG	5/13/16	(156)
USD	50,258	SGD	70,000	Goldman Sachs International	5/13/16	(1,771)
USD	13,293	ZAR	215,000	BNP Paribas S.A.	5/13/16	(1,764)
USD	31,760	ZAR	500,000	Citibank N.A.	5/13/16	(3,255)
USD	32,127	ZAR	500,000	Citibank N.A.	5/13/16	(2,888)
USD	20,164	ZAR	315,000	Citibank N.A.	5/13/16	(1,895)
USD	13,726	ZAR	220,000	Citibank N.A.	5/13/16	(1,681)
USD	12,393	ZAR	200,000	Citibank N.A.	5/13/16	(1,613)
USD	12,303	ZAR	200,000	Deutsche Bank AG	5/13/16	(1,703)
USD	13,426	ZAR	210,000	Deutsche Bank AG	5/13/16	(1,280)
ZAR	200,000	USD	13,851	Barclays Bank PLC	5/13/16	155
ZAR	200,000	USD	13,623	Citibank N.A.	5/13/16	383
ZAR	500,000	USD	32,409	Citibank N.A.	5/13/16	2,606
ZAR	500,000	USD	31,286	Citibank N.A.	5/13/16	3,729
ZAR	200,000	USD	12,683	Deutsche Bank AG	5/13/16	1,323
ZAR	500,000	USD	32,576	Deutsche Bank AG	5/13/16	2,438
ZAR	330,000	USD	20,606	Deutsche Bank AG	5/13/16	2,504
ZAR	330,000	USD	20,633	Royal Bank of Scotland PLC	5/13/16	2,477
USD	148,200	AUD	195,000	Barclays Bank PLC	6/03/16	152
USD	594,036	CAD	747,000	Goldman Sachs International	6/03/16	(1,329)
USD	152,452	DKK	1,000,054	Barclays Bank PLC	6/03/16	(1,573)
USD	2,129,162	EUR	1,880,000	Deutsche Bank AG	6/03/16	(25,822)
USD	2,131,018	EUR	1,880,000	UBS AG	6/03/16	(23,967)
USD	240,502	GBP	165,000	Barclays Bank PLC	6/03/16	(610)

BLACKROCK FUNDS	APRIL 30, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	243,451	GBP	167,000	Citibank N.A.	6/03/16	$ (584)
USD	40,274	ZAR	580,000	Deutsche Bank AG	6/03/16	(160)
USD	5,508	RUB	400,000	Citibank N.A.	6/15/16	(587)
USD	12,076	RUB	805,000	Citibank N.A.	6/15/16	(190)
USD	10,006	RUB	725,000	Deutsche Bank AG	6/15/16	(1,042)
USD	4,471	RUB	325,000	Deutsche Bank AG	6/15/16	(481)
USD	14,909	RUB	1,080,000	JPMorgan Chase Bank N.A.	6/15/16	(1,548)
AUD	117,545	USD	90,000	JPMorgan Chase Bank N.A.	6/30/16	(862)
AUD	117,803	USD	90,000	JPMorgan Chase Bank N.A.	6/30/16	(666)
AUD	118,127	USD	90,000	JPMorgan Chase Bank N.A.	6/30/16	(420)
CZK	6,766,263	EUR	250,000	Barclays Bank PLC	6/30/16	97
EUR	155,000	CHF	169,142	Barclays Bank PLC	6/30/16	1,011
EUR	155,000	JPY	19,667,330	Barclays Bank PLC	6/30/16	(7,349)
EUR	240,000	PLN	1,019,520	Barclays Bank PLC	6/30/16	8,577
GBP	400,000	EUR	501,021	Barclays Bank PLC	6/30/16	9,726
GBP	565,465	EUR	710,000	Barclays Bank PLC	6/30/16	11,771
INR	36,209,700	USD	540,000	UBS AG	6/30/16	(688)
JPY	88,455,286	USD	820,000	JPMorgan Chase Bank N.A.	6/30/16	12,898
MXN	5,084,063	USD	290,000	JPMorgan Chase Bank N.A.	6/30/16	3,650
NOK	1,095,593	USD	135,000	JPMorgan Chase Bank N.A.	6/30/16	1,026
NOK	1,824,683	USD	225,000	JPMorgan Chase Bank N.A.	6/30/16	1,547
NOK	1,476,074	USD	180,000	JPMorgan Chase Bank N.A.	6/30/16	3,265
SEK	959,478	EUR	105,000	JPMorgan Chase Bank N.A.	6/30/16	(712)
SEK	1,328,113	EUR	145,000	JPMorgan Chase Bank N.A.	6/30/16	(593)
SEK	915,980	EUR	100,000	JPMorgan Chase Bank N.A.	6/30/16	(404)
SEK	1,147,795	EUR	125,000	JPMorgan Chase Bank N.A.	6/30/16	(153)
USD	920,000	BRL	3,356,620	Deutsche Bank AG	6/30/16	(36,237)
USD	355,000	CHF	339,430	JPMorgan Chase Bank N.A.	6/30/16	147
USD	870,000	CHF	831,842	JPMorgan Chase Bank N.A.	6/30/16	361
USD	540,000	CNH	3,550,284	Barclays Bank PLC	6/30/16	(5,817)
USD	275,000	CNH	1,788,793	Barclays Bank PLC	6/30/16	(7)
USD	270,000	CNH	1,774,980	JPMorgan Chase Bank N.A.	6/30/16	(2,884)
USD	251,073	EUR	220,000	Barclays Bank PLC	6/30/16	(1,344)
USD	2,000,000	GBP	1,399,159	Barclays Bank PLC	6/30/16	(44,775)
USD	820,000	JPY	91,160,302	JPMorgan Chase Bank N.A.	6/30/16	(38,369)
USD	954,000	KRW	1,099,580,400	HSBC Bank PLC	6/30/16	(10,088)
USD	290,000	MXN	5,205,565	JPMorgan Chase Bank N.A.	6/30/16	(10,668)
USD	95,000	NZD	138,489	JPMorgan Chase Bank N.A.	6/30/16	(1,374)
USD	55,000	NZD	79,695	JPMorgan Chase Bank N.A.	6/30/16	(459)
USD	165,000	NZD	236,829	JPMorgan Chase Bank N.A.	6/30/16	192
USD	225,000	NZD	321,101	JPMorgan Chase Bank N.A.	6/30/16	1,548
USD	90,000	RUB	6,070,500	Citibank N.A.	6/30/16	(2,150)
USD	42,340	RUB	2,877,827	Credit Suisse International	6/30/16	(1,345)
USD	50,000	RUB	3,393,500	Goldman Sachs International	6/30/16	(1,513)
USD	87,660	RUB	5,934,605	Société Générale	6/30/16	(2,426)
USD	815,000	SGD	1,102,999	JPMorgan Chase Bank N.A.	6/30/16	(4,058)
USD	695,000	TRY	1,997,507	JPMorgan Chase Bank N.A.	6/30/16	(6,365)
USD	475,000	TWD	15,247,025	Barclays Bank PLC	6/30/16	1,970

8	BLACKROCK FUNDS	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	475,000	TWD	15,297,375	Goldman Sachs International	6/30/16	$408
CNH	4,588,920	USD	720,000	Goldman Sachs International	7/08/16	(14,779)
USD	720,000	CNH	4,598,280	JPMorgan Chase Bank N.A.	7/08/16	13,341
Total						$(217,538)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
MSCI Emerging Markets Index[1]	Call	5/23/16	USD	875.00	33	$12,705
EURO STOXX 50 Index[1]	Call	6/17/16	EUR	2,925.00	84	124,944
EURO STOXX Banks Index[1]	Call	6/17/16	EUR	120.00	256	8,061
S&P 500 Index[1]	Call	6/17/16	USD	2,075.00	15	51,150
Volatility S&P 500 Index[1]	Call	7/20/16	USD	23.00	120	24,000
EURO STOXX 50 Index[1]	Call	12/15/17	EUR	4,000.00	11	3,199
FTSE 100 Index[1]	Put	5/20/16	GBP	6,000.00	9	3,945
EURO STOXX 50 Index[1]	Put	6/17/16	EUR	2,925.00	41	36,525
S&P 500 Index[1]	Put	6/17/16	USD	2,050.00	6	22,980
Eurodollar 3-month	Put	12/16/16	USD	98.50	10	2,188
Total						$289,697

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Options Purchased
Description[1]	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Citibank N.A.	5/12/16	SGD	1.42	USD	1,075	$1
USD Currency	Call	Morgan Stanley & Co. International PLC	8/01/16	JPY	115.00	USD	1,350	3,623
USD Currency	Call	Citibank N.A.	8/02/16	CHF	1.00	USD	805	4,041
EUR Currency	Put	Citibank N.A.	8/10/16	CZK	25.75	EUR	145	267
EUR Currency	Put	Citibank N.A.	8/10/16	CZK	25.75	EUR	35	64
Total								$7,996

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Interest Rate Swaptions Purchased
Description[1]	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
20-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	0.45%	Pay	6-month LIBOR	4/20/17	JPY	130,000	$56,382

[1]	All or a portion of security is held by a wholly owned subsidiary.

Exchange-Traded Options Written

Description[1]	Put/ Call	Expiration Date	Strike Price		Contracts	Value
MSCI Emerging Markets Index	Call	5/23/16	USD	925.00	33	$(2,475)
EURO STOXX 50 Index	Call	6/17/16	EUR	3,200.00	84	(15,486)
S&P 500 Index	Call	6/17/16	USD	1,875.00	15	(291,300)
Volatility S&P 500 Index	Call	7/20/16	USD	30.00	240	(24,000)
FTSE 100 Index	Put	5/20/16	GBP	5,750.00	18	(2,499)
EURO STOXX 50 Index	Put	6/17/16	EUR	2,975.00	16	(17,826)
EURO STOXX 50 Index	Put	6/17/16	EUR	2,800.00	41	(20,610)

BLACKROCK FUNDS	APRIL 30, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Description[1]	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro STOXX Utilities Index	Put	6/17/16	EUR	235.00	36	$(3,092)
S&P 500 Index	Put	6/17/16	USD	1,975.00	6	(11,730)
Total						$(389,018)

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Options Written
Description[1]	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Citibank N.A.	5/12/16	SGD	1.45	USD	1,075	—
		Morgan Stanley & Co.
USD Currency	Call	International PLC	8/01/16	JPY	120.00	USD	1,350	$(848)
USD Currency	Call	Citibank N.A.	8/02/16	CHF	1.02	USD	805	(1,699)
Total								$(2,547)

[1]	All or a portion of security is held by a wholly owned subsidiary.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.99%[1]	6-Month JPY LIBOR	N/A	1/19/36	JPY	4,000	$(3,651)
0.97%[1]	6-Month JPY LIBOR	N/A	1/21/36	JPY	4,000	(3,539)
0.85%[2]	6-Month JPY LIBOR	2/02/16[3]	2/02/36	JPY	7,985	5,272
0.53%[1]	6-Month JPY LIBOR	5/06/16[3]	5/06/36	JPY	3,500	(198)
0.54%[1]	6-Month JPY LIBOR	5/06/16[3]	5/06/36	JPY	3,500	(254)
Total						$(2,370)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
Emirate of Abu Dhabi	1.00%	Barclays Bank PLC	12/20/20	USD	6	$(52)	$ 9	$ (61)
Emirate of Abu Dhabi	1.00%	Barclays Bank PLC	12/20/20	USD	5	(41)	25	(66)
Total						$(93)	$34	$(127)

OTC Credit Default Swaps — Sell Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Depreciation
Glencore International AG	1.00%	Barclays Bank PLC	9/20/20	BBB	EUR	30,000	$(3,442)	$(2,551)	$(891)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

10	BLACKROCK FUNDS	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.91%[1]	6-Month BUBOR	Citibank N.A.	6/26/18	HUF	17,100	$(1,921)	—	$(1,921)
1.89%[1]	6-Month BUBOR	Citibank N.A.	6/26/18	HUF	17,100	(1,995)	—	(1,995)
1.86%[1]	6-Month BUBOR	Citibank N.A.	7/27/18	HUF	4,070	(432)	—	(432)
1.83%[1]	6-Month BUBOR	Goldman Sachs International	7/27/18	HUF	19,240	(1,995)	—	(1,995)
1.24%[1]	6-Month BUBOR	Goldman Sachs International	6/15/19	HUF	11,670	(255)	—	(255)
2.33%[1]	6-Month WIBOR	Barclays Bank PLC	6/15/26	PLN	15	26	—	26
2.30%[1]	6-Month WIBOR	BNP Paribas S.A.	6/15/26	PLN	20	46	—	46
2.32%[1]	6-Month WIBOR	Citibank N.A.	6/15/26	PLN	35	64	—	64
2.34%[1]	6-Month WIBOR	Citibank N.A.	6/15/26	PLN	35	47	—	47
2.31%[1]	6-Month WIBOR	Goldman Sachs International	6/15/26	PLN	40	87	—	87
2.36%[1]	6-Month WIBOR	HSBC Bank PLC	6/15/26	PLN	40	40	—	40
		Morgan Stanley & Co.
2.33%[1]	6-Month WIBOR	International PLC	6/15/26	PLN	20	34	—	34
Total						$(6,254)	—	$(6,254)

[1]	Fund pays the fixed rate and receives the floating rate.

OTC Total Return Swaps

Reference Entity[1]	Fixed Notional Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs Volatility Carry Basket Index[2]	USD 377,171[3]	Bank of America N.A.	5/06/16	1,819	$(9,232)	—	$(9,232)
U.S. Treasury Notes (2 Year) Future June 2016	USD 674,790,640[3]	Bank of America N.A.	5/26/16	31	(29,469)	—	(29,469)
U.S. Ultra Treasury Bonds Future June 2016	USD 35,046,320[3]	Bank of America N.A.	5/26/16	2	(7,776)	—	(7,776)
MLBX WDK4 Commodity Volatility Carry Index[2]	3-month T-Bill Auction Average Discount[4]	Bank of America N.A.	6/01/16	2,740	—	—	—
Euro-Bund Future June 2016	EUR 130,033,520[3]	Bank of America N.A.	6/06/16	8	6,063	—	6,063
U.S. Ultra Treasury Bonds Future June 2016	USD 103,991,640[3]	Bank of America N.A.	6/21/16	6	(11,854)	—	(11,854)
DB V2V Index[2]	USD 900,517[3]	Deutsche Bank AG	7/15/16	650	(34,177)	—	(34,177)
Citi Emerging Lifestyle Trends Series 3 Basket Index[2]	6-month LIBOR plus 0.22%[4]	Citibank N.A.	9/02/16	1,025	101,169	—	101,169
Citi Emerging Lifestyle Trends Series 3 Basket Index[2]	6-month LIBOR plus 0.22%[4]	Citibank N.A.	9/02/16	913	38,442	—	38,442
DB Global Industrials Basket Performance Index[2]	3-month LIBOR minus 0.26%[5]	Deutsche Bank AG	10/17/16	580	(56,342)	—	(56,342)
DB Global Industrials Basket Performance Index[2]	3-month LIBOR minus 0.26%[5]	Deutsche Bank AG	10/17/16	226	(19,223)	—	(19,223)
DB Global Industrials Basket Performance Index[2]	3-month LIBOR minus 0.26%[5]	Deutsche Bank AG	10/17/16	148	(10,914)	—	(10,914)
DB Global Industrials Basket Performance Index[2]	3-month LIBOR minus 0.32%[5]	Deutsche Bank AG	10/17/16	79	(5,809)	—	(5,809)

BLACKROCK FUNDS	APRIL 30, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

Reference Entity[1]	Fixed Notional Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
DB Global Industries Basket Performance Index[2]	3-month LIBOR minus 0.32%[5]	Deutsche Bank AG	10/17/16	275	$(22,520)	—	$(22,520)
MLBX WDC2 Total Return Index[2]	3-month T-Bill Auction Average Discount[4]	Bank of America N.A.	11/18/16	185	28,954	—	28,954
MLBX WDC2 Total Return Index[2]	3-month T-Bill Auction Average Discount[4]	Bank of America N.A.	11/18/16	167	22,398	—	22,398
MSCI Daily TR Gross Emerging Market[2]	3-month LIBOR minus 2.75%[5]	Morgan Stanley & Co. International PLC	1/02/17	617	(56,246)	—	(56,246)
JPM Oil Beneficiaries Basket[2]	3-month LIBOR plus 0.22%[5]	JPMorgan Chase Bank N.A.	2/01/17	9,038	55,134	—	55,134
JPM Oil Beneficiaries Basket[2]	3-month LIBOR plus 0.22%[5]	JPMorgan Chase Bank N.A.	2/01/17	4,818	(15,554)	—	(15,554)
JPM Oil Beneficiaries Basket[2]	3-month LIBOR plus 0.22%[4]	JPMorgan Chase Bank N.A.	2/01/17	3,230	(6,513)	—	(6,513)
MSCI Daily TR Gross Emerging Market[2]	3-Month LIBOR minus 2.75%[5]	Morgan Stanley & Co. International PLC	2/02/17	565	(22,345)	—	(22,345)
S&P Oil & Gas Exploration & Product[2]	3-month LIBOR minus 1.75%[6]	Goldman Sachs International	3/16/17	51	(54,354)	—	(54,354)
S&P Oil & Gas Exploration & Product[2]	3-month LIBOR minus 1.00%[6]	Goldman Sachs International	3/16/17	25	(28,292)	—	(28,292)
ML Vortex Alpha Index[2]	USD 1,399,999[3]	Bank of America N.A.	9/17/18	7,326	3,329	—	3,329
ML Vortex Alpha Index[2]	USD 844,986[4]	Bank of America N.A.	9/17/18	4,497	16,015	—	16,015
ML Vortex Alpha Index[2]	USD 580,041[3]	Bank of America N.A.	9/17/18	3,175	27,571	—	27,571
Total					$(91,545)	—	$(91,545)

[1]	All or a portion of security is held by a wholly owned subsidiary.

[2]	Represents a custom basket swap that contains stocks and/or derivatives.

[3]	Fund pays the fixed amount and receives the total return of the reference entity. Net payment made at termination.

[4]	Fund pays the floating rate and receives the total return of the reference entity. Net payment made at termination.

[5]	Fund pays the total return of the reference entity and receives the floating rate. Net payment made at termination.

[6]	Fund pays the total return of the reference entity and receives the floating amount.

OTC Total Return — Variance Swaps

Index[1]	Variance Strike Price[2]	Counterparty	Expiration Date	Notional Amount (000)			Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
KOSPI 200 Index	21.40%	Société Générale	12/08/16	KRW	562		$(76,589)	—	$(76,589)
S&P 500 Index	22.25%	Société Générale	12/16/16	USD	—	[3]	60,611	—	60,611
Total							$(15,978)	—	$(15,978)

[1]	All or a portion of security is held by a wholly owned subsidiary.

[2]	At expiration, the Fund pays or receives the difference between the realized variance and predefined variance strike price multiplied by the notional amount.

[3]	Amount is less than USD 500.

12	BLACKROCK FUNDS	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

OTC Total Return — Volatility Swaps

Reference Entity[1]	Volatility Strike Price	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
EUR Currency	10.15%[2]	Bank of America N.A.	4/19/17	EUR	1	—	—	—
GBP Currency	12.50%[3]	Bank of America N.A.	4/19/17	GBP	1	—	—	—
Total						—	—	—

[1]	All or a portion of security is held by a wholly owned subsidiary.
[2]	At expiration, the Fund receives the difference between the realized volatility and predefined volatility strike price multiplied by the notional amount.
[3]	At expiration, the Fund pays the difference between the realized volatility and predefined volatility strike price multiplied by the notional amount.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$4,198,674	—	—	$4,198,674
Corporate Bonds	—	$8,148,616	—	8,148,616
Foreign Agency Obligations	—	182,701	—	182,701
Foreign Government Obligations	—	2,959,653	—	2,959,653
Investment Companies	1,749,010	—	—	1,749,010
U.S. Treasury Obligations	—	2,290,622	—	2,290,622
Short-Term Securities:
Money Market Funds	1,233,341	—	—	1,233,341
Options Purchased:
Equity Contracts	287,509	—	—	287,509
Foreign Currency Exchange Contracts	—	7,996	—	7,996
Interest Rate Contracts	2,188	56,382	—	58,570

Total	$7,470,722	$13,645,970	—	$21,116,692

BLACKROCK FUNDS	APRIL 30, 2016	13

Consolidated Schedule of Investments (concluded)	BlackRock Macro Themes Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$59,618	$353,623	—	$413,241
Foreign currency exchange contracts	—	177,133	—	177,133
Interest rate contracts	25,497	11,679	—	37,176
Liabilities:
Credit contracts	—	(1,018)	—	(1,018)
Equity contracts	(518,152)	(418,110)	—	(936,262)
Foreign currency exchange contracts	—	(397,218)	—	(397,218)
Interest rate contracts	(19,904)	(63,339)	—	(83,243)

Total	$(452,941)	$(337,250)	—	$(790,191)

[1]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged:
Collateral — exchange-traded options	$4,115,000	—	—	$4,115,000
Futures contracts	655,700	—	—	655,700
Centrally cleared swaps	5,000	—	—	5,000
Foreign currency at value	1,010,500	—	—	1,010,500
Liabilities:
Cash received as collateral for OTC derivatives	—	$(140,000)	—	(140,000)

Total	$5,786,200	$(140,000)	—	$5,646,200

During the period ended April 30, 2016, there were no transfers between levels.

14	BLACKROCK FUNDS	APRIL 30, 2016

Consolidated Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Multi-Asset Real Return Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Air Freight & Logistics — 0.0%
CH Robinson Worldwide, Inc.	235	$16,678
Automobiles — 0.1%
Ford Motor Co.	2,010	27,256
General Motors Co.	644	20,479
Harley-Davidson, Inc.	316	15,114

		62,849
Banks — 0.2%
Bank of America Corp.	2,483	36,152
Citigroup, Inc.	519	24,019
JPMorgan Chase & Co.	709	44,809
M&T Bank Corp.	24	2,840

		107,820
Beverages — 0.0%
Monster Beverage Corp. (a)	138	19,902
Biotechnology — 0.3%
AbbVie, Inc.	382	23,302
Alexion Pharmaceuticals, Inc. (a)	32	4,457
Amgen, Inc.	112	17,730
Biogen, Inc. (a)	66	18,149
Celgene Corp. (a)	222	22,957
Gilead Sciences, Inc.	536	47,281
Regeneron Pharmaceuticals, Inc. (a)	10	3,767

		137,643
Capital Markets — 0.2%
Affiliated Managers Group, Inc. (a)	15	2,555
Ameriprise Financial, Inc.	91	8,727
Franklin Resources, Inc.	226	8,439
Goldman Sachs Group, Inc.	456	74,834
HFF, Inc., Class A	316	10,058

		104,613
Chemicals — 0.3%
CF Industries Holdings, Inc.	375	12,401
Dow Chemical Co.	803	42,246
LyondellBasell Industries NV, Class A	733	60,597
Monsanto Co.	110	10,305
Mosaic Co.	326	9,125

		134,674
Communications Equipment — 0.1%
Cisco Systems, Inc.	1,282	35,242

Common Stocks	Shares	Value
Consumer Finance — 0.0%
American Express Co.	31	$2,028
Diversified Consumer Services — 0.0%
H&R Block, Inc.	379	7,671
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B (a)	60	8,729
CME Group, Inc.	330	30,330
Intercontinental Exchange, Inc.	7	1,680
Nasdaq, Inc.	37	2,283

		43,022
Diversified Telecommunication Services — 0.1%
AT&T Inc.	724	28,106
Verizon Communications, Inc.	647	32,958

		61,064
Electric Utilities — 0.1%
NextEra Energy, Inc.	354	41,623
Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	723	107,098
CVS Health Corp.	259	26,029
Sysco Corp.	950	43,767

		176,894
Food Products — 0.2%
Archer-Daniels-Midland Co.	1,148	45,851
JM Smucker Co.	257	32,634
Kraft Heinz Co.	395	30,838

		109,323
Health Care Equipment & Supplies — 0.0%
Intuitive Surgical, Inc. (a)	10	6,264
Health Care Providers & Services — 0.5%
Aetna, Inc.	237	26,608
AmerisourceBergen Corp.	762	64,846
Anthem, Inc.	234	32,940
Cardinal Health, Inc.	420	32,953
Express Scripts Holding Co. (a)	458	33,768
McKesson Corp.	277	46,486
UnitedHealth Group, Inc.	37	4,872

		242,473
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	672	14,818

Portfolio Abbreviations
ASX	Australian Securities Exchange	ILS	Israeli Shekel	PHP	Philippine Peso
AUD	Australian Dollar	INR	Indian Rupee	REIT	Real Estate Investment Trust
BRL	Brazilian Real	JPY	Japanese Yen	RUB	Russian Ruble
CAD	Canadian Dollar	KRW	South Korean Won	S&P	Standard & Poor’s
CBOE	Chicago Board Option Exchange	LIBOR	London Interbank Offered Rate	SEK	Swedish Krona
CHF	Swiss Franc	LP	Limited Partnership	SGD	Singapore Dollar
EPRA	European Public Real Estate Association	MLP	Master Limited Partnership	SPDR	Standard & Poor’s Depositary Receipts
ETF	Exchange-Traded Fund	MSCI	Morgan Stanley Capital International	SPI	Share Price Index Futures
EUR	Euro	MYR	Malaysian Ringgit	TIPS	Treasury Inflation Protected Securities
FTSE	Financial Times Stock Exchange	NAREIT	National Association of Real Estate Investment Trusts	TOPIX	Tokyo Stock Price Index
GBP	British Pound	NOK	Norwegian Krone	TWD	Taiwan New Dollar
GSCI	Goldman Sachs Commodity Index	NZD	New Zealand Dollar	USD	U.S. Dollar
HKD	Hong Kong Dollar	OTC	Over-the-Counter

BLACKROCK FUNDS	APRIL 30, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund

Common Stocks	Shares	Value
Household Durables — 0.1%
DR Horton, Inc.	716	$21,523
Kaufman & Broad SA	724	27,165
Lennar Corp., Class A	14	634
PulteGroup, Inc.	308	5,664

		54,986
Household Products — 0.1%
Procter & Gamble Co.	561	44,947
Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy, Inc.	51	770
Industrial Conglomerates — 0.2%
General Electric Co.	2,668	82,041
Insurance — 0.5%
Aflac, Inc.	1,785	123,111
American International Group, Inc.	240	13,397
Chubb Ltd.	284	33,472
Genworth Financial, Inc., Class A (a)	766	2,627
Lincoln National Corp.	284	12,340
MetLife, Inc.	266	11,997
Torchmark Corp.	903	52,275
XL Group PLC	1,131	37,018

		286,237
Internet & Catalog Retail — 0.2%
Amazon.com, Inc. (a)	93	61,342
Netflix, Inc. (a)	427	38,443
Priceline Group, Inc. (a)	11	14,780

		114,565
Internet Software & Services — 0.5%
Alphabet, Inc., Class A (a)	127	89,901
Alphabet, Inc., Class C (a)	118	81,775
Facebook, Inc., Class A (a)	538	63,258

		234,934
IT Services — 0.3%
InterXion Holding NV (a)	784	26,562
MasterCard, Inc., Class A	463	44,906
Visa, Inc., Class A	1,312	101,339

		172,807
Leisure Products — 0.0%
Hasbro, Inc.	56	4,740
Machinery — 0.1%
PACCAR, Inc.	654	38,527
Pentair PLC	220	12,778

		51,305
Media — 0.1%
Discovery Communications, Inc., Class C (a)	53	1,419
Scripps Networks Interactive, Inc., Class A	168	10,475
Time Warner, Inc.	102	7,664
Twenty-First Century Fox, Inc., Class A	962	29,110
Viacom, Inc., Class B	464	18,978

		67,646
Multiline Retail — 0.0%
Kohl’s Corp.	205	9,081
Multi-Utilities — 0.0%
Public Service Enterprise Group, Inc.	112	5,167

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 5.5%
Anadarko Petroleum Corp.	206	$10,869
Antero Midstream Partners LP - MLP	1,240	31,670
Apache Corp.	46	2,502
Boardwalk Pipeline Partners LP - MLP	880	14,318
Cabot Oil & Gas Corp.	50	1,170
Chevron Corp.	628	64,169
Columbia Pipeline Partners LP - MLP	4,730	68,727
ConocoPhillips	327	15,627
Delek Logistics Partners LP - MLP	2,400	80,640
Dominion Midstream Partners LP - MLP	4,260	142,880
Energy Transfer Equity LP - MLP	1,870	23,244
Energy Transfer Partners LP - MLP	1,790	63,420
Enterprise Products Partners LP - MLP	11,950	318,945
EOG Resources, Inc.	606	50,068
EQT Midstream Partners LP - MLP	1,610	127,657
Exxon Mobil Corp.	1,650	145,860
Genesis Energy LP - MLP	2,930	94,991
Kinder Morgan, Inc.	1,200	21,312
Magellan Midstream Partners LP - MLP	3,470	250,083
Marathon Oil Corp.	886	12,484
Marathon Petroleum Corp.	134	5,237
MPLX LP - MLP	6,122	197,067
Murphy Oil Corp.	61	2,180
ONEOK Partners LP - MLP	2,920	103,543
ONEOK, Inc.	993	35,897
Phillips 66	565	46,392
Phillips 66 Partners LP - MLP	720	41,213
Plains All American Pipeline LP - MLP	4,940	113,324
QEP Resources, Inc.	98	1,757
Rose Rock Midstream LP - MLP	520	8,980
Shell Midstream Partners LP - MLP	6,480	244,750
Sunoco Logistics Partners LP - MLP	4,310	126,197
Sunoco LP - MLP	665	23,867
Targa Resources Corp.	1,183	47,864
Tesoro Corp.	92	7,331
Tesoro Logistics LP - MLP	1,535	70,978
Valero Energy Corp.	335	19,721
Valero Energy Partners LP - MLP	1,060	50,551
Western Gas Partners LP - MLP	1,400	68,404
Williams Cos., Inc.	270	5,235
Williams Partners LP - MLP	3,895	117,746

		2,878,870
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.	143	10,322
Johnson & Johnson	483	54,135
Merck & Co., Inc.	333	18,262
Pfizer, Inc.	1,072	35,065

		117,784
Real Estate Investment Trusts (REITs) — 5.0%
AEON REIT Investment Corp.	27	33,661
American Campus Communities, Inc.	822	36,785
AvalonBay Communities, Inc.	516	91,224
Beni Stabili SpA SIIQ	45,383	33,695
Boston Properties, Inc.	1,266	163,137
British Land Co. PLC	9,842	103,553
Cambridge Industrial Trust	46,000	18,619
Care Capital Properties, Inc.	673	17,949
CareTrust REIT, Inc.	1,959	24,918

2	BLACKROCK FUNDS	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Colony Starwood Homes	682	$16,620
CyrusOne, Inc.	780	34,421
DDR Corp.	2,186	38,255
Derwent London PLC	762	36,623
Dream Office REIT	2,086	34,814
Duke Realty Corp.	1,700	37,179
Empiric Student Property PLC	11,330	18,583
EPR Properties	451	29,712
Equity One, Inc.	1,526	43,186
Essex Property Trust, Inc.	403	88,841
Extra Space Storage, Inc.	813	69,064
Federal Realty Investment Trust	92	13,991
General Growth Properties, Inc.	1,956	54,827
Gramercy Property Trust	2,864	24,258
HCP, Inc.	1,957	66,205
Host Hotels & Resorts, Inc.	4,618	73,057
Japan Rental Housing Investments, Inc.	80	63,004
Kenedix Retail REIT Corp.	20	52,744
Kilroy Realty Corp.	985	63,838
Klepierre	1,045	49,149
LaSalle Logiport REIT (a)	95	90,714
MGM Growth Properties LLC, Class A (a)	661	14,588
National Health Investors, Inc.	378	25,738
Parkway Properties, Inc.	1,178	19,378
Prologis, Inc.	1,744	79,195
Public Storage	174	42,597
Retail Properties of America, Inc., Class A	3,820	61,082
Sabra Health Care REIT, Inc.	819	17,273
Sekisui House Reit, Inc.	17	19,905
Simon Property Group, Inc.	996	200,365
SL Green Realty Corp.	519	54,537
STAG Industrial, Inc.	1,554	31,018
STORE Capital Corp.	1,736	44,563
Sunstone Hotel Investors, Inc.	2,925	37,469
UDR, Inc.	1,400	48,888
Vastned Retail NV	1,299	57,215
Vicinity Centres	30,640	77,017
Welltower, Inc.	1,706	118,431
Westfield Corp.	13,926	106,362
WP Glimcher, Inc.	1,305	13,689

		2,591,936
Real Estate Management & Development — 1.3%
BUWOG AG (a)	2,185	45,998
Cheung Kong Property Holdings Ltd.	4,000	27,318
Croesus Retail Trust	19,600	12,166
Deutsche Wohnen AG	2,454	75,245
Entra ASA (b)	2,021	19,084
First Capital Realty, Inc.	1,062	17,191
Howard Hughes Corp. (a)	143	15,039
Kennedy Wilson Europe Real Estate PLC	957	15,240
Kungsleden AB	3,452	23,762
Mitsui Fudosan Co. Ltd.	4,000	97,690
SM Prime Holdings, Inc.	40,500	19,530
St. Modwen Properties PLC	7,782	34,840
Sumitomo Realty & Development Co. Ltd.	4,000	116,305
Sun Hung Kai Properties Ltd.	6,000	75,619
Takara Leben Co. Ltd.	8,500	54,074
Vista Land & Lifescapes, Inc.	155,000	15,838

		664,939

Common Stocks	Shares	Value
Road & Rail — 0.0%
Union Pacific Corp.	203	$17,708
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Ltd.	400	58,300
Intel Corp.	353	10,689
QUALCOMM, Inc.	765	38,648

		107,637
Software — 0.2%
Microsoft Corp.	1,574	78,495
Specialty Retail — 0.1%
AutoNation, Inc. (a)	386	19,551
CarMax, Inc. (a)	298	15,779
GameStop Corp., Class A	59	1,935
L Brands, Inc.	84	6,576
Staples, Inc.	362	3,692
Tractor Supply Co.	87	8,235

		55,768
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.	1,659	155,515
SanDisk Corp.	82	6,161

		161,676
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	738	43,498
Tobacco — 0.5%
Altria Group, Inc.	2,484	155,772
Reynolds American, Inc.	1,712	84,915

		240,687
Total Common Stocks — 18.0%		9,412,825

Investment Companies
Equity Funds — 19.9%
Energy Select Sector SPDR Fund	27,469	1,854,432
Financial Select Sector SPDR Fund	130,767	3,048,179
Health Care Select Sector SPDR Fund	34,723	2,423,318
iShares Gold Trust (a)(c)(d)	248,203	3,097,573

		10,423,502
Fixed Income Fund — 17.7%
BlackRock Floating Rate Income Portfolio, Class K (c)	925,447	9,272,975
Total Investment Companies — 37.6%		19,696,477

BLACKROCK FUNDS	APRIL 30, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27	USD	640	$946,776
2.00%, 1/15/26		305	428,185
1.75%, 1/15/28		255	336,138
3.63%, 4/15/28		165	334,148
2.50%, 1/15/29		255	355,175
3.88%, 4/15/29		205	424,601
3.38%, 4/15/32		85	165,185
2.13%, 2/15/40-2/15/41		320	448,653
0.75%, 2/15/42-2/15/45		755	753,330
0.63%, 2/15/43		245	238,586
1.38%, 2/15/44		378	432,098
1.00%, 2/15/46		130	136,250
U.S. Treasury Inflation Indexed Notes:
2.63%, 7/15/17		240	288,025
1.63%, 1/15/18		255	301,017
0.13%, 4/15/18-7/15/24		6,027	6,253,551
1.38%, 7/15/18-1/15/20		590	687,931
2.13%, 1/15/19		240	285,541
1.88%, 7/15/19		270	325,434
1.25%, 7/15/20		515	601,376
1.13%, 1/15/21		590	683,396
0.63%, 7/15/21-1/15/26		1,881	2,018,584
0.38%, 7/15/23-7/15/25		1,510	1,569,457
0.25%, 1/15/25		755	765,184
Total U.S. Treasury Obligations — 35.8%			18,778,621

		Value
Total Long-Term Investments (Cost — $46,900,336) — 91.4%		$ 47,887,923

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (c)(e)	1,272,899	1,272,899
Total Short-Term Securities (Cost — $1,272,899) — 2.4%		1,272,899
Total Investments (Cost — $48,173,235*) — 93.8%		49,160,822
Other Assets Less Liabilities — 6.2%		3,240,129

Net Assets — 100.0%		$52,400,951

Notes to Consolidated Schedule of Investments

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$48,069,592

Gross unrealized appreciation	$2,382,864
Gross unrealized depreciation	(1,291,634)

Net unrealized appreciation	$1,091,230

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Shares Purchased	Shares Sold	Shares Held at April 30, 2016	Value at April 30, 2016	Income	Realized Loss
BlackRock Floating Rate Income Portfolio, Class K	—	925,447	—	925,447	$9,272,975	—	—
BlackRock Floating Rate Income Portfolio, Institutional Class	1,125,585	23,921	(1,149,506)	—	—	$302,170	$(574,476)
BlackRock Liquidity Funds, TempFund, Institutional Class	2,372,967	—	(1,100,068)[1]	1,272,899	$1,272,899	$5,233	—
iShares Gold Trust	248,203	—	—	248,203	$3,097,573	—	—
Total					$13,643,447	$307,403	$(574,476)

[1]	Represents net shares sold.

(d)	All or a portion of security is held by a wholly owned subsidiary.

(e)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

4	BLACKROCK FUNDS	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value		Unrealized Appreciation
(33)	U.S. Treasury Notes (10 Year)	June 2016	USD	4,292,063	$15,418

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	12,000	USD	9,336	Citibank N.A.	7/21/16	$ (243)
AUD	3,000	USD	2,307	Royal Bank of Scotland PLC	7/21/16	(34)
CAD	52,000	USD	40,421	Morgan Stanley & Co. International PLC	7/21/16	1,023
CHF	28,000	USD	29,062	Morgan Stanley & Co. International PLC	7/21/16	237
EUR	1,000	USD	1,132	Morgan Stanley & Co. International PLC	7/21/16	16
GBP	2,000	USD	2,879	HSBC Bank PLC	7/21/16	44
GBP	1,000	USD	1,433	Morgan Stanley & Co. International PLC	7/21/16	29
HKD	904,000	USD	116,652	HSBC Bank PLC	7/21/16	(33)
ILS	13,000	USD	3,454	BNP Paribas S.A.	7/21/16	31
JPY	897,000	USD	8,242	Northern Trust Corp.	7/21/16	210
NZD	4,000	USD	2,750	HSBC Bank PLC	7/21/16	31
SEK	125,000	USD	15,423	State Street Bank and Trust Co.	7/21/16	191
SGD	34,000	USD	25,005	Commonwealth Bank of Australia	7/21/16	235
SGD	5,000	USD	3,697	HSBC Bank PLC	7/21/16	15
SGD	3,000	USD	2,214	State Street Bank and Trust Co.	7/21/16	13
SGD	3,000	USD	2,214	State Street Bank and Trust Co.	7/21/16	13
USD	768	AUD	1,000	HSBC Bank PLC	7/21/16	10
USD	5,652	EUR	5,000	Royal Bank of Scotland PLC	7/21/16	(89)
USD	1,132	EUR	1,000	State Street Bank and Trust Co.	7/21/16	(16)
USD	25,567	GBP	18,000	Morgan Stanley & Co. International PLC	7/21/16	(740)
USD	1,427	GBP	1,000	Morgan Stanley & Co. International PLC	7/21/16	(34)
USD	137,924	JPY	14,960,000	Morgan Stanley & Co. International PLC	7/21/16	(3,030)
USD	4,597	JPY	511,000	Morgan Stanley & Co. International PLC	7/21/16	(217)
USD	5,144	JPY	562,000	Morgan Stanley & Co. International PLC	7/21/16	(151)
USD	16,575	JPY	1,797,000	State Street Bank and Trust Co.	7/21/16	(356)
USD	3,366	JPY	365,000	State Street Bank and Trust Co.	7/21/16	(73)
USD	16,620	NOK	137,000	HSBC Bank PLC	7/21/16	(389)
USD	3,588	PHP	168,000	HSBC Bank PLC	7/21/16	21
USD	32,351	PHP	1,499,000	JPMorgan Chase Bank N.A.	7/21/16	527
USD	1,749	SEK	14,000	HSBC Bank PLC	7/21/16	—
Total						$(2,759)

BLACKROCK FUNDS	APRIL 30, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	B+	USD	5,572	$202,324

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Depreciation
CMBX.NA Series 7 BBB-	3.00%	Credit Suisse International	1/17/47	BBB-	USD	2,000	$(163,843)	$(100,395)	$(63,448)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity	Fixed Amount	Counterparty	Expiration Date	Contracts	Value	Premiums Paid (Received)	Unrealized Appreciation
Bloomberg Brent Crude Subindex[1]	USD 829,322[2]	JPMorgan Chase Bank N.A.	6/29/16	3,613	$115,489	—	$115,489
S&P GSCI Commodity Excess Return Index[1]	USD 2,848,474[2]	JPMorgan Chase Bank N.A.	6/29/16	12,632	261,529	—	261,529
Total					$377,018	—	$377,018

[1]	All or a portion of security is held by a wholly owned subsidiary.

[2]	Fund receives the total return of the reference entity and pays the fixed amount.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6	BLACKROCK FUNDS	APRIL 30, 2016

Consolidated Schedule of Investments (concluded)	BlackRock Multi-Asset Real Return Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$8,136,244	$1,276,581	—	$9,412,825
Investment Companies	19,696,477	—	—	19,696,477
U.S. Treasury Obligations	—	18,778,621	—	18,778,621
Short-Term Securities	1,272,899	—	—	1,272,899

Total	$29,105,620	$20,055,202	—	$49,160,822

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Commodity contracts	—	$377,018	—	$377,018
Credit contracts	—	202,324	—	202,324
Foreign currency exchange contracts	—	2,646	—	2,646
Interest rate contracts	$15,418	—	—	15,418
Liabilities:
Credit contracts	—	(63,448)	—	(63,448)
Foreign currency exchange contracts	—	(5,405)	—	(5,405)

Total	$15,418	$513,135	—	$528,553

[1]    See above Schedule of Investments for values in each industry.

[2]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,900,146	—	—	$2,900,146
Foreign currency at value	39,902	—	—	39,902
Cash pledged:
Futures contracts	42,000	—	—	42,000
Centrally cleared swaps	342,260	—	—	342,260

Total	$3,324,308	—	—	$3,324,308

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS	APRIL 30, 2016	7

Schedule of Investments April 30, 2016 (Unaudited)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
CarMax Auto Owner Trust:
0.82%, 6/15/18	$155	$155,296
1.09%, 4/15/19	500	500,159
1.24%, 6/17/19	300	299,938
CNH Equipment Trust, 0.84%, 8/15/18	125	124,876
Ford Credit Auto Owner Trust, 1.08%, 3/15/19	280	280,122
Honda Auto Receivables Owner Trust:
0.69%, 8/21/17	167	166,519
0.92%, 11/20/17	296	296,482
0.82%, 7/21/18	500	499,413
Hyundai Auto Receivables Trust, 0.69%, 4/16/18	145	144,912
Nissan Auto Receivables Owner Trust, 0.67%, 9/15/17	131	130,941
Toyota Auto Receivables Owner Trust, 1.03%, 7/16/18	250	250,180
Volkswagen Credit Auto Master Trust, 0.79%, 7/22/19 (a)(b)	100	98,651
Total Asset-Backed Securities — 4.9%		2,947,489

Corporate Bonds
Automobiles — 2.1%
Daimler Finance North America LLC, 2.95%, 1/11/17 (a)	500	506,267
Volkswagen International Finance NV, 1.06%, 11/18/16 (a)(b)	750	748,065

		1,254,332
Banks — 18.0%
Australia & New Zealand Banking Group Ltd., 1.01%, 1/10/17 (a)(b)	250	250,329
Bank of America N.A., 1.09%, 11/14/16 (b)	750	750,697
Banque Federative du Credit Mutuel SA, 1.48%, 1/20/17 (a)(b)	500	501,307
BP Capital Markets PLC:
1.04%, 11/07/16 (b)	500	500,223
0.97%, 2/10/17 (b)	250	249,818
BPCE S.A., 1.47%, 2/10/17 (b)	250	250,724
Capital One N.A., 1.77%, 8/17/18 (b)	500	503,003
Commonwealth Bank of Australia:
0.99%, 3/13/17 (a)(b)	500	500,159
1.40%, 11/02/18 (a)(b)	495	495,247
Cooperatieve Rabobank UA, 3.38%, 1/19/17	250	254,037
JPMorgan Chase & Co.:
1.14%, 2/15/17 (b)	500	500,171
1.35%, 2/15/17	1,000	1,003,004
2.00%, 8/15/17	500	504,824
Macquarie Bank Ltd.:
1.08%, 6/15/16 (a)(b)	275	275,152
1.26%, 10/27/17 (a)(b)	250	249,260
Mizuho Bank Ltd., 1.06%, 4/16/17 (a)(b)	500	498,177
Nordea Bank AB, 1.48%, 9/17/18 (a)(b)	500	501,162
Rabobank Nederland, New York, 0.96%, 4/28/17 (b)	500	500,157
Sumitomo Mitsui Banking Corp, 1.30%, 1/10/17	750	750,277
Suncorp Metway Ltd., 1.09%, 5/23/16 (a)(b)	500	500,000

Corporate Bonds	Par (000)	Value
Svenska Handelsbanken AB, 1.10%, 9/23/16 (b)	$250	$250,327
UBS AG, Stamford, 1.13%, 9/26/16 (b)	500	500,565
Wells Fargo Bank N.A., 1.18%, 9/07/17 (b)	500	500,662

		10,789,282
Beverages — 0.4%
Sabmiller Holdings, Inc., 2.45%, 1/15/17 (a)	250	252,222
Communication Equipment — 0.9%
Cisco Systems Inc., 1.24%, 2/21/18 (b)	500	503,426
Consumer Finance — 3.7%
American Express Credit Corp., 1.40%, 11/05/18 (b)	500	499,895
Nissan Motor Acceptance Corp.:
1.43%, 4/07/18 (a)(b)	990	989,624
1.65%, 3/08/19 (a)(b)	250	251,179
Toyota Motor Credit Corp., 1.01%, 4/06/18 (b)	500	500,061

		2,240,759
Diversified Financial Services — 2.5%
American Honda Finance Corp., 1.44%, 2/22/19 (b)	500	501,381
Citigroup Inc., 1.50%, 12/07/18 (b)	500	497,019
Shell International Finance BV, 0.94%, 5/10/17 (b)	500	499,975

		1,498,375
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 2.95%, 5/15/16	290	290,217
Verizon Communications, Inc., 2.16%, 9/15/16 (b)	500	502,347

		792,564
Food & Staples Retailing — 0.5%
CVS Health Corp., 1.20%, 12/05/16	300	300,721
Health Care Providers & Services — 1.3%
Principal Life Global Funding II, 1.01%, 5/27/16 (a)(b)	500	500,150
Unitedhealth Group, Inc., 1.45%, 7/17/17	250	251,419

		751,569
Insurance — 1.6%
Berkshire Hathaway Finance Corp.:
1.18%, 3/07/18 (b)	295	296,363
1.45%, 3/07/18	230	232,152
Metropolitan Life Global Funding I, 1.30%, 4/10/17 (a)	410	410,595

		939,110
IT Services — 0.8%
International Business Machines Corp., 1.07%, 8/18/17 (b)	500	501,494
Machinery — 2.5%
Caterpillar Financial Services Corp, 1.33%, 2/23/18 (b)	500	504,137
John Deere Capital Corp.:
1.08%, 7/11/17 (b)	500	500,894
1.20%, 1/08/19 (b)	500	502,217

		1,507,248

BLACKROCK SHORT OBLIGATIONS FUND	APRIL 30, 2016	1

Schedule of Investments (continued)

Corporate Bonds	Par (000)	Value
Metals & Mining — 0.8%
Rio Tinto Finance USA PLC, 1.48%, 6/17/16 (b)	$500	$500,178
Oil, Gas & Consumable Fuels — 2.1%
Exxon Mobil Corp., 1.23%, 2/28/18 (b)	1,000	1,008,320
TransCanada Pipelines Ltd., 1.31%, 6/30/16 (b)	250	250,110

		1,258,430
Specialty Retail — 0.3%
Lowe’s Cos Inc., 1.23%, 9/14/18 (b)	195	196,746
Technology Hardware, Storage & Peripherals — 0.8%
Apple Inc, 1.30%, 2/23/18	500	502,969
Wireless Telecommunication Services — 0.4%
America Movil Sab de CV, 2.38%, 9/08/16	250	251,159
Total Corporate Bonds — 40.0%		24,040,584
Total Long-Term Investments (Cost — $26,948,445) — 44.9%		26,988,073

Short-Term Securities
Certificates of Deposit
Domestic — 0.8%
Wells Fargo Bank N.A., 0.88%, 10/13/16 (b)	500	500,263
Yankee — 15.0% (c)
Bank of Montreal, Chicago, 0.99%, 11/30/16 (b)	500	500,397
Bank of Nova Scotia, Houston, 1.03%, 4/12/17 (b)	1,000	1,000,233
Canadian Imperial Bank of Commerce, 0.78%, 8/02/16	1,000	1,000,454
Mizuho Bank Ltd. New York, 1.32%, 5/17/17 (b)	500	499,889
Natixis, New York:
0.90%, 9/16/16	2,000	2,001,468
1.05%, 12/01/16	500	500,405
Nordea Bank Finland PLC New York, 1.14%, 12/11/17 (b)	500	499,835
Norinchukin Bank, New York, 0.85%, 9/06/16	1,000	1,000,418
Royal Bank of Canada, New York, 1.01%, 3/10/17 (b)	500	500,149
Svenska Handelsbanken AB, 1.04%, 4/21/17 (b)	500	500,075
Toronto Dominion Bank, New York, 0.88%, 10/17/16 (b)	500	500,241
Westpac Banking Corp, New York, 0.89%, 10/21/16 (b)	500	500,220
Total Certificates of Deposit — 15.8%		9,504,047

Commercial Paper	Par (000)	Value
AXA Financial Inc., 0.72%, 5/17/16 (d)	$780	$779,821
Bank of Nova Scotia:
0.85%, 8/26/16 (a)(d)	500	498,881
0.85%, 9/01/16 (d)	1,000	997,580
BAT International Finance PLC, 0.95%, 7/12/16 (a)(d)	1,500	1,498,233
Coca-Cola Company, 0.97%, 3/01/17 (d)	1,000	992,163
Commonwealth Bank of Australia, 1.03%, 4/13/17 (b)	500	500,068
Credit Agricole Cib, New York, 0.90%, 9/09/16 (d)	1,000	997,543
Hyundai Capital America:
0.80%, 5/10/16 (d)	1,500	1,499,782
1.20%, 7/28/16 (d)	500	499,250
ING US Funding LLC, 0.70%, 8/05/16 (d)	1,000	998,244
Lloyds Bank PLC, 1.00%, 10/21/16 (d)	750	746,792
Macquarie Bank Ltd., 1.05%, 10/20/16 (a)(b)	1,000	999,850
Nissan Motor Acceptance Corp., 0.82%, 5/09/16 (d)	500	499,934
Old Line Funding LLC:
0.85%, 9/08/16 (d)	500	498,698
0.88%, 10/11/16 (a)(d)	1,000	996,265
Ryder System Inc., 0.64%, 5/12/16 (d)	400	399,931
Sheffield Receivables Corp., 0.80%, 7/18/16 (d)	440	439,436
Societe Generale SA:
0.66%, 7/08/16 (d)	1,000	999,014
1.27%, 3/31/17 (d)	250	247,214
Suncorp Metway Ltd., 0.89%, 8/09/16 (d)	600	599,096
Svenska Handelsbanken AB, 0.81%, 8/09/16 (d)	250	249,573
Westpac Banking Corp., 0.93%, 10/19/16 (d)	1,000	995,848
Total Commercial Paper — 28.2%		16,933,216

Money Market Funds — 0.9%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (e)(f)	520,623	520,623

U.S. Treasury Obligations	Par (000)
U.S. Treasury Bills, 0.68%, 3/02/17 (d)	1,000	995,964
U.S. Treasury Notes, 0.50%, 7/31/17	1,925	1,921,165
Total U.S. Treasury Obligations — 4.8%		2,917,129

2	BLACKROCK SHORT OBLIGATIONS FUND	APRIL 30, 2016

Schedule of Investments (continued)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.97%, 5/02/16 (g) (Purchased on 4/29/16 to be repurchased at $500,041, collateralized by corporate/debt obligation, 0.65% due at 6/16/42, original par and fair value of $1,217,085 and $535,000, respectively)	$500	$501,051
Total Value of Citigroup Global Markets, Inc. (Collateral value of $535,000)		501,051
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.89%, 5/02/16 (g) (Purchased on 4/29/16 to be repurchased at $1,000,075, collateralized by corporate/debt obligation, 0.70% due at 3/25/39, original par and fair value of $1,493,289 and $1,250,001, respectively)	1,000	1,000,246
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (Collateral value of $1,250,001)		1,000,246

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 1.46%, 5/02/16 (g) (Purchased on 4/29/16 to be repurchased at $750,091, collateralized by Fannie Mae Bonds 3.50% due at 9/25/42, original par and fair value of $1,129,796 and $802,500, respectively)	$750	$750,000
Total Value of Mizuho Securities USA, Inc. (Collateral value of $802,500)		750,000
Wells Fargo Securities LLC, 0.90%, 7/06/16 (Purchased on 4/05/16 to be repurchased at $1,002,300, collateralized by various corporate/debt obligations, 2.95% to 3.25% due from 3/01/21 to 4/01/26, aggregate original par and fair value of $1,016,960 and $1,050,000, respectively)	1,000	1,000,777
Total Value of Wells Fargo Securities LLC (Collateral value of $1,050,000)		1,000,777
Total Repurchase Agreements — 5.4%		3,252,074
Total Short-Term Securities (Cost — $33,105,666) — 55.1%		33,127,089
Total Investments (Cost — $60,054,111*) — 100.0%		60,115,162
Other Assets Less Liabilities — 0.0%		1,649

Net Assets — 100.0%		$60,116,811

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$60,054,111

Gross unrealized appreciation	$71,757
Gross unrealized depreciation	(10,706)

Net unrealized appreciation	$61,051

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Rates are discount rates or a range of discount rates at the time of purchase.

(e)	During the period ended April 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	47,370	473,253	520,623	$626

(f)	Current yield as of period end.

(g)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK SHORT OBLIGATIONS FUND	APRIL 30, 2016	3

Schedule of Investments (concluded)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	—	$26,488,073	$500,000	$26,988,073
Short-Term Securities	$520,623	32,606,466	—	33,127,089
Total	$520,623	$59,094,539	$500,000	$60,115,162

[1]	See above Schedule of Investments for values in each security type.

During the period ended April 30, 2016, there were no transfers between Level 1 and Level 2.

4	BLACKROCK SHORT OBLIGATIONS FUND	APRIL 30, 2016

Consolidated Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Strategic Risk Allocation Fund
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Australia — 10.1%
Australia Government Inflation Linked Bond:
1.00%, 11/21/18	AUD	813	$654,056
4.00%, 8/20/20		171	246,029
1.25%, 2/21/22		583	503,235
3.00%, 9/20/25		464	500,947
2.50%, 9/20/30		540	571,007
2.00%, 8/21/35		391	364,300

			2,839,574
Canada — 5.2%
Canadian Government Inflation Linked Bond:
4.25%, 12/01/26	CAD	255	427,688
4.00%, 12/01/31		239	416,799
2.00%, 12/01/41		179	223,585
1.50%, 12/01/44		281	314,338
1.25%, 12/01/47		96	97,351

			1,479,761
France — 7.7%
Republic of France Inflation Linked Bond:
0.45%, 7/25/16	EUR	184	222,370
0.10%, 7/25/21		451	548,399
1.10%, 7/25/22		339	470,862
1.85%, 7/25/27		346	531,820
0.70%, 7/25/30		306	394,396

			2,167,847
Germany — 2.3%
Deutsche Bundesrepublik Inflation Linked Bond:
0.75%, 4/15/18		119	148,420
1.75%, 4/15/20		46	63,033
0.10%, 4/15/23		157	198,185
0.50%, 4/15/30		182	239,936

			649,574
Sweden — 11.2%
Sweden Inflation Linked Bond:
0.50%, 6/01/17	SEK	4,450	588,768
4.00%, 12/01/20		855	172,523
0.25%, 6/01/22		4,880	673,031
1.00%, 6/01/25		4,650	689,315
3.50%, 12/01/28		4,335	1,026,647

			3,150,284

Foreign Government Obligations		Par (000)	Value
United Kingdom — 4.7%
United Kingdom Gilt Inflation Linked Bond:
0.13%, 3/22/24	GBP	62	$105,510
0.13%, 3/22/29		74	132,872
0.75%, 3/22/34		61	129,480
1.13%, 11/22/37		103	278,978
0.13%, 3/22/44		175	348,692
0.75%, 11/22/47		123	346,543

			1,342,075
Total Foreign Government Obligations — 41.2%			11,629,115

Investment Companies		Shares
Fixed Income Funds — 8.4%
iShares TIPS Bond ETF (a)		20,592	2,365,609
Total Long-Term Investments (Cost — $14,705,307) — 49.6%			13,994,724

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (a)(b)(c)		12,753,348	12,753,348
Total Short-Term Securities (Cost — $12,753,348) — 45.2%			12,753,348

Options Purchased
(Cost — $197,516) — 0.1%			42,611
Total Investments Before Options Written (Cost — $27,656,171*) — 94.9%			26,790,683

Options Written
(Premiums Received — $92,774) — (0.6)%			(177,607)
Total Investments Net of Options Written — 94.3%			26,613,076
Other Assets Less Liabilities — 5.7%			1,606,842

Net Assets — 100.0%			$28,219,918

Notes to Consolidated Schedule of Investments

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$27,747,592

Gross unrealized appreciation	$205,155
Gross unrealized depreciation	(1,162,064)

Net unrealized depreciation	$(956,909)

BLACKROCK FUNDS	APRIL 30, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

(a)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Shares Purchased	Shares Sold	Shares Held at April 30, 2016	Value at April 30, 2016	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	18,716,182	—	(5,962,834)[1]	12,753,348	$12,753,348	$20,395	$ 354
iShares TIPS Bond ETF	28,501	3,843	(11,752)	20,592	$2,365,609	$10,527	$(127,957)
Total					$15,118,957	$30,922	$(127,603)

[1]	Represents net shares sold.
(b)	Current yield as of period end.
(c)	All or a portion of security is held by a wholly owned subsidiary.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
1	ASX SPI 200 Index Futures[1]	June 2016	USD	99,435	$2,640
19	Australian Government Bonds (10 Year)	June 2016	USD	1,887,372	4,080
(18)	CBOE Volatility Index Futures[1]	June 2016	USD	341,550	(23,188)
12	Euro STOXX 50 Index[1]	June 2016	USD	409,060	(1,121)
2	FTSE 100 Index[1]	June 2016	USD	181,534	3,460
18	Japanese Government Bonds (10 Year)	June 2016	USD	2,565,508	3,562
10	Mini MSCI Emerging Markets Index[1]	June 2016	USD	419,200	17,773
2	Russell 2000 Mini Index[1]	June 2016	USD	225,740	10,324
10	S&P 500 E-Mini Index[1]	June 2016	USD	1,029,550	22,606
2	TOPIX Index[1]	June 2016	USD	249,342	(1,914)
Total					$38,222

[1]	All or a portion of security is held by a wholly owned subsidiary.

Forward Foreign Currency Exchange Contracts
Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	283,000	[1]	USD	205,566	BNP Paribas S.A.	6/01/16	$ 9,312
AUD	1,300,000	[1]	USD	1,011,540	Citibank N.A	6/01/16	(24,469)
CAD	300,000	[1]	USD	237,191	Citibank N.A	6/01/16	1,911
EUR	1,200,000	[1]	USD	1,357,488	Citibank N.A	6/01/16	17,937
EUR	134,000	[1]	USD	147,578	JPMorgan Chase Bank N.A.	6/01/16	6,011
GBP	250,000	[1]	USD	358,628	Citibank N.A	6/01/16	6,691
JPY	43,890,000	[1]	USD	387,472	BNP Paribas S.A.	6/01/16	25,362
JPY	30,000,000	[1]	USD	273,701	Citibank N.A	6/01/16	8,483
SEK	9,500,000	[1]	USD	1,171,220	Citibank N.A	6/01/16	13,196
USD	4,063,606	[1]	AUD	5,667,062	JPMorgan Chase Bank N.A.	6/01/16	(239,313)
USD	42,561	[1]	AUD	56,000	JPMorgan Chase Bank N.A.	6/01/16	41
USD	73,366	[1]	BRL	298,000	JPMorgan Chase Bank N.A.	6/01/16	(12,321)
USD	57,558	[1]	BRL	210,000	JPMorgan Chase Bank N.A.	6/01/16	(2,826)

2	BLACKROCK FUNDS	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,960,512	[1]	CAD	2,665,724	JPMorgan Chase Bank N.A.	6/01/16	$(164,088)
USD	4,805,612	[1]	EUR	4,343,702	JPMorgan Chase Bank N.A.	6/01/16	(173,085)
USD	183,359	[1]	EUR	163,000	JPMorgan Chase Bank N.A.	6/01/16	(3,470)
USD	2,052,049	[1]	GBP	1,471,006	JPMorgan Chase Bank N.A.	6/01/16	(97,500)
USD	44,079	[1]	GBP	31,000	JPMorgan Chase Bank N.A.	6/01/16	(1,221)
USD	175,992	[1]	INR	12,330,000	Barclays Bank PLC	6/01/16	(8,682)
USD	1,305,246	[1]	JPY	146,669,633	JPMorgan Chase Bank N.A.	6/01/16	(74,344)
USD	111,169	[1]	JPY	12,406,000	JPMorgan Chase Bank N.A.	6/01/16	(5,523)
USD	72,443	[1]	KRW	83,846,000	HSBC Bank PLC	6/01/16	(1,108)
USD	228,132	[1]	KRW	283,180,000	UBS AG	6/01/16	(20,280)
USD	92,369	[1]	MYR	391,000	JPMorgan Chase Bank N.A.	6/01/16	(7,443)
USD	59,442	[1]	RUB	4,641,000	UBS AG	6/01/16	(11,525)
USD	4,142,826	[1]	SEK	35,133,468	JPMorgan Chase Bank N.A.	6/01/16	(237,454)
USD	96,311	[1]	SEK	790,000	JPMorgan Chase Bank N.A.	6/01/16	(2,182)
USD	168,129	[1]	TWD	5,613,000	JPMorgan Chase Bank N.A.	6/01/16	(5,958)
USD	84,263	[1]	TWD	2,720,000	JPMorgan Chase Bank N.A.	6/01/16	(98)
Total							$(1,003,946)

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.60%	Pay	3-month LIBOR	1/09/17	USD	2,000	$ 8,086
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.60%	Pay	3-month LIBOR	1/09/17	USD	2,000	8,085
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.85%	Pay	3-month LIBOR	1/09/17	USD	6,250	13,220
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.85%	Pay	3-month LIBOR	1/09/17	USD	6,250	13,220
Total									$42,611

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.90%	Pay	3-month LIBOR	1/09/17	USD	3,100	$(88,803)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.90%	Pay	3-month LIBOR	1/09/17	USD	3,100	(88,804)
Total									$(177,607)

BLACKROCK FUNDS	APRIL 30, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 26 Version 1	5.00%	6/20/21	B+	USD	2,790	$33,798
CDX.NA.IG Series 26 Version 1	1.00%	6/20/21	BBB+	USD	7,030	15,713
iTraxx Europe Crossover Series 25 Version 1	5.00%	6/20/21	B+	EUR	845	3,048
iTraxx Europe Series 25 Version 1	1.00%	6/20/21	BBB+	EUR	5,850	13,162
Total						$65,721

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation
CDX.EM Series 25 Version 1	1.00%	BNP Paribas S.A.	6/20/21	BBB	USD	3,250	$(262,262)	$(276,711)	$14,449
CDX.EM Series 25 Version 1	1.00%	BNP Paribas S.A.	6/20/21	BBB	USD	800	(64,557)	(64,890)	333
Total							$(326,819)	$(341,601)	$14,782

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps
Reference Entity	Fixed Rate (Amount)/ Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Canadian (10 Year) Bond Futures June 2016	CAD 1,421,185[2]	Bank of America N.A.	5/25/16	10	$(23,579)	—	$(23,579)

Canadian (10 Year) Bond Futures June 2016	CAD 843,931[2]	Bank of America N.A.	5/25/16	6	(7,150)	—	(7,150)

Canadian (10 Year) Bond Futures June 2016	CAD 141,425[2]	Bank of America N.A.	5/25/16	1	(1,805)	—	(1,805)

Long Gilt Futures June 2016	GBP 729,755[2]	Bank of America N.A.	5/25/16	6	(17,760)	—	(17,760)

Long Gilt Futures June 2016	GBP 362,611[2]	Bank of America N.A.	5/25/16	3	(5,568)	—	(5,568)

Long Gilt Futures June 2016	GBP 121,230[2]	Bank of America N.A.	5/25/16	1	(2,382)	—	(2,382)

U.S. Treasury (10 Year) Notes Futures June 2016	USD 7,084,552[2]	Bank of America N.A.	5/26/16	54	(61,177)	—	(61,177)

U.S. Treasury (10 Year) Notes Futures June 2016	USD 2,198,862[2]	Bank of America N.A.	5/26/16	17	12,201	—	12,201

U.S. Treasury (10 Year) Notes Futures June 2016	USD 517,942[2]	Bank of America N.A.	5/26/16	4	2,308	—	2,308

Euro-Bund Futures June 2016	EUR 1,139,538[2]	Bank of America N.A.	6/06/16	7	(7,304)	—	(7,304)

Euro-Bund Futures June 2016	EUR 162,561[2]	Bank of America N.A.	6/06/16	1	(779)	—	(779)

4	BLACKROCK FUNDS	APRIL 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

Reference Entity	Fixed Rate (Amount)/ Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.14%[3]	JPMorgan Chase Bank N.A.	6/17/16	154	6,899	—	6,899

FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.14%[3]	JPMorgan Chase Bank N.A.	6/17/16	57	2,553	—	2,553

MSCI Emerging Markets Net Total Return Index[1]	3-month LIBOR plus 0.10%[3]	BNP Paribas S.A.	6/17/16	2,009	12,650	—	12,650

MSCI World Small Cap Net Total Return Index[1]	3-month LIBOR minus 0.14%[3]	JPMorgan Chase Bank N.A.	6/17/16	5,802	63,708	—	63,708

MSCI World Small Cap Net Total Return Index[1]	3-month LIBOR minus 0.14%[3]	JPMorgan Chase Bank N.A.	6/17/16	434	4,765	—	4,765

S&P GSCI Excess Return on the Light Energy Index[1]	USD 1,369,903[2]	BNP Paribas S.A.	6/20/16	7,476	100,250	—	100,250

FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.25%[3]	JPMorgan Chase Bank N.A.	9/16/16	81	7,670	—	7,670

FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.25%[3]	JPMorgan Chase Bank N.A.	9/16/16	70	4,869	—	4,869

FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.40%[3]	JPMorgan Chase Bank N.A.	9/16/16	24	1,101	—	1,101

MSCI World Small Cap Net Total Return Index[1]	3-month LIBOR minus 0.42%[3]	JPMorgan Chase Bank N.A.	9/16/16	1,744	20,229	—	20,229

S&P GSCI Excess Return on the Light Energy Index[1]	USD 749,933[2]	BNP Paribas S.A.	9/16/16	3,948	27,909	—	27,909

S&P GSCI Excess Return on the Light Energy Index[1]	USD 318,246[2]	BNP Paribas S.A.	9/16/16	1,670	10,782	—	10,782

S&P GSCI Excess Return on the Light Energy Index[1]	USD 664,408[4]	JPMorgan Chase Bank N.A.	9/16/16	3,372	34,093	—	34,093

S&P GSCI Excess Return on the Light Energy Index[1]	USD 212,603[4]	JPMorgan Chase Bank N.A.	9/16/16	1,079	17,079	—	17,079

MSCI Emerging Markets Net Total Return Index[1]	3-month LIBOR plus 0.09%[3]	JPMorgan Chase Bank N.A.	3/17/17	2,362	14,845	—	14,845

MSCI Emerging Markets Net Total Return Index[1]	3-month LIBOR plus 0.40%[3]	JPMorgan Chase Bank N.A.	3/17/17	1,402	6,369	—	6,369
Total					$222,776	—	$222,776

[1]	All or a portion of security is held by a wholly owned subsidiary.

[2]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

[3]	Fund receives the total return of the reference entity and pays the floating amount.

[4]	Fund receives the total return of the reference entity and pays the fixed amount.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

BLACKROCK FUNDS	APRIL 30, 2016	5

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Risk Allocation Fund

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Government Obligations	—	$11,629,115	—	$11,629,115
Investment Companies	$2,365,609	—	—	2,365,609
Short-Term Securities	12,753,348	—	—	12,753,348
Options Purchased:
Interest Rate Contracts	—	42,611	—	42,611

Total	$15,118,957	$11,671,726	—	$26,790,683

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Commodity contracts	—	$190,113	—	$190,113
Credit contracts	—	80,503	—	80,503
Equity contracts	$56,803	145,658	—	202,461
Foreign currency exchange contracts	—	88,944	—	88,944
Interest rate contracts	7,642	14,509	—	22,151
Liabilities:
Equity contracts	(26,223)		—	(26,223)
Foreign currency exchange contracts	—	(1,092,890)	—	(1,092,890)
Interest rate contracts	—	(305,111)	—	(305,111)

Total	$38,222	$(878,274)	—	$(840,052)

[1]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,181,035	—	—	$1,181,035
Cash pledged:
Collateral — OTC derivatives	850,000	—	—	850,000
Futures contracts	263,260	—	—	263,260
Centrally cleared swaps	478,710	—	—	478,710
Liabilities:
Bank overdraft	—	$(8,849)	—	(8,849)

Total	$2,773,005	(8,849)	—	$2,764,156

During the period ended April 30, 2016, there were no transfers between levels.

6	BLACKROCK FUNDS	APRIL 30, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: June 22, 2016

2